Filed with the Securities and Exchange Commission on February 28, 2017

1933 Act Registration File No.   033-20827

1940 Act File No. 811- 05518

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 212	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 214	☒

(Check Appropriate Box or Boxes)

THE RBB FUND, INC.

(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street,

Milwaukee, Wisconsin 53202

(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code:  (302) 791-1851

Copies to:

SALVATORE FAIA	MICHAEL P. MALLOY, ESQUIRE
The RBB Fund, Inc.	Drinker Biddle & Reath LLP
615 East Michigan Street,	One Logan Square, Suite 2000
Milwaukee, Wisconsin 53202	Philadelphia, Pennsylvania 19103-6996

Approximate Date of Proposed Public Offering:  As soon as practicable after the Registration Statement becomes effective.

☒           immediately upon filing pursuant to paragraph (b)

☐             on (date) pursuant to paragraph (b)

☐             60 days after filing pursuant to paragraph (a)(1)

☐             On (date) pursuant to paragraph (a)(1)

☐             75 days after filing pursuant to paragraph (a)(2)

☐             on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐                        This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS

dated February 28, 2017

Motley Fool Independence Fund

Investor Shares (Ticker: FOOLX)

Institutional Shares (Ticker: FOIIX)

Motley Fool Great America Fund

Investor Shares (Ticker: TMFGX)

Institutional Shares (Ticker: FOGIX)

Motley Fool Emerging Markets Fund

Investor Shares (Ticker: TMFEX)

Institutional Shares (Ticker: FOEIX)

Each a series of The RBB Fund, Inc.

2000 Duke Street, Suite 175
Alexandria, VA 22314

The investment objective of the Motley Fool Independence Fund, the Motley Fool Great America Fund and the Motley Fool Emerging Markets Fund (each a “Fund” and together the “Funds”) is to achieve long-term capital appreciation. The Motley Fool Independence Fund pursues its objective by investing primarily in common stocks of U.S. companies and of companies that are organized under the laws of other countries around the world. The Motley Fool Great America Fund pursues its objective by investing primarily in common stocks of companies that are organized in the United States and that are engaged in a broad range of industries. The Motley Fool Emerging Markets Fund pursues its objective by investing primarily in common stocks of emerging market companies.

This prospectus has information about the Funds’ Investor and Institutional Shares that you should know before you invest. You should read it carefully and keep it with your investment records.

The Securities and Exchange Commission (the “Commission”) has not approved or disapproved the Funds’ shares or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

Motley Fool Independence Fund	2
Summary Section	2
Motley Fool Great America Fund	9
Summary Section	9
Motley Fool Emerging Markets Fund	16
Summary Section	16
Fund Goals and Strategies	23
Principal Risks	27
Additional Principal Risks of the Independence Fund and the Emerging Markets Fund	28
Additional Principal Risk of the Great America Fund	30
Who Should Invest in the Funds?	30
Non-Principal Fund Investment Practices and Their Risks	31
Non-Principal Risks of Investing in the Funds	36
Management of the Funds	37
Fund Expenses	41
Net Asset Value	41
How to Buy Shares	43
How to Redeem Shares	48
How to Exchange Shares	50
Share Class Conversion	52
Dividends, Distributions, and Taxes	52
Miscellaneous Information	54
General Information	55
Financial Highlights	57

What’s New?

•	The Motley Fool Epic Voyage Fund will now be known as The Motley Fool Emerging Markets Fund. We believe this name change more clearly reflects the Fund’s investing strategy.
•

We have made benchmark changes for the Emerging Markets Fund and the Great America Fund. We believe the new benchmarks more appropriately reflect the types of securities held in the Funds’ portfolios and provide better comparative performance information.

•	We now note that our funds pursue their investment objectives using a quality growth at a reasonable price investing style. We believe this more clearly reflects our investment approach.

No securities dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus or in approved sales literature in connection with the offer contained herein, and if given or made, such other information or representations must not be relied upon as having been authorized by the Funds or The RBB Fund, Inc. This prospectus does not constitute an offer to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction or to any person to whom it is unlawful to make such offer.

SUMMARY SECTION

Motley Fool Independence Fund

(The “Independence Fund”)

MOTLEY FOOL INDEPENDENCE FUND

(The “Independence Fund”)

SUMMARY SECTION

Investment Objective

The investment objective of the Independence Fund is to achieve long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Independence Fund.

Shareholder Fees (fees paid directly from your investment):	Investor Class	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	NONE	NONE
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	NONE	NONE
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	NONE	NONE
Redemption Fee (as percentage of amount redeemed) (on shares held for 90 days or less)	2.00%	2.00%
Exchange Fee	NONE	NONE
Maximum Annual Small-Balance Account Fee (on accounts with balances less than $10,000)	$24	$24

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.85%	0.85%
Distribution (12b-1) Fees	NONE	NONE
Other Expenses(a)	0.29%	1.27%
Total Annual Fund Operating Expenses	1.14%	2.12%
Fees Waived/Expenses Reimbursed(b)	0.00%	(1.17)%
Total Annual Operating Expenses After Recoupment	1.14%	0.95%

(a) The Independence Fund is the successor to the Motley Fool Independence Fund, a series of The Motley Fool Funds Trust (the “Predecessor Independence Fund”) which was reorganized into the Independence Fund on December 21, 2016.

(b) The Adviser has contractually agreed to pay, waive or absorb a portion of the Independence Fund’s Investor Shares and Institutional Shares expenses through the end of February 2018, or such later date as may be determined by the Independence Fund and the Adviser, to the extent necessary to limit operating expenses (excluding brokerage commissions, taxes, interest expense, acquired fund fees and expenses, and any extraordinary expenses) to an amount not to exceed 1.15%  and 0.95%  annually of average daily net assets of the Investor Shares and Institutional Shares, respectively.  If the excluded expenses are incurred, operating expenses may be higher than 1.15% and 0.95% annually, for the Investor Shares and Institutional Shares, respectively. The Adviser may recover from the Independence Fund’s fees and expenses previously paid, waived or absorbed for a period of three years after such fees or expenses were incurred, provided that the repayments do not cause operating expenses (excluding brokerage commissions, taxes, interest expense, acquired fund fees and expenses, and any extraordinary expenses) to exceed 1.15% and 0.95% annually of average daily net assets of Investor Shares and Institutional Shares, respectively or, if less, the expense limitation that was in place at the time the fees or expenses were paid, waived or absorbed. The expense limitation agreement will terminate automatically if the Adviser is no longer serving as investment adviser to the Independence Fund, but otherwise it can be terminated only by the Independence Fund’s Board of Directors.

Example

This Example is intended to help you compare the cost of investing in the Independence Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Investor Shares or $100,000 in Institutional Shares of the Independence Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that:  (1) your investment has a 5% return each year, and (2) the Independence Fund’s operating expenses remain the same (taking into account the contractual expense limitation agreement in place for one year).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$116	$362	$628	$1,386
Institutional Class	$969	$5,509	$10,314	$23,591

Portfolio Turnover

The Independence Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Independence Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Independence Fund’s performance. During the most recent fiscal year, the Predecessor Independence Fund’s portfolio turnover rate was 26%.

Principal Investment Strategies

The Independence Fund pursues its investment objective by using a growth at a reasonable price investing style. The Fund invests in a focused portfolio of the common stocks of high-quality U.S. companies and the common stocks and depositary receipts of high-quality companies that are organized under the laws of other countries around the world.

Although there is no limitation on the percentage of the Independence Fund’s net assets that may be invested in securities of foreign companies, such investments generally will not constitute more than 50% of the Independence Fund’s net assets. Under normal market circumstances, the Independence Fund seeks to stay fully invested and does not attempt to time the market.  Although the fund does not have market capitalization constraints for its investments, it is expected that investments in the securities of U.S. companies having smaller and middle market capitalizations and the securities in foreign companies, including companies organized under the laws of emerging market countries, will be important components of the Independence Fund’s investment program. As a result, the Independence Fund has the freedom to go anywhere to make investments for its shareholders.

In identifying investments for the Independence Fund, the Adviser looks for securities of companies that have high-quality businesses with strong market positions, manageable leverage, robust streams of free cash flow, and trade at attractive prices.  In managing the Independence Fund’s investment portfolio, the Adviser regularly reviews and adjusts the Independence Fund’s allocations to particular markets and sectors to maintain a diversified mix of investments that the Adviser believes offer the best overall potential for long-term growth of capital.  The Independence Fund will sell securities in which it has invested based upon the Adviser’s analysis of fundamental investment criteria, including its assessment of the current value of a security relative to the security’s current market price, business fundamentals relating to the issuer, and developments affecting the issuer’s business prospects and risks.

The Independence Fund prefers to invest in high-quality businesses when possible. To identify these high-quality businesses, the Adviser engages in research to evaluate each company under consideration using four criteria: management, culture, and incentives; the economics of the business; competitive advantage; and the durability of its competitive advantage period. The Adviser’s approach prizes a long-term mindset and a balance of qualitative and quantitative factors.

Management, Culture, and Incentives.

The Adviser believes that management is a key element to long-term success at most businesses.  Among the factors the Adviser considers are: manager and board of director fit, the clarity of vision and strategies, main-line culture and turnover, ownership in the business, the sensibility of incentives, capital allocation choices and results, external transparency and candor, and overall treatment of stakeholders.

Economics of the Business.

The Adviser believes that the economic performance of a business is a signal for quality. The Adviser’s process looks at the company’s long-term return on capital, the scalability of its business model, relative and absolute margins, business and product cyclicality, and other key performance indicators to gain insight into its potential for future performance.

Competitive Advantage.

The Adviser seeks companies that offer certain characteristics that allow them to generate and sustain outsized returns on capital on an absolute basis as well as in comparison to their peers. Competitive advantages may include pricing power, geographic barriers to entry, network effects, regulatory barriers to entry, and superior brands, among others. The Adviser also assesses the strength of the supporting capabilities each company possesses that reinforce these advantages to result in unique positioning.

Durability of Competitive Advantage Period.

Companies often display superior economics over the short term due to favorable product cycles, customer preference, temporary or tactical advantages or other reasons. As the Adviser’s desire is to own companies in the Fund that can be kept in the portfolio for many years, a core part of the Adviser’s process is to consider what the company might look like over a period of ten or more years. The Adviser considers whether the company seems likely to grow, to increase profitability through additional products or other offerings, and if it has optionality and the financial capacity that may make it a larger, stronger business in the future than it might be today.

The Independence Fund’s investment portfolio is focused, generally composed of at least 30 investment positions, with the 10 largest positions representing not more than 60% of the Independence Fund’s net assets.   To limit the risks associated with highly concentrated holdings, the Independence Fund does not invest more than 5% of its net assets in any one class of the securities of any one issuer at the time of purchase. If a portfolio holding grows to be greater than 5% of the Independence Fund’s net assets the Adviser may not add additional capital to the position. However, the Adviser may maintain an allocation above 5% indefinitely, provided it continues to meet the Adviser’s investment criteria.

While investing in a particular sector is not a principal investment strategy of the Independence Fund, its portfolio may be significantly invested in a sector as a result of the portfolio management decisions made pursuant to its principal investment strategy.

Principal Investment Risks

The value of the Independence Fund’s investments may decrease, which will cause the value of the Independence Fund’s shares to decrease. As a result, you may lose money on your investment in the Independence Fund, and there can be no assurance that the Independence Fund will achieve its investment objective.

Company and Market Risk

The common stock of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer-than-expected earnings or management decisions, changes in the industry in which the company is engaged, or a reduction in the demand for a company’s products or services). General market and economic factors may adversely affect securities markets generally, which could adversely affect the value of the Independence Fund’s investments in common stocks.  In addition, the rights of holders of common stock are subordinate to the rights of preferred shares and debt holders.

Investments in Small and Mid-Capitalization Companies

The Independence Fund invests in securities of companies of all sizes, including those that have relatively small market capitalizations.  Investments in securities of these companies involve greater risks than do investments in larger, more established companies. The prices of securities of small-cap companies tend to be more vulnerable to adverse developments specific to the company or its industry, or the securities markets generally, than are securities of larger capitalization companies.

Investment Style Risk

The Independence Fund pursues a quality growth at a reasonable price style of investing.  Quality growth at a reasonable price investing focuses on companies that appear attractively priced in light of factors such as the quality of management, sustainability of competitive advantage, or growth potential of cash flow.  If the Adviser’s assessment of a company’s quality or intrinsic value or its prospects for exceeding earnings expectations or market conditions is inaccurate, the Independence Fund could suffer losses or produce poor performance relative to other funds.  In addition, the stocks of quality companies can continue to be undervalued by the market for long periods of time. As a consequence of our investing style we expect the Independence Fund will underperform the market and its peers over short timeframes.

Foreign Investments

The Independence Fund invests in the securities of foreign companies. Investing in securities of foreign companies involves risks generally not associated with investments in the securities of U.S. companies, including the risks associated with fluctuations in foreign currency exchange rates, unreliable and untimely information about issuers, and political and economic instability.

Emerging Market Countries

Investing in emerging market countries involves risks in addition to and greater than those generally associated with investing in more developed foreign markets. In many less developed markets, there is less governmental supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than there is in more developed markets. The securities markets of certain countries in which the Independence Fund may invest may also be smaller, less liquid, and subject to greater price volatility than those of more developed markets. The Independence Fund seeks to invest no more than 50% of its net assets in Emerging Market Countries.

Depositary Receipts

The Independence Fund may purchase depositary receipts (ADRs, EDRs, GDRs, and NVDRs) to facilitate its investments in foreign securities. By investing in ADRs rather than investing directly in the securities of foreign issuers, the Independence Fund can avoid currency risks during the settlement period for purchase and sales. However, ADRs do not eliminate all the risks inherent in investing in the securities of foreign issuers.

Securities Lending Risk

The Fund may lend portfolio securities to institutions, such as certain broker- dealers. The Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund.

Performance Information:  The bar chart and performance table below illustrate the risks and volatility of an investment in the Independence Fund. The Independence Fund’s past performance, both before and after taxes, does not necessarily indicate how the Independence Fund will perform in the future. Updated performance information is available online at www.foolfunds.com or by calling 888-863-8803 (toll free).

The Independence Fund commenced operations on December 21, 2016, by acquiring the assets and liabilities of the Predecessor Independence Fund in exchange for shares of the Independence Fund. Accordingly, the performance information shown below for periods prior to December 21, 2016 is that of the Predecessor Independence Fund, which was also a publicly-sold open-end mutual fund.  The Predecessor Independence Fund was also advised by the Adviser and had the same investment objective and strategies as the Independence Fund.

The bar chart shows changes in the performance of the Independence Fund’s Investor Shares from year to year.

Best Quarter: 17.07% in the quarter ended September 30, 2010

Worst Quarter: (13.47)% in the quarter ended September 30, 2011

The performance table shows how the Independence Fund’s Investor Shares and Institutional Shares average annual total returns for the periods indicated compare with those of the FTSE Global All Cap (Fair Value 16.00 EST) Net Tax (US RIC) Index, a broad measure of market performance.

PERFORMANCE TABLE

(Average annual total returns for the periods ended December 31, 2016)

Motley Fool Independence Fund	1 Year	3 Years	5 Years	Since Inception, June 16, 2009	Since Inception, June 17, 2014
Investor Shares*
Return Before Taxes	2.78%	2.76%	8.75%	11.02%	N/A
Return After Taxes on Distributions	2.09%	2.35%	8.41%	10.69%	N/A
Return After Taxes on Distributions and Sale of Fund Shares	2.21%	2.13%	6.93%	8.98%	N/A
Institutional Shares**
Return Before Taxes	2.87%	N/A	N/A	N/A	1.14%
FTSE Global All Cap (Fair Value 16.00 EST) Net Tax (US RIC) Index (reflects no deduction for fees and expenses)	7.94%	3.62%	10.04%	10.57%	2.12%

* The Investor Shares of the Predecessor Independence Fund commenced operations on June 16, 2009.

** The Institutional Shares of the Predecessor Independence Fund commenced operations on June 17, 2014.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Independence Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The “Return After Taxes on Distributions and Sale of Fund Shares” is higher than the “Return After Taxes on Distributions” for the one year period because of realized losses that would have been sustained upon the sale of Independence Fund shares immediately after the relevant period.

Management

Investment Adviser

Motley Fool Asset Management, LLC serves as the Independence Fund’s investment adviser.

Portfolio Managers

Team Member	Primary Titles	Start Date with Fund/ Predecessor Fund
Bryan C. Hinmon, CFA	Chief Investment Officer; Senior and Lead Portfolio Manager	2016/2014
Anthony L. Arsta	Lead Portfolio Manager	2016/2009
William S. Barker, CFA	Portfolio Manager	2016/2009
Nathan G. Weisshaar, CFA	Portfolio Manager	2016/2014
David A. Meier	Portfolio Manager	2016/2014
Charles L. Travers Jr.	Portfolio Manager	2016/2014

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange shares of the Independence Fund on any business day online or through our website at www.foolfunds.com, by mail (Motley Fool Funds, P.O. Box 9780, Providence, RI 02940-9780), by express/overnight mail (Motley Fool Funds, 4400 Computer Dr., Westborough, MA 01581-1722), or by telephone  at 1-888-863-8803. The minimum initial investment in the Independence Fund’s Investor Shares is $500. Subsequent investments in the Investor Shares may be made in any amount of $50 or more. The minimum initial investment in the Independence Fund’s Institutional Shares is $100,000, subject to certain exceptions.

Subsequent investments in the Institutional Shares may be made in any amount. These investment minimums may be waived in certain circumstances.

Tax Information

The Independence Fund intends to make distributions that generally may be taxed at ordinary income or capital gains rates.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Independence Fund through a broker-dealer or other financial intermediary (such as a bank), the Independence Fund and its related companies may pay the intermediary for the sale of Independence Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Independence Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

SUMMARY SECTION

Motley Fool Great America Fund

(The “Great America Fund”)

MOTLEY FOOL GREAT AMERICA FUND

(the “Great America Fund”)

SUMMARY SECTION

Investment Objective

The investment objective of the Great America Fund is to achieve long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Great America Fund.

Shareholder Fees (fees paid directly from your investment):	Investor Shares	Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	NONE	NONE
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	NONE	NONE
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	NONE	NONE
Redemption Fee (as a percentage of amount redeemed) (on shares held for 90 days or less)	2.00%	2.00%
Exchange Fee	NONE	NONE
Maximum Annual Small-Balance Account Fee (on accounts with balances less than $10,000)	$24	$24

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.85%	0.85%
Distribution (12b-1) Fees	NONE	NONE
Other Expenses(a)	0.32%	1.55%
Total Annual Fund Operating Expenses	1.17%	2.40%
Fees Waived/Expenses Reimbursed(b)	(0.02)%	(1.45)%
Total Annual Operating Expenses After Expense Limitation	1.15%	0.95%

(a) The Great America Fund is the successor to the Motley Fool Great America Fund, a series of The Motley Fool Funds Trust (the “Predecessor Great America Fund”) which was reorganized into the Great America Fund on December 21, 2016.

(b) The Adviser has contractually agreed to pay, waive or absorb a portion of the Great America Fund’s Investor Shares and Institutional Shares expenses through the end of February 2018, or such later date as may be determined by the Great America  Fund and the Adviser, to the extent necessary to limit operating expenses (excluding brokerage commissions, taxes, interest expense, acquired fund fees and expenses, and any extraordinary expenses) to an amount not to exceed 1.15%  and 0.95%  annually of average daily net assets of the Investor Shares and Institutional Shares, respectively.  If the excluded expenses are incurred, operating expenses may be higher than 1.15% and 0.95% annually, for the Investor Shares and Institutional Shares, respectively. The Adviser may recover from the Great America  Fund’s fees and expenses previously paid, waived or absorbed for a period of three years after such fees or expenses were incurred, provided that the repayments do not cause operating expenses (excluding brokerage commissions, taxes, interest expense, acquired fund fees and expenses, and any extraordinary expenses) to exceed 1.15% and 0.95% annually of average daily net assets of Investor Shares and Institutional Shares, respectively or, if less, the expense limitation that was in place at the time the fees or expenses were paid, waived or absorbed. The expense limitation agreement will terminate automatically if the Adviser is no longer serving as investment adviser to the Independence Fund, but otherwise it can be terminated only by the Great America Fund’s Board of Directors.

Example

This Example is intended to help you compare the cost of investing in the Great America Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Investor Shares or $100,000 in Institutional Shares in the Great America Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that:  (1) your investment has a 5% return each year and (2) the Great America Fund operating expenses remain the same (taking into account the contractual expense limitation agreement in place for one year).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$117	$370	$642	$1,419
Institutional Class	$969	$6,094	$11,489	$26,253

Portfolio Turnover

The Great America Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Great America Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Great America Fund’s performance. During the most recent fiscal year, the Predecessor Great America Fund’s portfolio turnover rate was 21%.

Principal Investment Strategies

The Great America Fund pursues its investment objective by using a growth at a reasonable price investing style. The Fund invests in a focused portfolio of the common stocks of high-quality companies organized in the United States that are engaged in a broad range of industries.

Under normal market conditions, the Great America Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities issued by United States companies. The Adviser expects to focus on companies having smaller and mid-market capitalizations. For this purpose, the Adviser currently defines small and mid-market capitalization companies as having similar market capitalizations to the companies in the Russell 2500 Growth Index. That index is used for the purpose of determining range and not for targeting portfolio management. Under normal circumstances, the Great America Fund seeks to stay fully invested and does not attempt to time the market.

In identifying investments for the Great America Fund, the Adviser looks for securities of companies that have high-quality businesses with strong market positions, manageable leverage, robust streams of free cash flow, and trade at attractive prices. In managing the Great America Fund’s investment portfolio, the Adviser regularly reviews and adjusts the Great America Fund’s allocations to maintain a diversified mix of investments that the Adviser believes offer the best overall potential for long-term growth of capital.  The Great America Fund will sell securities in which it has invested based upon the Adviser’s analysis of fundamental investment criteria, including its assessment of the current value of a security relative to the security’s current market price, business fundamentals relating to the issuer, and developments affecting the issuer’s business prospects and risks.

The Great America Fund prefers to invest in high-quality businesses when possible. To identify these high-quality businesses, the Adviser engages in research to evaluate each company under consideration using four criteria: management, culture, and incentives; the economics of the business; competitive advantage; and the durability of its competitive advantage period. The Adviser’s approach prizes a long-term mindset and a balance of qualitative and quantitative factors.

Management, Culture, and Incentives.

The Adviser believes that management is a key element to long-term success at most businesses. Among the factors the Adviser considers are: manager and board of director fit, the clarity of vision and strategies, main-line culture and turnover, ownership in the business, the sensibility of incentives, capital allocation choices and results, external transparency and candor, and overall treatment of stakeholders.

Economics of the Business.

The Adviser believes that the economic performance of a business is a signal for quality. The Adviser’s process looks at the company’s long-term return on capital, the scalability of its business model, relative and absolute margins, business and product cyclicality, and other key performance indicators to gain insight into its potential for future performance.

Competitive Advantage.

The Adviser seeks companies that offer certain characteristics that allow them to generate and sustain outsized returns on capital on an absolute basis as well as in comparison to their peers. Competitive advantages may include pricing power, geographic barriers to entry, network effects, regulatory barriers to entry and superior brands, among others. The Adviser also assesses the strength of the supporting capabilities each company possesses that reinforce these advantages to result in unique positioning.

Durability of Competitive Advantage Period.

Companies often display superior economics over the short term due to favorable product cycles, customer preference, temporary or tactical advantages or other reasons. As the Adviser’s desire is to own companies in the Fund that can be kept in the portfolio for many years, a core part of the Adviser’s process is to consider what the company might look like over a period of ten or more years. The Adviser considers whether the company seems likely to grow, to increase profitability through additional products or other offerings, and if it has optionality and the financial capacity that may make it a larger, stronger business in the future than it might be today.

The Great America Fund’s investment portfolio is focused, generally composed of at least 30 investment positions, with the 10 largest positions representing not more than 60% of the Great America Fund’s net assets.  To limit the risks associated with highly concentrated holdings, the Great America Fund generally does not invest more than 5% of its net assets in securities of any one issuer at the time of purchase. If a portfolio holding grows to be greater than 5% of the Great America Fund’s net assets the Adviser may not add additional capital to the position. However, the Adviser may maintain an allocation above 5% indefinitely, provided it continues to meet the Adviser’s investment criteria.

While investing in a particular sector is not a principal investment strategy of the Great America Fund, its portfolio may be significantly invested in a sector as a result of the portfolio management decisions made pursuant to its principal investment strategy.  Currently, the Great America Fund is significantly invested in the consumer discretionary sector, which means it will be more affected by the performance of the consumer discretionary sector than a fund that is not so significantly invested.

Principal Investment Risks

The value of the Great America Fund’s investments may decrease, which will cause the value of the Great America Fund’s shares to decrease.  As a result, you may lose money on your investment in the Great America Fund, and there can be no assurance that the Great America Fund will achieve its investment objective.

Company and Market Risk

The common stock of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer-than-expected earnings or management decisions, changes in the industry in which the company is engaged, or a reduction in the demand for a company’s products or services). General market and economic factors may adversely affect securities markets generally, which could adversely affect the value of the Great America Fund’s investments in common stocks.  In addition, the rights of holders of common stock are subordinate to the rights of preferred shares and debt holders.

Consumer Discretionary Sector Risk

The success of consumer product manufacturers and retailers is tied closely to the performance of the overall domestic and global economy, interest rates, competition, and consumer confidence.  Success depends heavily on disposable household income and consumer spending.  Also, companies in the consumer discretionary sector may be subject to severe competition, which may have an adverse impact on their respective profitability.  Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products and services in the marketplace.

Investments in Small and Mid-Capitalization Companies

The Great America Fund invests in securities of small- and mid-capitalization companies.  Investments in securities of these companies may involve greater risks than do investments in larger, more established companies. The prices of securities of small- and mid-cap companies tend to be more vulnerable to adverse developments specific to a company or its industry, or the securities markets generally, than are securities of larger capitalization companies.

Investment Style Risk

The Great America Fund pursues a quality growth at a reasonable price style of investing.  Quality growth at a reasonable price investing focuses on companies that appear attractively priced in light of factors such as the quality of management, sustainability of competitive advantage, or growth potential of cash flow.  If the Adviser’s assessment of a company’s quality or intrinsic value or its prospects for exceeding earnings expectations or market conditions is inaccurate, the Great America Fund could suffer losses or produce poor performance relative to other funds.  In addition, the stocks of quality companies can continue to be undervalued by the market for long periods of time. As a consequence of our investing style we expect the Great America Fund will underperform the market and its peers over short timeframes.

Securities Lending Risk

The Fund may lend portfolio securities to institutions, such as certain broker- dealers. The Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund.

Performance Information:  The bar chart and performance table below illustrate the risks and volatility of an investment in the Great America Fund. The Great America Fund’s past performance, both before and after taxes, does not necessarily indicate how the Great America Fund will perform in the future. Updated performance information is available online at www.foolfunds.com or by calling 888-863-8803 (toll free).

The Great America Fund commenced operations on December 21, 2016, by acquiring the assets and liabilities of the Predecessor Great America Fund in exchange for shares of the Great America Fund. Accordingly, the performance information shown below for periods prior to December 21, 2016 is that of the Predecessor Great America Fund, which was also a publicly-sold open-end mutual fund.  The Predecessor Great America Fund was also advised by the Adviser and had the same investment objective and strategies as the Great America Fund.

The bar chart shows changes in the performance of the Great America Fund’s Investor Shares from year to year.

Best Quarter: 13.20% in the quarter ended March 31, 2012

Worst Quarter: (17.07)% in the quarter ended September 30, 2011

The performance table shows how the Great America Fund’s Investor Shares and Institutional Shares average annual total returns for the periods indicated compare with those of the Russell 2500 Growth Index and the Russell MidCap Index, each a broad measure of market performance and the Russell 2000 Index, a more narrow measure of market performance.

PERFORMANCE TABLE

(Average annual total returns for the periods ended December 31, 2016)

Motley Fool Great America Fund	1 Year	3 Years	5 Years	Since Inception, November 1, 2010	Since Inception, June 17, 2014
Investor Shares
Return Before Taxes	7.28%	4.16%	12.76%	12.20%	N/A
Return After Taxes on Distributions	7.28%	4.14%	12.66%	12.11%	N/A
Return After Taxes on Distributions and Sale of Fund Shares	4.12%	3.20%	10.22%	9.87%	N/A
Institutional Shares
Return Before Taxes	7.60%	N/A	N/A	N/A	4.55%
Russell 2500 Growth Index (reflects no deduction for fees, expenses, or taxes)	9.73%	5.45%	13.88%	12.85%	5.79%
Russell MidCap Index (reflects no deduction for fees, expenses or taxes)	13.80%	7.92%	14.72%	13.05%	6.46%
Russell 2000 Index (reflects no deduction for fees, expenses or taxes)	21.24%	6.82%	14.45%	12.92%	7.41%

* The Investor Shares of the Predecessor Great America Fund commenced operations on November 1, 2010.

** The Institutional Shares of the Predecessor Great America Fund commenced operations on June 17, 2014.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Great America Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The Great America Fund has changed its benchmark index from the Russell MidCap Index and the Russell 2000 Index to the Russell 2500 Growth Index because it more appropriately reflects the types of securities held in the Fund’s portfolio and provides better comparative performance information.

Management

Investment Adviser

Motley Fool Asset Management, LLC serves as the Great America Fund’s investment adviser.

Portfolio Managers

Team Member	Primary Titles	Start Date with Fund/ Predecessor Fund
William S. Barker, CFA	Lead Portfolio Manager	2016/2010
Charles L. Travers Jr.	Lead Portfolio Manager	2016/2014
Bryan C. Hinmon, CFA	Chief Investment Officer, Senior Portfolio Manager	2016/2014
Anthony L. Arsta	Portfolio Manager	2016/2010
Nathan G. Weisshaar, CFA	Portfolio Manager	2016/2014
David A. Meier	Portfolio Manager	2016/2014

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange shares of the Great America Fund on any business day online or through our website at www.foolfunds.com, by mail (Motley Fool Funds, P.O. Box 9780, Providence, RI 02940-9780), by express/overnight mail (Motley Fool Funds, 4400 Computer Dr., Westborough, MA 01581-1722), or by telephone  at 1-888-863-8803. The minimum initial investment in the Great America Fund’s Investor Shares is $500. Subsequent investments the Investor Shares account may be made in any amount of $50 or more. The minimum initial investment in the Great America Fund’s Institutional Shares is $100,000, subject to certain exceptions.

Subsequent investments in the Institutional Shares may be made in any amount. These investment minimums may be waived in certain circumstances.

Tax Information

The Great America Fund intends to make distributions that generally may be taxed at ordinary income or capital gains rates.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Great America Fund through a broker-dealer or other financial intermediary (such as a bank), the Great America Fund and its related companies may pay the intermediary for the sale of Great America Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Great America Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

SUMMARY SECTION

Motley Fool Emerging Markets Fund

(The “Emerging Markets Fund”)

MOTLEY FOOL EMERGING MARKETS FUND

(the “Emerging Markets Fund”)

SUMMARY SECTION

Investment Objective

The investment objective of the Emerging Markets Fund is to achieve long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Emerging Markets Fund.

Shareholder Fees (fees paid directly from your investment):	Investor Shares	Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	NONE	NONE
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	NONE	NONE
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	NONE	NONE
Redemption Fee (as percentage of amount redeemed) (on shares held for 90 days or less)	2.00%	2.00%
Exchange Fee	NONE	NONE
Maximum Annual Small-Balance Account Fee (on accounts with balances less than $10,000)	$24	$24

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.85%	0.85%
Distribution (12b-1) Fees	NONE	NONE
Other Expenses(a)	1.24%	4.81%
Total Annual Fund Operating Expenses	2.09%	5.66%
Fees Waived/Expenses Reimbursed(b)	(0.94)%	(4.71)%
Total Annual Operating Expenses After Expense Limitation	1.15%	0.95%

(a) The Emerging Markets Fund is the successor to the Motley Fool Epic Voyage Fund, a series of The Motley Fool Funds Trust (the “Predecessor Epic Voyage Fund”) which was reorganized into the Epic Voyage Fund on December 21, 2016 and has been renamed effective February 28, 2017 as The Motley Fool Emerging Markets Fund.

(b) The Adviser has contractually agreed to pay, waive or absorb a portion of the Emerging Markets Fund’s Investor Shares and Institutional Shares expenses through the end of February 2018, or such later date as may be determined by the Emerging Markets Fund and the Adviser, to the extent necessary to limit operating expenses (excluding brokerage commissions, taxes, interest expense, acquired fund fees and expenses, and any extraordinary expenses) to an amount not to exceed 1.15%  and 0.95%  annually of average daily net assets of the Investor Shares and Institutional Shares, respectively.  If the excluded expenses are incurred, operating expenses may be higher than 1.15% and 0.95% annually, for the Investor Shares and Institutional Shares, respectively. The Adviser may recover from the Emerging Markets  Fund’s fees and expenses previously paid, waived or absorbed for a period of three years after such fees or expenses were incurred, provided that the repayments do not cause operating expenses (excluding brokerage commissions, taxes, interest expense, acquired fund fees and expenses, and any extraordinary expenses) to exceed 1.15% and 0.95% annually of average daily net assets of Investor Shares and Institutional Shares, respectively or, if less, the expense limitation that was in place at the time the fees or expenses were paid, waived or absorbed. The expense limitation agreement will terminate automatically if the Adviser is no longer serving as investment adviser to the Emerging Markets Fund, but otherwise it can be terminated only by the Emerging Markets Fund’s Board of Directors.

Example

This Example is intended to help you compare the cost of investing in the Emerging Markets Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Investor Shares or $100,000 in Institutional Shares in the Emerging Markets Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that:  (1) your investment has a 5% return each year, and (2) the Emerging Markets Fund operating expenses remain the same (taking into account the contractual expense limitation agreement in place for one year).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$117	$564	$1,037	$2,346
Institutional Class	$969	$12,670	$24,217	$52,424

Portfolio Turnover

The Emerging Markets Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Emerging Markets Fund’s performance. During the most recent fiscal year, the Predecessor Emerging Markets Fund’s portfolio turnover rate was 54%.

Principal Investment Strategies

The Emerging Markets Fund pursues its investment objective using a growth at a reasonable price investing style. The Fund invests in a focused portfolio of the common stocks of high-quality companies organized in emerging market foreign countries. The Fund intends, under normal circumstances, to invest at least 80% of its net assets (including borrowings for investment purposes) in the securities of emerging market issuers and other investments that are tied economically to emerging market countries.

The Adviser defines emerging market companies as companies located or organized in or whose primary business is carried out in emerging markets. The Adviser will invest in countries classified as Advanced Emerging, Secondary Emerging, or Frontier, or not classified by FTSE Russell. A formal review of country classification within the FTSE global equity indexes is conducted on an annual basis each September using a comprehensive, transparent and consistent methodology to classify stock markets as Developed, Advanced Emerging, Secondary Emerging or Frontier within the FTSE global equity indexes. It is expected that investments in the securities of companies in emerging market countries, including depositary receipts, having smaller market capitalizations (less than $3 billion) will be important components of the Emerging Markets Fund’s investment program, although the Emerging Markets Fund may invest in issuers of all capitalization sizes. Under normal circumstances, the Emerging Markets Fund seeks to stay fully invested and does not attempt to time the market.

In identifying investments for the Emerging Markets Fund, the Adviser looks for securities of companies that have high-quality businesses with strong market positions, manageable leverage, robust streams of free cash flow, and trade at attractive prices. In managing the Emerging Markets Fund’s investment portfolio, the Adviser regularly reviews and adjusts the Emerging Markets Fund’s allocations to maintain a diversified mix of investments that the Adviser believes offer the best overall potential for long-term growth of capital.  The Emerging Markets Fund will sell securities in which it has invested based upon the Adviser’s analysis of fundamental investment criteria, including its assessment of the current value of a security relative to the security’s current market price, business fundamentals relating to the issuer, and developments affecting the issuer’s business prospects and risks.

The Emerging Markets Fund prefers to invest in high-quality businesses when possible. To identify these high-quality businesses, the Adviser engages in research to evaluate each company under consideration using four criteria: management, culture, and incentives; the economics of the business; competitive advantage; and the durability of its competitive advantage period. The Adviser’s approach prizes a long-term mindset and a balance of qualitative and quantitative factors.

Management, Culture, and Incentives.

The Adviser believes that management is a key element to long-term success at most businesses. Among the factors the Adviser considers are: manager and board of director fit, the clarity of vision and strategies, main-line culture and turnover, ownership in the business, the sensibility of incentives, capital allocation choices and results, external transparency and candor, and overall treatment of stakeholders.

Economics of the Business.

The Adviser believes that the economic performance of a business is a signal for quality. The Adviser’s process looks at the company’s long-term return on capital, the scalability of its business model, relative and absolute margins, business and product cyclicality, and other key performance indicators to gain insight into its potential for future performance.

Competitive Advantage.

The Adviser seeks companies that offer certain characteristics that allow them to generate and sustain outsized returns on capital on an absolute basis as well as in comparison to their peers. Competitive advantages may include pricing power, geographic barriers to entry, network effects, regulatory barriers to entry and superior brands, among others. The Adviser also assesses the strength of the supporting capabilities each company possesses that reinforce these advantages to result in unique positioning.

Durability of Competitive Advantage Period.

Companies often display superior economics over the short term due to favorable product cycles, customer preference, temporary structural or tactical advantages or other components. As the Adviser’s desire is to own companies in the Fund that can be kept in the portfolio for many years, a core part of the Adviser’s process is to consider what the company might look like over a period of ten or more years. The Adviser considers whether the company seems likely to grow, to increase profitability through additional products or other offerings, and if it has optionality and the financial capacity that may make it a larger, stronger business in the future than it might be today.

The Emerging Markets Fund’s investment portfolio is focused, generally composed of at least 30 investment positions, with the 10 largest positions representing not more than 60% of the Emerging Markets Fund’s net assets. The Emerging Markets Fund may not invest more than 10% of its net assets in securities of companies that are not emerging market companies.  To limit the risks associated with highly concentrated holdings, the Emerging Markets Fund does not invest more than 5% of its net assets in any one class of security of any one issuer at the time of purchase. If a portfolio holding grows to be greater than 5% of the Emerging Markets Fund’s net assets the Adviser may not add additional capital to the position. However, the Adviser may maintain an allocation above 5% indefinitely, provided it continues to meet the Adviser’s investment criteria.

While investing in a particular sector is not a principal investment strategy of the Emerging Markets Fund, its portfolio may be significantly invested in a sector as a result of the portfolio management decisions made pursuant to its principal investment strategy.

Principal Investment Risks

The value of the Emerging Markets Fund’s investments may decrease, which will cause the value of the Emerging Markets Fund’s shares to decrease.  As a result, you may lose money on your investment in the Emerging Markets Fund, and there can be no assurance that the Emerging Markets Fund will achieve its investment objective.

Company and Market Risk

The common stock of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer-than-expected earnings or management decisions, changes in the industry in which the company is engaged, or a reduction in the demand for a company’s products or services).  General market and economic factors may adversely affect securities markets generally, which could adversely affect the value of the Emerging Markets Fund’s investments in common stocks.  In addition, the rights of holders of common stock are subordinate to the rights of preferred shares and debt holders.

Foreign Investments

The Emerging Markets Fund invests in the securities of foreign companies. Investing in securities of foreign companies involves risks generally not associated with investments in the securities of U.S.

companies, including the risks associated with fluctuations in foreign currency exchange rates, unreliable and untimely information about issuers, and political and economic instability.

Emerging Market Countries

Investing in emerging market countries involves risks in addition to and greater than those generally associated with investing in more developed foreign markets.  In many less developed markets, there is less governmental supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than there is in more developed markets.  The securities markets of certain countries in which the Emerging Markets Fund may invest may also be smaller, less liquid, and subject to greater price volatility than those of more developed markets.

Depositary Receipts

The Emerging Markets Fund may purchase depositary receipts (ADRs, EDRs, GDRs, and NVDRs) to facilitate its investments in foreign securities.  By investing in ADRs rather than investing directly in the securities of foreign issuers, the Emerging Markets Fund can avoid currency risks during the settlement period for purchase and sales.  However, ADRs do not eliminate all the risks inherent in investing in the securities of foreign issuers.

Investments in Small and Mid-Capitalization Companies

The Emerging Markets Fund invests in securities of companies of all sizes, including those that have relatively small market capitalizations.  Investments in securities of these companies involve greater risks than do investments in larger, more established companies. The prices of securities of small-cap companies tend to be more vulnerable to adverse developments specific to the company or its industry, or the securities markets generally, than are securities of larger capitalization companies.

Investment Style Risk

The Emerging Markets Fund pursues a quality growth at a reasonable price style of investing.  Quality growth at a reasonable price investing focuses on companies that appear reasonably priced in light of factors such as the quality of management, sustainability of competitive advantage, or growth potential of cash flow.  If the Adviser’s assessment of a company’s quality or intrinsic value or its prospects for exceeding earnings expectations or market conditions is inaccurate, the Emerging Markets Fund could suffer losses or produce poor performance relative to other funds.  In addition, the stocks of quality companies can continue to be undervalued by the market for long periods of time. As a consequence of our investing style we expect the Emerging Markets Fund will underperform the market and its peers over short timeframes.

Securities Lending Risk

The Fund may lend portfolio securities to institutions, such as certain broker- dealers. The Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund.

Performance Information:  The bar chart and performance table below illustrate the risks and volatility of an investment in the Emerging Markets Fund. The Emerging Markets Fund’s past performance, both before and after taxes, does not necessarily indicate how the Emerging Markets Fund will perform in the future. Updated performance information is available online at www.foolfunds.com or by calling 888-863-8803 (toll free).

The Epic Voyage Fund commenced operations on December 21, 2016, by acquiring the assets and liabilities of the Predecessor Epic Voyage Fund in exchange for shares of the Epic Voyage Fund. Accordingly, the performance information shown below for periods prior to December 21, 2016 is that of the Predecessor Epic Voyage Fund, which was also a publicly-sold open-end mutual fund.  The Predecessor Epic Voyage Fund was also advised by the Adviser and had the same investment objective and strategies as the Emerging Markets Fund, which was renamed effective February 28, 2017.

The bar chart shows changes in the performance of the Emerging Markets Fund’s Investor Shares from year to year.

Best Quarter: 13.35% in the quarter ended March 31, 2012

Worst Quarter: (12.18)% in the quarter ended September 30, 2015

The performance table shows how the Emerging Markets Fund’s Investor Shares and Institutional Shares average annual total returns for the periods indicated compare with those of the FTSE Emerging Markets All Cap China A Inclusion (Fair Value 16.00 EST) Net Tax (US RIC) Index, a narrow measure of market performance, and the FTSE Global All Cap ex-US (Fair Value 16.00 EST) Net Tax (US RIC) Index, a more broad measure of market performance.

PERFORMANCE TABLE

(Average annual total returns for the periods ended December 31, 2016)

Motley Fool Emerging Markets Fund	1 Year	3 Years	5 years	Since Inception, November 1, 2011	Since Inception, June 17, 2014
Investor Shares
Return Before Taxes	7.44%	(1.46)%	5.01%	3.71%	N/A
Return After Taxes on Distributions	7.45%	(1.58)%	4.85%	3.55%	N/A
Return After Taxes on Distributions and Sale of Fund Shares	4.49%	(0.99)%	4.01%	2.98%	N/A
Institutional Shares
Return Before Taxes	7.78%	N/A	N/A	N/A	(3.76)%
FTSE Emerging Markets All Cap China A Inclusion (Fair Value 16.00 EST) Net Tax (US RIC) Index (reflects no deduction for fees and expenses or taxes)	10.36%	(0.89)%	2.24%	1.21%	(3.42)%
FTSE Global All Cap ex-US (Fair Value 16.00 EST) Net Tax (US RIC) Index (reflects no deduction for fees and expenses)	4.03%	(1.24)%	5.62%	4.91%	(3.38)%

* The Investor Shares of the Predecessor Emerging Markets Fund commenced operations on November 1, 2011.

** The Institutional Shares of the Predecessor Emerging Markets Fund commenced operations on June 17, 2014.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Emerging Markets Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The “Return After Taxes on Distributions and Sale of Fund Shares” is higher than the “Return Before Taxes” and the “Return After Taxes on Distributions” for the three year period because of realized losses that would have been sustained upon the sale of Emerging Markets Fund shares immediately after the relevant period.

The Emerging Markets Fund has changed its benchmark index from the FTSE Global All Cap ex-US (Fair Value 16.00 EST) Net Tax (US RIC) Index to the FTSE Emerging Markets All Cap China A Inclusion (Fair Value 16.00 EST) Net Tax (US RIC) Index because it more appropriately reflects the types of securities held in the Epic Voyage Fund’s portfolio and provides better comparative performance information.

Management

Investment Adviser

Motley Fool Asset Management, LLC serves as the Fund’s investment adviser.

Portfolio Managers

Team Member	Primary Titles	Start Date with Fund/Predecessor Fund
Anthony L. Arsta	Lead Portfolio Manager	2016/2011
Nathan G. Weisshaar, CFA	Lead Portfolio Manager	2016/2014
Bryan C. Hinmon, CFA	Chief Investment Officer, Senior Portfolio Manager	2016/2014
William S. Barker, CFA	Portfolio Manager	2016/2011
David A. Meier	Portfolio Manager	2016/2014
Charles L. Travers Jr.	Portfolio Manager	2016/2014

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange shares of the Emerging Markets Fund on any business day online or through our website at www.foolfunds.com, by mail (Motley Fool Funds, P.O. Box 9780, Providence, RI 02940-9780), by express/overnight mail (Motley Fool Funds, 4400 Computer Dr., Westborough, MA 01581-1722), or by telephone  at 1-888-863-8803. The minimum initial investment in the Emerging Markets Fund’s Investor Shares is $500. Subsequent investments in the Investor Shares may be made in any amount of $50 or more. The minimum initial investment in the Emerging Markets Fund’s Institutional Shares is $100,000, subject to certain exceptions.

Subsequent investments in the Institutional Shares may be made in any amount. These investment minimums may be waived in certain circumstances.

Tax Information

The Emerging Markets Fund intends to make distributions that generally may be taxed at ordinary income or capital gains rates.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Emerging Markets Fund through a broker-dealer or other financial intermediary (such as a bank), the Emerging Markets Fund and its related companies may pay the intermediary for the sale of Emerging Markets Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Emerging Markets Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

PROSPECTUS

FUND GOALS AND STRATEGIES(1)

Investment Objective(2)

The investment objective of each Fund is to achieve long-term capital appreciation.

Principal Investment Strategies

Independence Fund

The Independence Fund pursues its investment objective by investing in a focused portfolio of the common stocks of high-quality U.S. companies and of high-quality companies that are organized in other countries around the world.(3) It employs a growth at a reasonable price based investment strategy and seeks long-term performance by acquiring securities of companies at prices that the Independence Fund’s Adviser believes to be attractive. The Independence Fund invests in issuers of all capitalization sizes engaged in a broad range of industries.

The portion of the Independence Fund’s assets allocated to investments in the U.S. and other countries will vary based on the Adviser’s judgment of the relative attractiveness of available investment opportunities in different markets. The Independence Fund invests in issuers of all capitalization sizes, engaged in a broad range of industries. However, it is expected that investments in the securities of U.S. small-cap companies and foreign companies will be important components of the Independence Fund’s investment program. The Independence Fund currently considers small-cap companies to be companies with market capitalizations of less than $3 billion. In managing the Independence Fund’s investment portfolio, the Adviser regularly reviews and adjusts the Independence Fund’s allocations to particular markets and sectors to maintain a diversified mix of investments that the Adviser believes offer the best overall potential for long-term growth of capital. While investing in a particular sector is not a principal investment strategy of the Independence Fund, its portfolio may be significantly invested in a sector as a result of the portfolio management decisions made pursuant to its principal investment strategy. Although there is no limitation on the percentage of the Independence Fund’s net assets that may be invested in securities of foreign companies, such investments generally will not constitute more than 50% of the Independence Fund’s net assets. Investments in foreign securities may include securities of companies that are traded in emerging markets.

The Independence Fund seeks long-term investment returns that exceed the return of the FTSE Global All Cap (Fair Value 16.00 EST) Net Tax (US RIC) Index.(4) This index is a market-capitalization weighted index representing the performance of large, mid and small cap companies in Developed and Emerging markets. As of September 30, 2016, the Index is compiled from the composite of country indices comprised of equity securities traded in Australia, Austria, Belgium and Luxembourg, Brazil, Canada, Chile, China, Colombia, Czech Republic, Denmark, Egypt, Finland, France, Germany, Greece, Hong Kong, Hungary, India, Indonesia, Ireland, Israel, Italy, Japan, Korea, Malaysia, Mexico, The Netherlands, New Zealand, Norway, Pakistan, Peru, Philippines, Poland, Portugal, Russia, Singapore, South Africa, Spain, Sweden, Switzerland, Taiwan, Thailand, Turkey, the Unites Arab Emirates, the United Kingdom and the U.S. The performance of the FTSE Global All Cap (Fair Value 16.00 EST) Net Tax (US RIC) Index reflects reinvestment of all distributions and changes in market prices. The FTSE Global

(1)                                 Hello, and welcome to the prospectus. Throughout, the Funds have included comments to help you understand the prospectus, teach you some things to look for in a fund, and to make you chuckle, a little. Our investment adviser is an affiliate of The Motley Fool, LLC (“The Motley Fool”), a publisher of investment information and analysis. Like The Motley Fool, our goal is to educate, amuse, and enrich you.

(2)                                 This section sets out what the Funds are trying to accomplish, which in the case of each is simply to increase value over the long term for all shareholders.

(3)                                 We regard the entire world as the Independence Fund’s marketplace, and the Independence Fund invests its assets (i.e., your money) accordingly.

(4)                                 Remember Fools, we are unlikely to identically match or perform parallel to our benchmarks because we pride ourselves on being active managers and stewards of shareholder capital- which means, we seek what we think are the best opportunities even if that means that our one year performance lags. As long as we are confident in the opportunities presented, we’re comfortable with allowing our long-term thesis to play out.

All Cap (Fair Value 16.00 EST) Net Tax (US RIC) Index and its constituent country indices are rebalanced on a semi-annual basis.

The FTSE Global All Cap (Fair Value 16.00 EST) Net Tax (US RIC) Index is widely recognized by investors in international markets as a benchmark for portfolios of Global securities. However, the Independence Fund may invest in countries that are not included within the FTSE Global All Cap (Fair Value 16.00 EST) Net Tax (US RIC) Index (such as emerging market countries), and its investment portfolio is not weighted in terms of countries or issuers in correlation with the FTSE Global All Cap (Fair Value 16.00 EST) Net Tax (US RIC) Index. For this reason,(5) the Independence Fund’s investment performance should not be expected to track, and may exceed or trail, the FTSE Global All Cap (Fair Value 16.00 EST) Net Tax (US RIC) Index. In addition, the performance of the FTSE Global All Cap (Fair Value 16.00 EST) Net Tax (US RIC) Index may not correlate with the performance of U.S. markets. Under normal market circumstances, the Independence Fund seeks to stay fully invested, primarily in common stocks, and does not attempt to time the market.(6)

The Independence Fund’s investment portfolio is focused, generally composed of at least 30 investment positions, with the 10 largest positions representing not more than 60% of the Independence Fund’s net assets. Although investments in small-cap companies and foreign companies are a focus of the Independence Fund’s investment program, there are no pre-set targets for investing in companies of any particular capitalization size or in any particular country, region, or industry. The Independence Fund’s investments in companies of various sizes and in particular industries, market segments, and instruments will vary over time based on the Adviser’s assessment of their overall potential to produce long-term capital appreciation. To limit the risks associated with highly concentrated holdings, the Independence Fund does not invest more than 5% of its net assets in any one class of securities of any one issuer at the time of purchase. The Independence Fund will sell securities in which it has invested based upon the Adviser’s analysis of fundamental investment criteria, including its assessment of the current value of a security relative to the security’s current market price, business fundamentals relating to the issuer, and developments affecting the issuer’s business prospects and risks.

The Independence Fund may invest in common stocks of foreign companies either directly or by purchasing American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”), and Non-Voting Depositary Receipts (“NVDRs). ADRs are U.S. dollar-denominated instruments that trade on U.S. exchanges or in the over-the-counter market and are issued by domestic banks. These instruments represent indirect ownership interests in securities of foreign issuers deposited in a domestic bank or a correspondent bank. EDRs represent interests in securities of foreign issuers that access the Euromarkets. GDRs are receipts representing interests in securities of foreign issuers that trade in two or more capital markets. NVDRs also represent financial interests in an issuer but the holder is not entitled to any voting rights.

Great America Fund

The Great America Fund pursues its investment objective by investing in a focused portfolio of the common stocks of high-quality companies organized in the United States that are engaged in a broad range of industries. Under normal market conditions, the Great America Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities issued by United States companies. The Great America Fund employs a growth at a reasonable price investment strategy and seeks long-term performance by acquiring securities of companies at prices that the Great America Fund’s Adviser believes to be attractive. The Great America Fund expects to focus its investments in companies with small and mid market capitalization. For

(5)                                 A note about our benchmark: The FTSE Global All Cap (Fair Value 16.00 EST) Net Tax (US RIC) Index is a widely recognized yardstick for gauging the performance of global funds (i.e., those that invest in both domestic securities and foreign fare) such as the Independence Fund. That said, the performance of the Independence Fund will not correlate perfectly to this index, nor would we want it to: Indeed, the Independence Fund will earn its keep by attempting to beat the index by courting what the pros call “tracking error,” deviating from the benchmark by investing in areas of the market that, in the view of the Adviser, offer the greatest potential for long-term capital appreciation. The Independence Fund, for example, will generally sport a greater allocation to smaller-cap companies than does the benchmark.

(6)                                 Translation: The Adviser’s job is to identify what it believes are compelling investment opportunities, not to park your investment dollars in cash, unless the Adviser thinks that cash is temporarily the best place for the Independence Fund’s money.

this purpose, the Adviser defines small and mid market capitalization companies as having similar market capitalizations to the companies in the Russell 2500 Growth Index. That index is used for the purpose of determining range and not for targeting portfolio management.

Under normal circumstances, the Great America Fund seeks to stay fully invested and does not attempt to time the market.  In managing the Great America Fund’s investment portfolio, the Adviser regularly reviews and adjusts the Great America Fund’s allocations to maintain a diversified mix of investments that the Adviser believes offer the best overall potential for long-term growth of capital. While investing in a particular sector is not a principal investment strategy of the Great America Fund, its portfolio may be significantly invested in a sector as a result of the portfolio management decisions made pursuant to its principal investment strategy. There are no pre-set targets for investing in companies of any particular sector or industry. The Great America Fund will sell securities in which it has invested based upon the Adviser’s analysis of fundamental investment criteria, including its assessment of the current value of a security relative to the security’s current market price, business fundamentals relating to the issuer, and developments affecting the issuer’s business prospects and risks.

The Great America Fund seeks long-term investment returns that exceed the return of the Russell 2500 Growth Index.  This index is an unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the small and mid-cap growth segment of the U.S. stock market. The performance of the Russell 2500 Growth Index reflects reinvestment of all distributions and changes in market prices. The Russell 2500 Growth Index is rebalanced on a quarterly basis.

The Russell 2500 Growth Index is widely recognized by investors as a benchmark for portfolios of small and mid-capitalization securities domiciled in the United States.  However, the Great America Fund’s investment portfolio is not weighted in terms of market capitalization, sectors, industries or issuers in correlation with the Russell 2500 Growth Index. For this reason, the Great America Fund’s investment performance should not be expected to track, and may exceed or trail, the Russell 2500 Growth Index.  In addition, the performance of the Russell 2500 Growth Index may not correlate with the performance of the broader U.S. indexes.(7)

The Great America Fund’s investment portfolio is generally composed of at least 30 investment positions, with the 10 largest positions representing not more than 60% of the Great America Fund’s net assets.  To limit the risks associated with highly concentrated holdings, the Great America Fund generally does not invest more than 5% of its net assets in any one class of securities of any one issuer at the time of purchase.

Emerging Markets Fund

The Emerging Markets Fund pursues its investment objective by investing in a focused portfolio of the common stocks of high-quality companies organized in emerging market countries.(8) Emerging Market companies are companies located or organized outside the developed markets or whose primary business is carried on outside of developed markets. The Emerging Markets Fund employs a growth at a reasonable price investment strategy and seeks long-term performance by acquiring securities of companies at prices that its Adviser believes to be attractive. The Emerging Markets Fund invests in issuers of all capitalization sizes engaged in a broad range of industries.

The portion of the Emerging Markets Fund’s assets allocated to investments in various countries will vary based on the Adviser’s judgment of the relative attractiveness of available investment opportunities in different markets. The Emerging Markets Fund invests in issuers of all capitalization sizes, engaged in a broad range of

(7)                                 (Have you read footnotes 4 and 5 yet? We’re not testing you on it, but if so, you’ll note a lot of similar verbiage about to follow. It’s like one of those “spot the extremely trivial differences between these two pictures” games. Try it!) A note about our benchmark: The Russell 2500 Growth Index is a widely recognized yardstick for gauging the performance of small and mid-cap funds (i.e., those that invest in small and mid-cap stocks) such as the Great America Fund. The performance of the Great America Fund will not correlate perfectly to this index, nor would we want it to. Indeed, the Great America Fund will earn its keep by attempting to beat this index by courting what the pros call “tracking error,” deviating from the benchmark by investing in areas of the market that, in the view of the Adviser, offer the greatest potential for long-term capital appreciation.

(8)                                 We regard the entire world outside of the developed markets as the Emerging Markets Fund’s primary marketplace, and the Emerging Markets Fund invests its assets (i.e., your money) accordingly.

industries. However, it is expected that investments in the securities of small-cap companies and of companies that are traded in emerging markets will be important components of the Emerging Markets Fund’s investment program. The Emerging Markets Fund currently considers small-cap companies to be companies with market capitalizations of less than $3 billion. In managing the Emerging Markets Fund’s investment portfolio, the Adviser regularly reviews and adjusts the Emerging Markets Fund’s allocations to particular markets and sectors to maintain a diversified mix of investments that the Adviser believes offer the best overall potential for capital appreciation. While investing in a particular sector is not a principal investment strategy of the Emerging Markets Fund, its portfolio may be significantly invested in a sector as a result of the portfolio management decisions made pursuant to its principal investment strategy. While the Emerging Markets Fund may invest in securities of companies organized in the developed markets, such investments will not constitute more than 10% of the Emerging Markets Fund’s net assets.

The Emerging Markets Fund seeks investment returns that exceed the return of the FTSE Emerging Markets All Cap China A Inclusion (Fair Value 16.00) Net Tax (US RIC) Index. The FTSE Emerging Markets All Cap China A Inclusion (Fair Value 16.00) Net Tax (US RIC) Index is a market-capitalization weighted index representing the performance of large, mid and small cap stocks in Emerging markets. The FTSE Emerging Markets All Cap China A Inclusion (Fair Value 16.00) Net Tax (US RIC) Index is comprised of approximately 3650 securities from 23 countries. As of December 31, 2016, the Index is compiled from the composite of country indices comprised of equity securities traded in Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and the Unites Arab Emirates (UAE).

The FTSE Emerging Markets All Cap China A Inclusion (Fair Value 16.00) Net Tax (US RIC) Index is widely recognized by investors in international markets as a benchmark for portfolios of emerging market securities. However, the Emerging Markets Fund may invest in countries that are not included within the FTSE Emerging Markets All Cap China A Inclusion (Fair Value 16.00) Net Tax (US RIC) Index and its investment portfolio is not weighted in terms of countries or issuers in correlation with the FTSE Emerging Markets All Cap China A Inclusion (Fair Value 16.00) Net Tax (US RIC) Index. For this reason,(9) the Emerging Markets Fund’s investment performance should not be expected to track, and may exceed or trail, the FTSE Emerging Markets All Cap China A Inclusion (Fair Value 16.00) Net Tax (US RIC) Index. In addition, the performance of the FTSE Emerging Markets All Cap China A Inclusion (Fair Value 16.00) Net Tax (US RIC) Index may not correlate with the performance of U.S. markets. Under normal market circumstances, the Emerging Markets Fund seeks to stay fully invested, primarily in common stocks, and does not attempt to time the market.(10)

The Emerging Markets Fund’s investment portfolio is focused and composed of at least 30 investment positions, with the 10 largest positions representing not more than 60% of the Emerging Markets Fund’s net assets. Although investments in small-cap companies and emerging markets companies are a focus of the Emerging Markets Fund’s investment program, there are no pre-set targets for investing in companies of any particular capitalization size or in any particular country, region, or industry. The Emerging Markets Fund’s investments in companies of various sizes and in particular industries, market segments, and instruments will vary over time based on the Adviser’s assessment of their overall potential to produce long-term capital appreciation. To limit the risks associated with highly concentrated holdings, the Emerging Markets Fund does not invest more than 5% of its net assets in any one class of securities of any one issuer at the time of purchase. The Emerging Markets Fund will sell securities in which it has invested based upon the Adviser’s analysis of fundamental investment criteria, including

(9)                                 A note about our benchmarks (yet again): The FTSE Emerging Markets All Cap China A Inclusion (Fair Value 16.00 EST) Net Tax (US RIC) Index is a useful yardstick for measuring the performance of mutual funds that invest in emerging markets. That said, the performance of the Emerging Markets Fund will not correlate perfectly to this index, nor would we want it to. Indeed, the Emerging Markets Fund will earn its keep by attempting to beat this index by courting what the pros call “tracking error,” deviating from the benchmark by investing in areas of the market that, in the view of the Adviser, offer the greatest potential for long-term capital appreciation. The Emerging Markets Fund, for example, may generally sport a greater allocation to smaller-cap companies than does the benchmark.

(10)                          Translation: The Adviser’s job is to identify what it believes are compelling investment opportunities, not to park your investment dollars in cash, unless the Adviser thinks that cash is temporarily the best place for the Emerging Markets Fund’s money.

its assessment of the current value of a security relative to the security’s current market price, business fundamentals relating to the issuer, and developments affecting the issuer’s business prospects and risks.

The Emerging Markets Fund may invest in common stocks of foreign companies either directly or by purchasing American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”), and Non-Voting Depositary Receipts (“NVDRs”). ADRs are U.S. dollar -denominated instruments that trade on U.S. exchanges or in the over-the-counter market and are issued by domestic banks. These instruments represent indirect ownership interests in securities of foreign issuers deposited in a domestic bank or a correspondent bank. EDRs represent interests in securities of foreign issuers that access the Euromarkets. GDRs are receipts representing interests in securities of foreign issuers that trade in two or more capital markets. NVDRs also represent financial interests in an issuer but the holder is not entitled to any voting rights.

Consistent with the Emerging Markets Fund’s investment objective, and to limit the portion of the capital gains (if any) of the Emerging Markets Fund subject to federal income taxation at ordinary rates, the Emerging Markets Fund does not generally engage in short-term trading. This investment approach, together with the Adviser’s consideration of the potential tax impact on shareholders of the Emerging Markets Fund’s transactions, is intended to enhance the after-tax investment return of the Emerging Markets Fund (i.e., the Emerging Markets Fund’s total return after payment of applicable income taxes by shareholders). However, the Emerging Markets Fund may sell a security that it has held for less than one year when, in the opinion of the Adviser, investment considerations so warrant.(11)

PRINCIPAL RISKS(12)

An investment in the Independence Fund, Great America Fund or the Emerging Markets Fund involves certain risks. The value of a Fund’s investments may increase or decrease, and as it does, the value of the Fund’s shares will increase or decrease. As a result, you may lose money on your investment in a Fund, and there can be no assurance that the Funds will achieve their investment objectives.

Investments in Common Stock

Many factors cause the value of shares of common stock to rise and fall.

Company Risk

The common stock of a company may not perform as well as expected, and may decrease in value, because of factors related to the company. Among these factors are adverse developments regarding the company’s business or management decisions, changes in the industry in which the company is engaged, and a reduction in the demand for a company’s products or services. In this regard, there is a risk that the judgments of the Adviser about the value and appreciation potential of particular securities will be incorrect.(13) In addition, if a company becomes insolvent, owners of the company’s common stock will have the lowest priority among owners of that company’s different classes of securities as to the distribution of the company’s assets.

(11)                          The Adviser’s focus on long term returns and its disinclination to trade like a frenzied weasel may have the effect of limiting the taxes that investors have to pay on their Fund investments. The Adviser may execute trades with tax ramifications in mind, but it primarily bases its decisions upon investing considerations, as our objective is capital appreciation, not tax minimization. Investors holding the Emerging Markets Fund in a tax-free account may find this less interesting than others do.

(12)                          This section may look like a way for us to make excuses if things don’t work out, but it’s important. Any investment comes with risks, and those risks differ depending upon a fund’s objective, strategy, and manager. We don’t promise that you will make money with the Funds, and we wouldn’t do so even if the law permitted us to say such a thing. Over any given time period, no matter how hard or how long the Adviser works, the value of the Funds could go down, and you could lose money.

(13)                          Sometimes, great businesses are not great investments. We endeavor to find companies that meet both criteria, but there can be no guarantee that we will succeed. The Adviser works very hard to find what it thinks are the best investments for the Funds. At the same time, equity investments have risks. Sometimes they go up, and sometimes they go down, sometimes for reasons that we don’t expect. Sometimes the Adviser may just get things wrong. As Yogi Berra once said, it can be difficult to make predictions, especially about the future.

Market Risk

General market and economic factors may adversely affect securities markets generally and could, in turn, adversely affect the value of the Funds’ investments in common stocks, regardless of the performance or expected performance of companies in which the Funds invest.(14)

Investments in Small- and Mid-Capitalization Companies

The Funds invest in securities of companies having small market capitalizations. Investments in securities of small-cap companies may involve greater risks than do investments in larger, more established companies, because, for example, small-cap companies may lack the management experience, financial resources, product diversification, and competitive strength of larger companies. The frequency and volume of trading in the securities of small-cap companies may be substantially more volatile than is typical of larger companies. The value of securities of small-cap companies tends to be more vulnerable to adverse developments specific to the company or its industry, or the securities markets generally, than are the securities of larger-capitalization companies. Returns on these investments may vary substantially from the performance of the overall equity markets.(15)

The Funds also invest in securities of mid-capitalization companies. The value of securities of mid-cap companies may be more volatile than the value of securities of companies with larger capitalizations and also tend to be more adversely affected by issuer-specific events and political, market and economic developments than the securities of larger companies.

Investment Style Risk

The Funds pursue a “growth at a reasonable price” style of investing. If the Adviser’s assessment of a company’s quality or its prospects for earnings growth is inaccurate, the Funds could suffer losses or produce poor performance relative to other funds.

Securities Lending Risk

Each Fund may seek to increase its income by lending portfolio securities to institutions, such as certain broker-dealers. Portfolio security loans are secured continuously by collateral maintained on a current basis at an amount at least equal to the market value of the securities loaned. The value of the securities loaned by a Fund will not exceed 331/3% of the value of the Fund’s total assets. A Fund may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund.

ADDITIONAL PRINCIPAL RISKS OF THE INDEPENDENCE FUND AND THE EMERGING MARKETS FUND

Foreign Investments

The Independence Fund and the Emerging Markets Fund invest in the securities of foreign companies, including companies located in both developed and emerging market countries. A significant portion of the Independence Fund’s and the Emerging Markets Fund’s investments in foreign companies may be made through the purchase of depositary receipts that represent indirect interests in the securities of foreign companies. Investing in securities of foreign companies involves risks generally not associated with investments in the securities of U.S. companies. These risks may relate to those associated with fluctuations in foreign currency exchange rates,

(14)         Stocks may go up and they may go down, sometimes quickly and unpredictably.

(15)                          We expect as part of our investing strategy to make investments in stocks of small-cap companies. Not surprisingly, shares of these companies may be more volatile than are shares of larger, more established companies. This volatility means that share prices of small-cap companies may move up or down more quickly or to a greater extent than shares of larger companies. That can be nice when we’re right about a particular stock, but it’s less satisfying when we’re wrong.

unreliable and untimely information about issuers, and political and economic instability. Securities of foreign issuers generally trade and thus may be purchased and sold by the Independence Fund and the Emerging Markets Fund in foreign markets. The principal risks generally associated with foreign investing include the following:

Country Risk

Country risk arises from political, social, economic, and other conditions that are unique to a particular country or region. These conditions may relate to the existence of less publicly available information, inferior regulatory oversight (for example, less demanding accounting, auditing, corporate governance, investor relations, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for comparable U.S. investments. Therefore, at times, it may be difficult to sell foreign securities at favorable prices.

Currency Risk(16)

Currency risk results from changes in the rate of exchange between the currency of the country in which a foreign company is domiciled or keeps its books and the U.S. dollar. Whenever the Independence Fund and the Emerging Markets Fund hold securities valued in a foreign currency or hold the currency itself in connection with its purchases and sales of foreign securities, changes in the exchange rate add to or subtract from the value of the investment in U.S. dollars. The Independence Fund and the Emerging Markets Fund generally do not seek to hedge currency risk, and although the Adviser considers currency risks as part of its investment process, its judgments in this regard may not always be correct.

Custody Risk

Custody risk refers to the process of clearing and settling trades, as well as to holding securities with local agents and depositories. Low trading volumes and volatile prices in certain foreign markets make trades more difficult to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities with designated depositories that are not subject to independent evaluation. The less developed a country’s securities market is, the greater the likelihood that problems will occur.

Depositary Receipts

The Independence Fund and the Emerging Markets Fund may purchase depositary receipts (ADRs, EDRs, GDRs, and NVDRs) to facilitate their investments in foreign securities. By investing in ADRs rather than directly in the securities of foreign issuers, the Independence Fund and the Emerging Markets Fund can avoid currency risks during the settlement period for either purchase or sales. However, ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers. The information available for ADRs, EDRs, GDRs, and NVDRs is subject to the accounting, auditing, and financial reporting standards of the market or exchange on which they are traded, and those standards may be more uniform and more exacting than those to which many foreign issuers may be subject.

Depositary receipts may be issued in a sponsored program, in which an issuer has made arrangements to have its securities traded in the form of depositary receipts, or in an unsponsored program, in which the issuer may not be directly involved. The holders of depositary receipts that are unsponsored generally bear various costs associated with the facilities, while a larger portion of the costs associated with sponsored depositary receipts are typically borne by the foreign issuers. The depositary of an unsponsored facility frequently is under no obligation to

(16)                          Simply, if a Fund holds a foreign stock, and the stock is traded on a foreign exchange, with its price denominated in that foreign currency, the value of the stock will change, for the Fund, whenever the relative value of the U.S. dollar and that foreign currency change. To take an imaginary example, if a Fund holds shares in Ruritania Telecom, traded on the Ruritanian Stock Exchange, those shares will be worth more to the Fund if the value of the Ruritanian lek increases against the U.S. dollar, and vice versa, all other things being equal.

distribute shareholder communications received from the issuer of the deposited securities or to pass through the voting rights to facility holders with respect to the deposited securities. Available information concerning the issuers may not be as current for unsponsored depositary receipts and the prices of unsponsored depositary receipts may be more volatile than would be the case if the receipts were sponsored by the issuers.

Investment in Emerging Market Countries

Investing in emerging market countries involves risks in addition to and greater than those generally associated with investing in more developed foreign markets. In many less-developed markets, there is less governmental supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than there is in more developed markets. The securities markets of certain countries in which the Independence Fund and the Emerging Markets Fund may invest may also be smaller, less liquid, and subject to greater price volatility than are those of more developed markets. In the event of a default on an investment in a foreign debt obligation, it may be more difficult for the Independence Fund and the Emerging Markets Fund to obtain or to enforce a judgment against the issuer of that security. The Independence Fund and the Emerging Markets Fund may also be subject to emerging markets risk to the extent that they invest in companies that are not domiciled in an emerging market but have customers, products, or transactions associated with emerging markets.

ADDITIONAL PRINCIPAL RISK OF THE GREAT AMERICA FUND

Consumer Discretionary Sector Risk

Currently, the Great America Fund is significantly invested in the consumer discretionary sector, which means the Great America Fund will be more affected by the performance of the consumer discretionary sector than a fund that is not so significantly invested.  The success of consumer product manufacturers and retailers is tied closely to the performance of the overall domestic and global economy, interest rates, competition and consumer confidence.  Success depends heavily on disposable household income and consumer spending.  Also, companies in the consumer discretionary sector may be subject to severe competition, which may have an adverse impact on their respective profitability.  Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products and services in the marketplace.

WHO SHOULD INVEST IN THE FUNDS?

The Funds invest primarily in common stock. Based on past performance, equity investments, such as common stock, have, over the long term, provided higher investment returns than have investments in bonds and other fixed-income securities. However, in general, equity investments also involve greater risks of loss and greater price volatility. You should consider an investment in the Funds if you are seeking long-term capital appreciation and are willing to accept the risks that are associated with the securities in which the Funds invest and with the investment strategies used by the Funds. You should also have an investment horizon of at least three years. The Funds are not designed for investors who are seeking current income or short-term gains.(17)

(17)                          The Funds are not for everyone. If you are seeking something other than long-term capital appreciation (for example, if you require current investment income for daily expenses), if you’re not comfortable with the risks, or if you expect to need your money back soon, these are not the funds for you.

NON-PRINCIPAL FUND INVESTMENT PRACTICES AND THEIR RISKS

Although the Independence Fund’s principal investment strategy is to invest primarily in common stock of high-quality U.S. and foreign companies,  the Great America Fund’s principal investment strategy is to invest primarily in common stocks of high-quality companies organized in the United States, and the Emerging Markets Fund’s principal investment strategy is to invest primarily in common stocks of high-quality emerging market companies, the Funds may invest in other types of securities, other countries, and in other asset classes(18) when, in the judgment of the Adviser, such investments offer attractive potential returns. These investments may consist of equity-related securities, including preferred stocks, convertible preferred stocks, convertible bonds, and rights and warrants. The Funds may also invest in exchange-traded funds, debt securities, real estate investment trusts, master limited partnerships and derivative instruments. Additional information regarding the Funds’ investments and its investment practices, and the risks associated with these investments and practices, is discussed below. Note that not all of these types of investments are available or applicable to the Great America Fund. Specifically, the Great America Fund cannot invest in exchange-traded funds; closed-end funds; debt securities; forward foreign currency contracts; preferred stock; convertible securities; when-issued, delayed-delivery and foreign transactions; and total return swaps. In those sections below, “the Funds” refers only to the Independence Fund and the Emerging Markets Fund.

You should consider an investment in the Funds only as part of an overall investment plan and should invest in the Funds only if you are willing to accept the risks involved. Changes in the value of the Funds’ investments will result in changes in the value of the Funds’ shares and, thus, each Fund’s total return to shareholders.

Exchange-Traded Funds

The Funds may purchase shares of exchange-traded funds that are registered as investment companies under the Investment Company Act of 1940 (the “1940 Act”) (“ETFs”) and shares of similar investment vehicles that are not registered under the 1940 Act (together with the ETFs, “Traded Funds”) to gain exposure to the general market, individual countries or regions, or industry sectors. The Funds may use these instruments to allocate their assets to markets or industry sectors the Adviser deems attractive while it pursues investment in the securities of companies in those markets or sectors.

Generally, the Traded Funds in which the Funds invest hold portfolios of investments designed to track the performance of a particular index (or group of securities having specified characteristics) or of a “basket” of stocks from within a particular industry sector or group. Their shares are traded on securities exchanges. Traded Funds involve risks generally associated with investments in securities, including the risk that the general level of prices, or that the prices of securities within a particular sector, may increase or decline and thereby affect the value of the shares of the Traded Funds. To the extent that Traded Funds incur various expenses, including investment advisory fees, the Funds, when investing in Traded Funds, will bear duplicative fees and expenses, which shareholders of the Funds will bear indirectly. The Funds do not invest in actively managed Traded Funds.

Closed-End Funds

The Funds may invest in publicly traded shares of closed-end investment companies registered under the 1940 Act and business development companies to indirectly access particular types of investments (such as private equity investments), markets, or industry sectors in which it would otherwise be difficult or costly for the Funds to invest. Shares of these companies may trade at a discount from or premium to their net asset values per share, which change from time to time and may be significant. Closed-end investment companies and business development companies incur various expenses, including investment advisory fees (which, in the case of a business development

(18)                          When we say that the Funds may invest in other types of securities, the “may” is well worth emphasizing — whether through the use of bolding (control-b on most keyboards), italicizing (control-i), underlining (control-u), or, most obnoxiously, using ALL CAPS. However, the Independence Fund’s primary focus is the common stock of foreign and domestic companies. The Great America Fund’s primary focus is the common stock of domestic companies. The Emerging Markets Fund’s primary focus is the common stock of emerging market companies.

company, may be performance-based compensation). The Independence Fund and Emerging Markets Fund will bear these expenses when they invest in such companies, which are in addition to the fees and expenses of the Independence Fund and Emerging Markets Fund.

Real Estate Investment Trusts(19)

The Funds may invest in real estate investment trusts (“REITs”). REITs are pooled investment vehicles that manage a portfolio of real estate or real estate-related loans to earn profits for their shareholders. REITs are generally classified as equity REITs, mortgage REITs, or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property, such as shopping centers, nursing homes, office buildings, apartment complexes, and hotels, and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. REITs can be subject to extreme volatility because of fluctuations in the demand for real estate, changes in interest rates, and adverse economic conditions. Similar to regulated investment companies, REITs generally are not subject to federal income tax on income distributed to shareholders, provided they comply with certain requirements. The failure of a REIT to continue to qualify as a REIT for tax purposes can materially affect its value. A fund indirectly bears its proportionate share of any expenses paid by a REIT in which it invests.

REITs often do not provide complete tax information until after the end of the calendar year. Consequently, because of the delay, it may be necessary for a fund investing in REITs to request permission to extend the deadline for issuance of Forms 1099-DIV beyond January 31. In the alternative, amended Forms 1099-DIV may be sent.

Master Limited Partnerships(20)

The Funds may purchase limited partnership interests in master limited partnerships (“MLPs”). MLPs are publicly traded companies organized as limited partnerships or limited liability companies and are treated as partnerships for U.S. federal tax purposes. Typically, MLPs may derive income and gains from, among other things, the exploration, development, mining or production, processing, refining, transportation (including pipelines transporting gas, oil, or products thereof), or marketing of any mineral or natural resources. MLPs generally have two classes of owners — the general partner and limited partners.

Investments in securities of MLPs involve risks that differ from an investment in common stock. Holders of limited partnership interests in MLPs have more limited control and limited rights to vote on matters affecting the partnership. There are also tax risks associated with MLP investments.  In particular, in order to qualify for treatment as a regulated investment company under U.S. federal income tax law, a Fund generally may not invest more than 25% of its assets in securities of MLPs and other entities treated as qualified publicly traded partnerships for federal income tax purpose. In addition, if an MLP is required to pay corporate income taxes (a situation that could occur if the MLP is not treated as a partnership for federal income tax purposes), the amount of cash available for distribution by the MLP (and the value of its limited partnership interests) would be reduced. In addition, conflicts of interest may exist between the owners of limited partnership interests in an MLP and the MLP’s general partner. Generally, the general partner of an MLP is entitled to receive incentive compensation and is reimbursed by the MLP for costs it incurs in managing and operating the MLP. When the Funds invest in MLPs, they bear these costs alongside the other limited partners, which are in addition to the fees and expenses of the Funds.

(19)                          REITs look very much like stock. These trusts offer a way to participate in a pool of assets such as apartments, hotels, or shopping malls. REITs generally pay out all or most of their profits. These distributions are not generally taxed until they hit the investors’ pockets provided the REIT complies with certain requirements. In contrast to that, in a typical company, profits are taxed twice: first at the corporate level; and second when they hit the investors’ pockets. As a result, all other things being equal, the untaxed distributed profits to REIT shareholders are generally higher than the taxed profits that corporations distribute as dividends to shareholders.

(20)                          MLPs are generally partnerships in which profits, as with REITs, are distributed directly to their limited partners (the investors). Similar to REITs, MLPs generally have relatively higher payout ratios than corporations. Oil and gas pipelines often are structured as MLPs.

Debt Securities(21)

The Funds may invest in non-convertible debt securities on a temporary basis to earn income pending investment of its assets in common stocks and equity-related securities or to seek capital appreciation when the Adviser believes an issuer’s debt securities are undervalued based on its fundamental analysis. These securities include bonds and other debt obligations, including obligations issued by U.S. and foreign corporations, the U.S. government or foreign governments or their agencies, and municipal governments. The securities may pay fixed, variable, or floating rates of interest and may include zero-coupon obligations. The Funds may invest in both investment grade debt securities and non-investment grade debt securities (known as high-yield bonds or junk bonds). Investment grade debt securities are those securities rated BBB or better by Standard & Poor’s or Baa or better by Moody’s Investors Service, or that are unrated and have been determined by the Adviser to be of comparable quality to these rated securities. Except during periods of adverse market or economic conditions, when the Funds may assume a defensive investment position, the Funds will not invest more than 15% of their net assets in non-convertible debt securities.

All debt securities are subject to certain risks. One risk is that the issuer may not be able to meet its principal or its interest-payment obligations. Another risk is that the value of debt securities generally declines as interest rates rise. The value of debt securities may also decline as a result of a change in market perception of the creditworthiness of the issuer and a change in general market liquidity. Any decline in the value of debt securities as a result of changes in credit quality or future interest rates will generally be greater for securities having longer maturities. Non-investment grade securities, especially high-yield bonds, which are speculative investments, are more sensitive to these risks, particularly credit risk. In addition, the markets for non-investment grade securities may be thinner and less active than are the markets for investment grade securities. The Independence Fund will not invest more than 10% of its net assets and the Emerging Markets Fund will not invest more than 5% of its net assets in non-investment grade debt securities and do not invest in debt securities that are in default as to payment of interest or principal.

Forward Foreign Currency Contracts(22)

The Funds may (but are not required to) enter into forward foreign currency contracts to hedge their exposure to fluctuations in foreign exchange rates pending their purchase and sale of foreign securities. These contracts represent obligations to purchase or to sell a specified amount of currency at a future date and at a specified price agreed to by the parties at the time they enter into the contracts and allow the Independence Fund and Emerging Markets Fund to “lock in” the U.S. dollar prices of securities. However, there may be an imperfect correlation between the securities being purchased or sold and the forward contracts entered into, and there is a risk that a counterparty will be unable or unwilling to fulfill its obligation under a forward contract.

(21)                          Issuers of debt securities (which may include debentures, bonds, notes, or commercial paper, among others) generally pay investors for allowing the use of their money for a period of time. At the end of the agreed period, the initial investments are returned in full, and the securities may also pay interest. Like other securities, debt instruments may be sold by their original issuers, or traded on the market. In general, these securities are considered to be less risky than equities, although the likelihood of repayment may vary with the financial situation of an issuer.

(22)                          These contracts are agreements to purchase or sell foreign currencies at a particular time in the future at pre-defined exchange rates. They are often used to limit the losses that investors face if the value of foreign currencies moves in relation to the U.S. Dollar.

Preferred Stock(23)

The Funds may invest in preferred stocks. Like common stock, preferred stock represents equity ownership interests in a company and participates in a company’s earnings. However, unlike common stocks, preferred stocks are entitled to stated dividends. These dividends are sometimes “cumulative,” which means that if previous stated dividends have not been paid, the dividends payable on the preferred stock will have a priority over distributions to holders of common stock and a preference on the distribution of a company’s assets in the event of the company’s dissolution. Preferred stock may also be “participating,” which means that its holders are entitled to dividends in excess of stated dividends in certain cases. The Funds do not require a minimum credit rating for its preferred stock. The Adviser considers a company’s liquidity and credit condition as well as the position of the security in the company’s capital structure in assessing preferred stock it considers for the Funds. The risks of preferred stock are similar to the risks associated with common stock.

Convertible Securities(24)

The Funds may purchase convertible debt obligations and convertible preferred stock. The holders of these securities are entitled to exchange the securities for common stock (or other equity securities) of a company, typically at a fixed price within a specified period of time. Until conversion, the holder is entitled to interest (in the case of convertible debt) or dividends (in the case of preferred stock). These instruments have risks that are similar to debt securities because of their interest or dividend features and have risks that are similar to equity securities because of their conversion features.

Warrants and Rights(25)

The Funds may invest in warrants and rights. These securities are forms of derivative instruments that have equity-like characteristics. Warrants are instruments that permit, but do not obligate, the holder to subscribe for other securities. Rights are similar to warrants but normally have a short duration and are distributed directly by the issuer to its shareholders. Warrants and rights are not dividend-paying investments and do not have the voting rights of common stock. They also do not represent any rights in the assets of the issuer. As a result, warrants and rights may be considered more speculative than direct equity investments. In addition, the values of warrants and rights do not necessarily change with the values of the underlying securities, and these instruments may cease to have value if not exercised before their expiration dates.

The use of warrants and rights can increase the volatility of the Funds’ portfolio. If a Fund invests in these instruments at unfortunate times or judges market conditions incorrectly, it may incur substantial losses. Changes in the liquidity of the secondary markets in which these instruments trade can result in significant, rapid, and unpredictable changes in their prices, and these conditions could also cause losses to the Funds.

(23)                          Generally less risky than the common stock that we usually own, preferred stocks are more risky than bonds. The “preferreds” can come in several flavors. Usually they pay some form of a dividend.  Sometimes they can be converted into common shares. There are preferreds that can be redeemed just like a bond. If a company goes bankrupt or is dissolved, preferred shareholders may have priority over common shareholders.

(24)                          Sometimes bonds and preferreds come in the convertible flavor. Owners of “convertibles” can exchange their bonds or preferreds for common stock at a ratio that is established in advance. While less risky than common stocks of the same respective companies, they offer investors upside potential because of the feature that allows conversion into stock. Of course, since the world rarely permits a free lunch, in return for that upside potential, the convertibles typically pay a lower interest rate than traditional bonds and a lower dividend rate than traditional preferreds.

(25)                          A warrant is the right to buy something (typically a share of stock) at a set price, during a particular time period. If the market price of the stock is below the warrant price, then the warrant may be worthless. That said, these securities may sound exotic and esoteric, but they’re really quite straightforward. Companies use them when they want to raise funds or conduct some other corporate action, such as spinning off a division. Rights offerings are securities that the company issues to shareholders, who are thereby given the right (hence the name) to buy shares in, say, the next 30 to 60 days, at a fixed price. A warrant is sort of the same thing but is generally longer dated. Both give the shareholder the option to buy shares at a fixed price for a limited time directly from the company and can be bought and sold on the stock market. These won’t be a big part of the Funds’ strategies, but they offer a great way to increase positions in companies we like.

When-Issued, Delayed-Delivery, and Forward-Commitment Transactions(26)

The Funds may purchase securities on a “when-issued” basis and may purchase or sell securities on a “delayed-delivery” or “forward-commitment” basis to hedge against anticipated changes in interest rates or securities prices. These transactions involve a commitment by the Independence Fund and Emerging Markets Fund to purchase or sell securities at a future date (ordinarily one or two months later). The price of the underlying securities, which is generally expressed in terms of yield, is fixed at the time the commitment is made, but delivery and payment for the securities takes place at a later date. No income accrues on securities that have been purchased pursuant to a when-issued, delayed-delivery, or forward-commitment basis before delivery to the Independence Fund and Emerging Markets Fund. When-issued, delayed-delivery, and forward-commitment securities may be sold before the settlement date. If the Independence Fund and Emerging Markets Fund dispose of the right to acquire a when-issued security before their acquisition or dispose of their right to deliver or receive against a delayed delivery or forward commitment, they may incur a gain or loss. When the Independence Fund and Emerging Markets Fund enter into such a transaction, a segregated account consisting of cash, U.S. government securities, or liquid securities equal to the value of the when-issued, delayed-delivery, or forward-commitment transaction is established and maintained. Purchasing securities on a forward-commitment, when-issued, or delayed-delivery basis when the Independence Fund and Emerging Markets Fund are fully or almost fully invested may result in greater potential fluctuation in the value of the Independence Fund’s or Emerging Markets Fund’s net assets. There is a risk that securities purchased on a when-issued or delayed-delivery basis may not be delivered and that the purchaser of securities sold by the Independence Fund and Emerging Markets Fund on a forward basis will not honor its purchase obligation. In these cases, the Independence Fund and Emerging Markets Fund may incur a loss.

Total Return Swaps and Participatory Notes

The Funds may enter into total return swaps and participatory notes to gain exposure to foreign securities markets or foreign securities that might otherwise be difficult or costly to access or purchase because of foreign regulatory restrictions or foreign tax laws. A total return swap is an individually negotiated agreement through which the Independence Fund and Emerging Markets Fund can, in exchange for a specified fixed or floating payment, derive an investment return that is based on the investment performance of a specified index or basket of securities or that is based on changes in the price of a specific foreign security. A participatory note is a financial instrument used by foreign investors to invest in a particular country’s securities. Securities brokerages in the country buy the securities, then issue to foreign investors participatory notes that derive their value from the underlying securities. Any dividends or capital gains collected from the underlying securities are passed through to the foreign investors.(27) Use of these instruments involves various risks. These include the risks that the Independence Fund and Emerging Markets Fund may not be able to terminate or offset their positions at the time they wish to do so or at a favorable price and that, as a result of the failure of a counterparty or legal or operational issues, the Independence Fund and Emerging Markets Fund may not receive payments required to be made to them under the terms of a swap or participatory note. Total return swaps also may involve leverage and the related risk of loss. When the Independence Fund and Emerging Markets Fund enter into a total return swap transaction, a segregated account consisting of cash, U.S. government securities, or liquid securities equal to the value of the swap transaction is established and maintained. The Independence Fund and Emerging Markets Fund will not enter into a total return swap or participatory note if, as a result, the value of its positions in illiquid investments would exceed 15% of the value of the Independence Fund’s or Emerging Markets Fund’s net assets, respectively.

(26)                          Once upon a time, these types of securities were much more important.  They sound like they’re leveraged directional bets on the movement of the price of tea in China.  For our purposes, these are essentially indistinguishable from common stock.  “When issued” securities are most commonly seen when a company is spinning off a division, going public, or splitting its shares.

(27)                          The Adviser views participatory notes as a simple way to permit investors to participate in markets that might otherwise be difficult to access. The basics of a participatory note: we find a trustworthy entity (let’s say an imaginary company called Lee International Securities Company) who is willing to be a “counterparty” to us. We enter into a contract with Lee. We will send Lee money equal to the value of the security in Lee’s local market. We will have a contract with Lee that says that at 5 pm every day we will look at the price of the security. That evening, for every dollar the security has appreciated, Lee will send us one dollar. For every dollar the security has declined, we will send Lee one dollar. At the end of a pre-agreed period, Lee will return our original investment, we will shake hands, and end the contract. Risk arises either because of the performance of the underlying security, its currency, or because of the counterparty’s failure to live up to its bargain.

Short-Term Investments

During periods of adverse market or economic conditions, the Funds may temporarily invest all or a substantial portion of their assets in high quality, fixed-income securities, money market instruments, and shares of money market mutual funds, or it may hold cash. At such times, to preserve capital, the Funds would not be pursuing their stated investment objective with its usual investment strategies. The Funds may also hold these investments for liquidity purposes.

Illiquid Investments

The Funds invest primarily in publicly traded securities and do not generally purchase securities that have legal or contractual restrictions on resale or that are illiquid. However, total return swaps entered into by the Independence Fund and Emerging Markets Fund may be illiquid.  In addition, liquid securities purchased by the Funds may become illiquid because of issuer-specific events or changes in market conditions. Illiquid investments are subject to the risk that the Funds will not be able to sell the investments when desired or at favorable prices. The Funds will not purchase an illiquid investment if, as a result, more than 15% of the value of the Funds’ net assets would be so invested.

Securities Lending

The Funds may seek to increase their income by lending portfolio securities to institutions, such as certain broker-dealers. Portfolio securities loans are secured continuously by collateral maintained on a current basis at an amount at least equal to the market value of the securities loaned. The value of the securities loaned by a Fund will not exceed 33 1/3% of the value of the Fund’s total assets. The Funds may experience a loss or delay in the recovery of their securities if the borrowing institution breaches its agreement with the Funds. Lending the Funds’ portfolio securities involves the risk of delay in receiving additional collateral if the value of the securities goes up while they are on loan.  A Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral or from recovering the securities loaned or if it incurs losses on the reinvestment of cash collateral.

Other Investments

The Funds may make other types of investments and may engage in various other investment practices. These investments and practices, and their risks, are described in the Statement of Additional Information (the “SAI”).

Tax Management

Consistent with the Independence Fund, Great America Fund and Emerging Markets Fund’s investment objectives, and to limit the portion of the capital gains (if any) of the Funds subject to federal income taxation at ordinary rates, the Funds do not generally engage in short-term trading. This investment approach, together with the Adviser’s consideration of the potential tax impact on shareholders of the Funds’ transactions, is intended to enhance the after-tax investment return of the Funds (i.e., the Funds’ total return after payment of applicable income taxes by shareholders). However, the Funds may sell a security that it has held for less than one year when, in the opinion of the Adviser, investment considerations so warrant.

NON-PRINCIPAL RISKS OF INVESTING IN THE FUNDS

In addition to the risks associated with the Funds’ investments and investment practices, you should consider the following additional risks of investing in the Funds.

Reliance on the Adviser

Each Fund’s ability to achieve its investment objective is dependent on the Adviser’s ability to identify profitable investment opportunities for the Fund. The Adviser was formed in 2008.  The Adviser began managing a mutual fund, the Independence Fund, in 2009, a second mutual fund, the Great America Fund, in 2010 and third mutual fund, the Emerging Markets Fund, in 2011. Members of the investment committee have considerable experience analyzing companies, valuing stocks, monitoring market activity from their editorial positions in the financial media and publishing industry, and managing global portfolios of securities. (28)

Activities of Affiliates of the Adviser

Companies affiliated with the Adviser, including The Motley Fool, LLC, publish information, opinions, and recommendations regarding the purchase and sale of securities, possibly including securities that are held by or being considered for purchase or sale by the Funds. These opinions and recommendations may be consistent with, or opposed to, the views of the Adviser and may adversely affect the prices of securities held by the Funds or the prices at which the Funds can purchase or sell a security. The Funds, the Adviser, and the Adviser’s publishing affiliates have adopted procedures designed to prevent personnel of the publishing affiliates from obtaining or using nonpublic information about each Fund’s holdings or the Adviser’s strategy or actual or potential portfolios. These procedures are also designed to prevent the Adviser and its personnel from using pre-publication information obtained from the publishing affiliates and to assure that investment decisions for the Funds are consistent with what the Adviser believes to be in the Funds’ best interest. Additionally, the members of the Adviser’s Investment Committee provide advisory services on behalf of another affiliate, Motley Fool Wealth Management, LLC (“MFWM”), particularly for MFWM’s separately managed accounts.  The advice given on behalf of MFWM, consistently with the mandates of its various strategies, may also be consistent with or opposed to the views of the Adviser in relation to the Funds and may adversely affect the prices of securities held by the Funds or the prices at which they can purchase or sell a security.  MFWM and the Adviser have adopted procedures to assure that neither MFWM nor the Adviser (or their respective clients) can benefit from any informational or trading advantage over the other. A description of the Funds’ policies and procedures with respect to the disclosure of information regarding their portfolio securities and the procedures designed to minimize conflicts between the Funds, the Adviser, MFWM, and the Adviser’s publishing affiliates is contained in the SAI.

MANAGEMENT OF THE FUNDS

The Board of Directors (the “Board”) of The RBB Fund, Inc. (the “Company”) (of which each Fund is a series) is responsible for supervising the operations and affairs of the Funds. The Adviser is responsible for the daily management and administration of the Funds’ operations.

Investment Adviser

The Adviser is a wholly owned subsidiary of The Motley Fool Holdings Inc. (“TMF Holdings”), a multimedia financial-services holding company that also owns The Motley Fool, LLC, which publishes investment information and analysis across a wide range of media, including investment-newsletter services, websites, and books. TMF Holdings is controlled by David Gardner and Tom Gardner. The Adviser is located at 2000 Duke Street, Suite 175, Alexandria, VA 22314.

Subject to the overall supervision of the Board, the Adviser manages the overall investment operations of the Funds in accordance with the Funds’ investment objective and policies and formulates a continuing investment strategy for each Fund pursuant to the terms of an investment advisory agreement between the Company and the Adviser (the “Advisory Agreement”). Under the terms of the Advisory Agreement, each Fund pays the Adviser a fee

(28)                          We’re sure you’ve heard that “past performance is no guarantee of future results.” The past experience of members of the Adviser’s investment committee does not guarantee future results.

that is computed and paid monthly at an annual rate of 0.85% of the Funds’ average daily net assets during the month.

Under the terms of an expense limitation and reimbursement agreement(29) entered into by the Company and the Adviser, the Adviser has contractually agreed to pay, waive or absorb a portion of the Funds’ Investor Shares and Institutional Shares operating expenses through the end of February 2018, to the extent necessary to limit the Funds’ annual operating expenses (excluding brokerage commissions, taxes, interest expense, acquired fund fees and expenses, and any extraordinary expenses) to an amount not exceeding 1.15% and 0.95%, respectively, annually of each Fund’s average daily net assets.  The Adviser may recover from the Funds fees and expenses previously paid, waived or absorbed for a period of three years after such fees or expenses were incurred, provided that the repayments do not cause the Funds’ operating expenses (excluding brokerage commissions, taxes, interest expense, acquired fund fees and expenses, and any extraordinary expenses) to exceed 1.15% and 0.95% annually of the Funds’ average daily net assets for the Investor Class and Institutional Class, respectively, or, if less, the expense limitation that was in place at the time the fees or expenses were paid, waived or absorbed.

For the fiscal year ended October 31, 2016, the Predecessor Independence Fund Investor Shares paid 0.85% (expressed as a percentage of average net assets) to the Adviser for its services, and the Predecessor Independence Fund Institutional Shares were reimbursed by the Adviser in the amount of 0.32% (expressed as a percentage of average net assets), in light of the contractual expense limitation of the Independence Fund. Had fee waivers and expense reimbursements not been in place, the Independence Fund Investor Shares and Institutional Shares would have paid 0.85% and 0.85%, respectively, to the Adviser for its services.

For the fiscal year ended October 31, 2016, the Predecessor Great America Fund Investor Shares paid 0.83% (expressed as a percentage of average net assets) to the Adviser for its services, and the Predecessor Great America Fund Institutional Shares were reimbursed by the Adviser in the amount of 0.60% (expressed as a percentage of average net assets), in light of the contractual expense limitation of the Great America Fund.   Had fee waivers and expense reimbursements not been in place, the Predecessor Great America Fund Investor Shares and Institutional Shares would have paid 0.85% and 0.85%, respectively, to the Adviser for its services.

For the fiscal year ended October 31, 2016, the Predecessor Epic Voyage Fund Investor Shares were reimbursed by the Adviser in the amount of 0.09% (expressed as a percentage of average net assets) , and the Predecessor Epic Voyage Fund Institutional Shares were reimbursed by the Adviser in the amount of 3.86% (expressed as a percentage of average net assets), in light of the contractual expense limitation of the Emerging Markets Fund. Had fee waivers and expense reimbursements not been in place, the Predecessor Epic Voyage Fund Investor Shares and Institutional Shares would have paid 0.85% and 0.85%, respectively, to the Adviser for its services.

A discussion regarding the Board’s approval of the Advisory Agreement and the factors the Board considered with respect to each Fund will be available in the Funds’ semiannual report to shareholders for the fiscal period ended April 30, 2017.

The Adviser’s Investment Management Team

The Adviser uses an investment committee research approach to determine the investment merits of securities under consideration. The Investment Committee is currently composed of Bryan C. Hinmon, CFA, William S. Barker, CFA, Anthony L. Arsta, Nathan G. Weisshaar, CFA, David A. Meier, and Charles L. Travers Jr. The Investment Committee, chaired by Mr. Hinmon, is primarily responsible for all investment-related services provided to the Funds by the Adviser. All portfolio managers are responsible for conducting original, fundamental research on securities that suit the Adviser’s quality growth at a reasonable price investment criteria. Decision

(29)                          The effect of this agreement is to limit the Funds’ expense ratio and thus limit the expenses you bear as a shareholder of the Funds. We’ve imposed this limit because during the early days of the Funds, they will probably not have a large amount of assets, and some of the fees and expenses they must pay are not tied to the size of the Funds. We believe that the Adviser should be paid for its work, but we don’t want to penalize early investors in the Funds.

making authority and portfolio management decisions of each Fund’s assets is the responsibility of each Fund’s respective lead portfolio managers.

Bryan C. Hinmon, CFA

Bryan Hinmon is the Chief Investment Officer and Senior Portfolio Manager at the Advisor, as well as Chairman of the Investment Committee for the Funds, having served in the Chief Investment Officer, Senior Portfolio Manager and Chairman capacity since 2017 and as a Portfolio Manager for the Independence Fund, Great America Fund, and Emerging Markets Fund since 2014. As CIO of the firm, Mr. Hinmon is responsible for leading the investment team, maintaining the firm’s investment philosophy, and managing client assets. He also works as an analyst, identifying and researching investments for the firm’s affiliate, Motley Fool Wealth Management’s separately managed account strategies.

He joined the Adviser in 2014 after more than four years at The Motley Fool, where he helped manage Motley Fool Pro, a long/short and options portfolio service. Mr. Hinmon also served as a senior analyst on Motley Fool Options for more than four years and led the company’s Analyst Development Program for two years.

Before life at The Motley Fool, Mr. Hinmon was a portfolio manager at Bulwark Capital Management, a hedge fund with an approach that balanced fundamental long-term equity investing, option income, and special situations. Earlier in his career, he worked as a research analyst for an asset manager in Naples, Florida, that provided portfolio management and operated a covered-call hedge fund. Mr. Hinmon graduated from Stetson University with a bachelor’s degree in finance. He holds the Chartered Financial Analyst designation and is a member of The Boston Security Analysts Society.

William S. Barker, CFA

Bill Barker is a Portfolio Manager at the Adviser, having served in that role for the Independence Fund since 2009, the Great America Fund since 2010 and the Emerging Markets Fund since 2011. He joined The Motley Fool in 2005 as a senior analyst for equity research, a role in which he specialized in value-stock analysis and worked primarily on three newsletters: Motley Fool Stock Advisor, Motley Fool Hidden Gems, and Hidden Gems Pay Dirt. Previously, Mr. Barker worked for the SEC in its Office of Investor Education and Assistance, and for the U.S. Department of the Treasury in the Office of Foreign Assets Control, Foreign Terrorism Division. While with Treasury, he worked on the detection and prevention of the funding of foreign terrorist organizations and individuals.

He also worked for The Motley Fool from 1998 to 2001 as the principal writer of personal-finance content for the company’s website and later as an equity analyst and senior producer for investing. Mr. Barker received his CFA designation in 2008 and is a member of the CFA Society of Washington, D.C.

Before his work in finance, Mr. Barker was a trial lawyer in the Commercial Litigation division of the City Solicitor’s Office in Philadelphia, where he handled complex commercial cases as lead counsel in trials involving multimillion-dollar claims. He represented many of the major departments of the city, including the Office of the Mayor. Coming out of law school, he first worked in Washington, D.C., as an associate for Patton Boggs, LLP.

Mr. Barker has written extensively for The Motley Fool online as well as for its newsletters and three Motley Fool books. He has been published in Newsweek and has appeared as a commentator on CNN, CNBC, CNBC Europe, MSNBC, BBC, CBS, and NBC’s The Today Show. He graduated cum laude from Yale University with a degree in political philosophy and earned his J.D. from the University of Virginia.

Anthony L. Arsta

Tony Arsta is a Portfolio Manager at the Adviser, having served in that role for the Independence Fund since 2009, the Great America Fund since 2010 and the Emerging Markets Fund since 2011. Mr. Arsta complements his quality growth at a reasonable price investing focus with applications of statistical analysis and investor psychology. After joining The Motley Fool in 2008, he contributed his writing and analysis to Motley Fool Million Dollar Portfolio, as well as several other Foolish newsletter services. Mr. Arsta earned his M.B.A. with distinction from DePaul University, with a concentration in finance, and also holds a B.S. in computer science from the University of Wisconsin, Madison.

Nathan G. Weisshaar, CFA

Nate Weisshaar is a Portfolio Manager at the Adviser, having served in that role for the Independence Fund, Great America Fund and Emerging Markets Fund since 2014. Mr. Weisshaar has a particular interest in international and banking stocks. After joining The Motley Fool in 2007 as an equity research analyst for Motley Fool Global Gains and several other newsletters, Mr. Weisshaar subsequently became a co-advisor on Motley Fool Champion Shares PRO and Motley Fool Share Advisor, The Motley Fool’s newsletter products for the UK market, while living in London from 2011 to 2014. After graduating from the University of Arizona with a B.S. in finance, Mr. Weisshaar worked as a banking consultant at United Bankers Bank in Minnesota.

David A. Meier

David Meier is a Portfolio Manager at the Adviser, having served in that role for the Independence Fund, Great America Fund and Emerging Markets Fund since 2014. Mr. Meier specializes in identifying investing opportunities in today’s and tomorrow’s great growth companies. He joined The Motley Fool in 2005, writing and editing for The Motley Fool online. Just before joining the Adviser, Mr. Meier worked as an analyst on Motley Fool Rule Breakers, a mission leader for Motley Fool Supernova, and an associate advisor for Motley Fool Million Dollar Portfolio, managing its high-growth stocks.

Before working for The Motley Fool, Mr. Meier spent more than a decade as an engineer, developing and designing gas turbines at both Rolls Royce and General Electric. He graduated from Virginia Tech with bachelor’s and master’s degrees in mechanical engineering. Mr. Meier also earned his M.B.A. from Wake Forest University. He is comfortable with both the physics and the economics of a wide variety of technologies and technology investments.

Charles L. Travers Jr.

Charly Travers is a Portfolio Manager at the Adviser, having served in that role for the Independence Fund, Great America Fund and Emerging Markets Fund since 2014. Mr. Travers focuses on identifying companies that have opportunities to reinvest their profits and earn high returns on capital. He has experience analyzing companies in a wide range of industries.

On joining The Motley Fool in 2005, Mr. Travers contributed research on biotechnology companies to Motley Fool Rule Breakers. He subsequently became an associate advisor for Motley Fool Million Dollar Portfolio and was one of the founding advisors on Motley Fool Share Advisor, a newsletter product for the U.K. market. He earned his M.A. in psychology from Illinois Wesleyan University and also holds an M.S. in pharmacological and physiological sciences from St. Louis University.

The SAI provides additional information about the compensation of each member of the Investment Committee, other accounts managed by them, and their ownership of shares of the Funds. (30)

(30)                          The Motley Fool has long favored management teams who put their money where their mouths are and invest alongside their shareholders.  The SAI, which supplements the information in this prospectus, tells you the level of personal investment the members of the Adviser’s investment committee have in the Funds, as well as much other important additional information.

FUND EXPENSES(31)

Each Fund pays all of its expenses other than those expressly assumed by the Adviser. Expenses of each Fund are deducted from the Funds’ total income before dividends are paid. Each Fund’s expenses include, but are not limited to, (1) fees paid to the Adviser and the Funds’ administrator; (2) fees of the Funds’ independent registered public accounting firm, custodian, and transfer agent, and certain related expenses; (3) taxes; (4) brokerage fees and commissions; (5) interest; (6) costs incident to meetings of the Board and meetings of the Funds’ shareholders; (7) costs of printing and mailing prospectuses and reports to shareholders and the filing of reports with regulatory bodies; (8) legal fees and disbursements; (9) fees payable to federal and state regulatory authorities; (10) fees and expenses of Directors who are not “interested” persons, as defined by the 1940 Act, of each Fund; and (11) any extraordinary expenses.(32)

Expenses incurred on behalf of a specific class, fund or fund family of the Company are charged directly to the class, fund or fund family to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Expenses incurred for all the Company’s funds (such as Director or professional fees) are charged to all funds in proportion to their average net assets of the Company, or in such other manner as the Company’s Board of Directors deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of each Fund.

NET ASSET VALUE

Investor Shares and Institutional Shares of each Fund are priced at their NAV. The NAV per share of each Fund is calculated as follows:

Value of Assets Attributable to a Class
NAV =	- Value of Liabilities Attributable to the same Class
Number of Outstanding Shares of the Class

The NAV of each Fund’s shares is determined once daily as of the close of regular trading on the floor of the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m. Eastern time), on each day the NYSE is open for business. Each Fund calculates NAV per share by dividing the value of its net assets (i.e., the value of its assets less its liabilities) by the total number of shares outstanding. Due to the fact that different expenses are charged to the Investor Shares and the Institutional Shares of a Fund, the NAV of the two classes of a Fund may vary. Each Fund’s investments are valued at their market value or, if market quotations are not readily available, at their fair value as determined in accordance with procedures adopted by the Board. Securities of the Independence Fund, the Great America Fund or the Emerging Markets Fund (to the extent they hold foreign securities) traded on foreign stock exchanges are generally valued based upon the closing prices for those securities on the principal exchanges where the securities are traded, subject to possible adjustment as described below. The value of non-dollar-denominated portfolio securities held by a Fund are determined by converting all assets and liabilities initially expressed in foreign currency values into U.S. dollar values, based on exchange rates supplied by a quotation service.

(31)                          The Motley Fool has long criticized the mutual fund industry for its exorbitant fees. The charges you won’t find listed here (because we don’t ding you for them) include sales charges (loads) and 12b-1 marketing and distribution fees.

(32)                          Many investors do not pay enough attention to the “Fees and Expenses” sections of prospectuses. We think that’s a mistake. You are investing your money, in the hope that it will grow. Every dollar that you pay in fees and expenses is a dollar that is no longer working for you. With the power of compounding over time, each dollar in fees could cost you significantly more than a dollar in forgone returns. Does that mean that you should always invest in the cheapest fund you can find? Not necessarily. Fees and expenses are just part of the calculation of the total value that you receive from any given fund.

Longtime followers know that The Motley Fool has often written about the virtues of index funds, which typically have lower fees and expenses than do actively managed funds, including the Funds. Costs are certainly an important consideration when choosing a fund. Savvy types, however, should bear this in mind: With an index tracker, investors are likely to lose to the market each year by about the amount of the index fund’s annual expenses. Each of our Fund’s objectives, on the other hand, is to surpass the return of its index, not merely to lag it by the amount of its expense ratio. We may not succeed, of course, but we will try to do so by relying on the Adviser’s approach to investing, which is based on principles of investing long-advocated by The Motley Fool.

If market quotations for a security are not readily available or if the Adviser believes that market quotations do not accurately reflect fair value of a security, that security will be valued at its fair value as determined in good faith by the Board.(33) Such determinations are made by the Adviser or through the use of a pricing service under procedures established and periodically reviewed by and under the ultimate supervision of the Board. A fair value determination may be required if, for example, (1) only a bid price or an asked price is available, (2) the spread between bid and asked prices is substantial, (3) there is a suspension or limitation of trading, or (4) events or actions affecting the market prices of portfolio securities occur after the close of the relevant market.

Foreign securities in which the Independence Fund and Emerging Markets Fund invest may be traded in markets that close before the time that the Independence Fund and Emerging Markets Fund calculate their net asset value. In addition, certain foreign securities in which the Independence Fund and Emerging Markets Fund invest may be listed on foreign exchanges that trade on weekends or other days when the Independence Fund and Emerging Markets Fund do not calculate their net asset value. In these situations, the value of the Independence Fund’s and Emerging Markets Fund’s holdings may change on days when shareholders are not able to purchase or redeem the Independence Fund’s and Emerging Markets Fund’s shares. The Board has authorized the Independence Fund and Emerging Markets Fund to retain a pricing service to determine the value of its portfolio securities, including the determination of the fair value of securities in situations when the value of such securities has been materially affected by events occurring before the Independence Fund’s and Emerging Markets Fund’s pricing time but after the close of the primary markets or exchanges on which such foreign securities are traded. These intervening events might be country-specific (e.g., natural disaster, economic or political developments, interest-rate change), issuer-specific (e.g., earnings report, merger announcement), or U.S. market-specific (e.g., a significant movement in the U.S. markets that is deemed to affect the value of foreign securities). The pricing service uses an automated system incorporating a model based on multiple parameters, including a security’s local closing price; relevant general and sector indices; currency fluctuations; trading in depositary receipts and futures, if applicable; and research valuations by its staff, in determining what it believes is the fair value of the securities. Determining the fair value of portfolio securities involves reliance on judgment, and a security’s fair value may be affected by the method used for determining value. There can be no assurance that the Independence Fund and Emerging Markets Fund could purchase or sell a portfolio security at the price used to calculate the Independence Fund’s and Emerging Markets Fund’s net asset value. Because of the inherent uncertainty in making fair value determinations and the various factors considered in determining fair value, there can be significant deviations between the fair value at which a portfolio security is being carried and the price at which it is purchased or sold. Moreover, to the extent that the Independence Fund and Emerging Markets Fund have significant holdings of foreign securities, fair valuation may be used by the Independence Fund and Emerging Markets Fund more frequently than is the case for other mutual funds.

(33)                          You’d think it would be easy to determine what a share of each Fund is worth — just add up the value of everything it holds, and then divide by the number of shares. It’s not that simple, though. Some foreign markets have different operating hours (when it’s daytime in Chicago, for example, it is night in Shanghai). That means that when we calculate each Fund’s value at the end of the day, the market quotations for some of the securities held by the Funds could be several hours old, and intervening events may have affected what the stocks are worth. In addition, characteristics of the relevant markets and stocks might, in some cases, cast doubt on a particular valuation. For these reasons, we may rely on a pricing service to determine the value of particular securities. It is possible that when the Funds buy or sell the securities, the price on the real market will be different from the value used for the fair value pricing.

HOW TO BUY SHARES

Shares of each Fund may be purchased directly from the Funds by contacting the Funds’ transfer agent and may also be purchased from financial intermediaries that make shares of the Funds available to their customers. Shares are sold on a “no load” basis,(34) which means that you pay no sales charge when you purchase or redeem shares.(35)

You may purchase each Fund’s shares at the NAV per share next computed after receipt of your purchase order in proper form by the Funds’ transfer agent, BNY Mellon Investment Servicing (US) Inc. (the “Transfer Agent”). See “NET ASSET VALUE.” An order is in proper form if it meets applicable requirements as described in this prospectus. The minimum initial investment in each Fund’s Investor Shares is $500.(36) Subsequent investments in an Investor Shares account may be made in any amount of $50 or more.

The minimum initial investment in each Fund’s Institutional Shares is $100,000.(37) Subsequent investments in an Institutional Shares account may be made in any amount. Exceptions apply for:

-Discretionary wrap programs;

-Registered investment advisers who invest through certain broker-dealers or custodian through an omnibus account may aggregate client orders to meet the $100,000 initial investment minimum, provided that the Fund is not required to pay a sub-transfer agent or similar administrative fees per shareholder account to any third party; and

-Current Directors or employees of TMF Holdings, Inc. who invest directly through the Funds’ transfer agent, BNY Mellon. For these investors, the minimum initial investment is $500, and the minimum for each purchase of additional shares is $50. Additional requirements may apply.

In addition, the Funds may waive these minimum investment requirements in special circumstances and may modify these requirements at any time. The Funds reserve the right to reject any purchase order.

You will not receive any stock certificate evidencing your purchase of Fund shares. Instead, you will receive written or electronic confirmation of each transaction except for systematic purchases and redemptions and quarterly statements showing account balances. Shares of each Fund have not been registered for sale outside the U.S.

To comply with the USA PATRIOT Act of 2001 and the Funds’ Anti-Money-Laundering Program, you are required to provide certain information to the Funds when you purchase shares. You must supply your full name, date of birth, Social Security number, and permanent street address (and not a post office box) on your account application. You may, however, use a post office box as your mailing address. Please contact the Transfer Agent at

(34)                          A “load,” or sales charge, is a fee that you are charged for the “privilege” of investing in some mutual funds. When a fund charges a load, you are putting less of your money to work than you might think. For example, if you were investing $10,000 in a fund that had a 2.5% front-end load, $250 would be taken off the top of your investment and leave you with only $9,750 in your account. The Funds do not charge any load.

(35)                          As discussed earlier, each Fund’s expense ratio does not include a 12b-1 marketing and distribution fee. However, to help offset the costs associated with short-term investors, we do charge a redemption fee of 2.00% on shares redeemed within 90 days of purchase. The proceeds of the redemption fee go to the Funds themselves.

(36)                          A note to shareholders: Fund Minimums are subject to third party distribution policies - if you invest directly through Motley Fool Funds and our transfer agent, BNY Mellon Investment Servicing (US) Inc., your minimum required investment for Investor Shares will be $500 and your minimum required investment for Institutional Shares will be $100,000. If you invest through a brokerage account, you’ll have to abide by their rules.

(37)                          A note to shareholders: Fund Minimums are subject to third party distribution policies - if you invest directly through Motley Fool Funds and our transfer agent, BNY Mellon Investment Servicing (US) Inc., your minimum required investment for Institutional Shares will be $100,000. If you invest through a brokerage account, you’ll have to abide by their rules.

1-888-863-8803 if you need additional assistance when completing your account application. If the Transfer Agent cannot obtain reasonable proof of your identity, the account may be rejected and you will not be allowed to purchase additional shares for your account until the necessary information is received. The Funds reserve the right to close any account after shares are purchased if clarifying information or documentation is requested from you but is not received.

Small-Balance Account Fee

Although the minimum initial investment in each Fund’s Investor Shares is $500 and Institutional Shares is $100,000, if the value of any account is less than $10,000, that account may be subject annually to a $24 small-balance account fee, which will be assessed by redeeming shares from that account.

For example, if you have one account that consists of $5,000 worth of shares of the Independence Fund, $5,000 worth of shares of the Great America Fund and $5,000 worth of shares of the Emerging Markets Fund, you will NOT be assessed a $24 fee for each of those three fund positions in that account because the total balance of your Motley Fool Funds account is more than $10,000.  If you had $3,000 worth of shares in the Independence Fund and $1,500 worth of shares in the Great America Fund, you would be assessed a $24 fee on the account because the combined balance of your Motley Fool Funds account would be less than $10,000.

We’ve also made it possible for shareholders who have a balance less than $10,000 to be exempt from the fee.  For account holders who register for an Automatic Investing Plan (AIP) of at least $50 per month and choose to receive annual reports, semiannual reports, prospectus updates and quarterly statements by e-mail, no small-balance account fee will be assessed, regardless of the balance in your account.(38)

The small-balance account fee is assessed during the fourth calendar quarter of each year but will not be assessed on accounts that have been maintained for less than six months. The fee also does not apply to shares held through an omnibus account with the Funds maintained by your securities dealer or mutual fund marketplace, to Fund-sponsored retirement accounts or group retirement or employee savings plan accounts, or to accounts such as asset allocation programs that offer automatic rebalancing, wrap fee accounts, or similar types of accounts or programs.

The small-balance account fee is distributed directly to the Funds to reinvest on behalf of shareholders.  The fee is implemented to offset the higher costs, which all shareholders of the Funds indirectly bear, associated with maintaining small accounts. The effective annual expenses borne by shareholders who invest less than $10,000 in a Fund and are subject to the small-balance account fee will be higher as a result of this fee.

If you plan to invest less than $10,000, you should consider that the small-balance account fee (if applicable) will increase the expenses you bear as a shareholder, potentially by as much as 4.8% annually (if you invest only the $500 minimum for Investor Shares and do not enroll in an Automatic Investment Program (AIP) and e-mail delivery of annual reports, semiannual reports, prospectus updates and quarterly statements).  For the purposes of assessing the fee, the balances of multiple accounts owned by the same individual,(39) whether in the

(38)                          “Sounds great!” you might say, “How do I do those things?” When you invest at foolfunds.com, you’ll include your bank account information and sign up for an Automatic Investing Plan (AIP) of at least $50 a month. After your investment is complete, you’ll register for online access to your Fool Funds account. Once you’ve registered, click the “Account Options” tab to select electronic delivery. That’s it! If you’re an existing shareholder, including a shareholder who opened your account with a paper application, log into your online account (or create an online account if one does not exist) and click the “Account Options” tab to initiate an AIP and review your electronic delivery options. Make sure you select the “email” setting for the annual report, semiannual report, prospectus updates and quarterly statements to be eligible for the fee waiver.

(39)                          We determine whether accounts are owned by the same individual by the primary Social Security Number (SSN) or Tax Identification Number (TIN) that was included on the account application.  This means that no matter what type of account- regular or IRA- your Fund balances will be combined to determine whether or not you are subject to the small balance account fee.

same fund or in different funds offered by the Company, are combined to assess whether the account has met the $10,000 minimum.(40)

Purchase by Internet

You may purchase shares of each Fund by completing and submitting an electronic account application at the Funds’ website, www.foolfunds.com, and funding your purchase through an electronic Automated Clearing House (“ACH”) transfer of money to the Funds from your checking or savings account. For more information on this service, and the required forms, please go to www.foolfunds.com or call 1-888-863-8803. Shares will be issued at the NAV per share next computed after your order is received. As with any transactions you effect on the Internet, there are various risks, including the risk that your instructions may be lost, delayed, or inaccurately transmitted, and the risk that your personal information may be intercepted and improperly used by an unauthorized third party.

Automated Clearing House Purchases

Even if you do not open your account online, you may purchase additional shares of each Fund through an ACH transfer of money from your checking or savings account. The ACH service will automatically debit your pre-designated bank account for the desired amount. Shares purchased using an ACH transfer will be issued at the NAV per share next computed after your order is received. For more information on this service, and required forms, please go to the Funds’ website, www.foolfunds.com, or call 1-888-863-8803. When you pay for shares using an ACH transfer (including any purchase you make on the Internet), the proceeds of a redemption of those shares may be delayed until the ACH transfer has been converted to federal funds, a process that may take up to eight days.

Purchase by Mail

You may also purchase shares by sending a check made payable to “Independence Fund,” “Great America Fund,” or “Emerging Markets Fund” (depending upon which Fund’s shares you want to buy) together with a completed account application in the case of an initial investment, to:

Regular Mail

Motley Fool Funds
P.O. Box 9780
Providence, RI 02940-9780

Express/Overnight Mail

Motley Fool Funds
4400 Computer Dr.

Westborough, MA 01581-1722

Subsequent investments made by check should be accompanied with the investment form (which will be enclosed with the confirmations and statements sent by the Funds and is also available on the Funds’ website, www.foolfunds.com, or from the Transfer Agent).

The Funds do not accept payment in cash or money orders. The Funds also do not accept third-party checks, Treasury checks, cashier’s checks, official checks, teller’s checks, credit card checks, traveler’s checks, or starter checks for the purchase of shares. The Funds are unable to accept post-dated checks, post-dated online bill-

(40)                          Because our systems use primary SSNs to determine the total holdings of individuals with multiple funds or accounts, we cannot combine accounts within a household or family.  So, for example, if two people in a household each hold an account with the Independence Fund of $7,000, each may be assessed the small-balance account fee, unless he or she has signed up for an Automatic Investment Plan (AIP) and e-mail delivery.

pay checks, or any conditional order or payment. In addition, undated checks, unsigned checks, and checks dated six months or more before their receipt by the Transfer Agent will be rejected. Checks for the purchase of shares must be made payable to the Funds and be drawn on a bank located within the U.S. and payable in U.S. dollars. Always write your Fund account number on the check.

Payments for redemptions of shares recently purchased by check (but not the date as of which the redemption price is determined) may be delayed to assure that the purchase check clears, which may take up to eight days from when your check is received. In such cases, redemption proceeds will be sent when purchase checks clear. This delay can be avoided if shares are purchased by wire and does not apply if there are sufficient other shares in your account to satisfy the requested redemption. The Transfer Agent will charge you a $25 fee for any returned check. Payments for redemptions of shares recently purchased by means of an ACH transfer may also be delayed. See “HOW TO REDEEM SHARES.”

Purchase by Wire

You may purchase shares for initial investment or for subsequent investments by wiring federal funds. Please call the Transfer Agent at 1-888-863-8803 for wire transfer instructions.

For Initial Investment by Wire

If you are making your first investment in the Funds, before you wire funds, the Transfer Agent must have received your completed account application. You can mail or overnight-deliver your account application to the Transfer Agent. Upon receipt of your account application, the Transfer Agent will establish an account for you. The wire from your bank must include the name of the Fund and your name and account number so that your wire can be correctly applied.

Please be sure to submit a completed account application with an initial purchase order. An account application must be on file with the Transfer Agent to purchase shares.

For Subsequent Investments by Wire

Before sending your wire, please call the Transfer Agent at 1-888-863-8803 to ensure prompt and accurate credit upon receipt of your wire.

Wired funds must be received before the close of the NYSE, normally 4:00 p.m. Eastern time, to be eligible for same-day pricing. The Funds and their agents are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or for incomplete wire instructions or errors in those instructions.

Purchase Through an Authorized Securities Dealer or Mutual Fund Marketplace

You may purchase shares of each Fund through any securities dealer or mutual fund marketplace that has been authorized by the Funds to make shares available. Authorized securities dealers may be authorized by the Funds to designate other intermediaries to receive purchase and redemption orders. An order to purchase shares are deemed received by the Funds when the authorized securities dealer (or, if applicable, its authorized designee) receives the order in such form as meets requirements established by the particular securities dealer or mutual fund marketplace, and shares will be issued at the NAV per share next determined after receipt of your order. See “NET ASSET VALUE.”

Your securities dealer, a mutual fund marketplace, or another financial organization may establish policies that differ from those of the Funds. For example, the organization may impose higher minimum investment requirements than are imposed by the Funds or may charge you a transaction fee or other fees, which may not be imposed by the Funds, in connection with purchases and redemptions of Fund shares.

Canceled or Failed Payments

Each Fund accepts checks and ACH transfers for the purchase of shares at full value, subject to collection. If you pay for shares with a check or ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any resulting losses or expenses incurred by the Funds or the Transfer Agent, and the Funds may redeem shares you own in the account to effect reimbursement. The Funds and their agents have the right to reject or cancel any purchase order because of nonpayment.

Market Timing and Abusive-Trading Activity Policy

In accordance with the policy adopted by its Board of Directors, the Company discourages and does not accommodate market timing and other excessive trading practices. Purchases should be made with a view to longer-term investment only. Excessive short-term (market timing) trading practices may disrupt portfolio management strategies, increase brokerage and administrative costs, harm Fund performance and result in dilution in the value of shares held by long-term shareholders. The Company and the Adviser reserve the right to (i) reject a purchase or exchange order, (ii) delay payment of immediate cash redemption proceeds for up to seven calendar days, (iii) revoke a shareholder’s privilege to purchase shares (including exchanges), or (iv) limit the amount of any exchange involving the purchase of shares. An investor may receive notice that their purchase order or exchange has been rejected after the day the order is placed or after acceptance by a financial intermediary. It is currently expected that a shareholder would receive notice that its purchase order or exchange has been rejected within 48 hours after such purchase order or exchange has been received by the Company in good order. The Company and the Adviser will not be liable for any loss resulting from rejected purchase orders. To minimize harm to the Company and its shareholders (or the Adviser), the Company (or the Adviser) will exercise its right if, in the Company’s (or the Adviser’s) judgment, an investor has a history of excessive trading or if an investor’s trading, in the judgment of the Company (or the Adviser), has been or may be disruptive to a Fund. No waivers of the provisions of the policy established to detect and deter market timing and other excessive trading activity are permitted that would harm a Fund and its shareholders or would subordinate the interests of a Fund and its shareholders to those of the Adviser or any affiliated person or associated person of the Adviser.

To deter excessive shareholder trading, the Board has approved the imposition of a 2.00% redemption fee on Fund shares that are redeemed within 90 days of purchasing such shares, with certain exceptions.(41) See “HOW TO REDEEM SHARES.”

Pursuant to the policy adopted by the Board of Directors, the Adviser has developed criteria that it uses to identify trading activity that may be excessive. If, in its judgment, the Adviser detects excessive, short-term trading, the Adviser may reject or restrict a purchase request and may further seek to close an investor’s account with the Fund.

If necessary, the Company may prohibit additional purchases of shares by a financial intermediary or by certain customers of the financial intermediary. Financial intermediaries may also monitor their customers’ trading activities in the Funds. The criteria used by intermediaries to monitor for excessive trading may differ from the criteria used by the Company. If a financial intermediary fails to enforce the Company’s excessive trading policies, the Company may take certain actions, including terminating the relationship.

There is no assurance that a Fund will be able to identify market timers, particularly if they are investing through intermediaries.

(41)                          We’ve said that short-term trading is not only often unwise but also hurts the Funds’ investors who aren’t doing it. The redemption fee should discourage excessive short-term trading and help investors who are innocent bystanders.

HOW TO REDEEM SHARES

You may redeem shares of each Fund at any time. As described below, redemption requests may be made by mail or telephone through the Transfer Agent or may be made through an authorized financial intermediary or mutual fund marketplace. Your shares will be redeemed at their current NAV per share next computed after receipt of your redemption request in accordance with the procedures described in this prospectus. See “NET ASSET VALUE.” The value of the shares redeemed may be more or less than their original cost, depending on changes in the Funds’ NAV per share.

A redemption fee of 2.00% of the then-current value of the shares redeemed is imposed on redemptions of shares made within 90 days of purchase (i.e., the redemption is effective on or before the 90th day following the date of purchase), subject to certain exceptions. The redemption fee is paid directly to the Funds and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading of Fund shares. The fee does not apply to (i) accounts such as asset allocation programs that offer automatic rebalancing, wrap fee accounts, or similar types of accounts or programs, at the discretion of the Funds, (ii) the redemption of shares that were purchased by reinvesting dividends or other Fund distributions, (iii) redemptions for which the shareholder or the shareholder’s agent notifies the Transfer Agent that the redemption is being made to make required distributions from an Individual Retirement Account (an “IRA”) (or other tax-deferred retirement account), or (iv) redemptions following the death or disability of a shareholder. For purposes of determining whether the redemption fee applies, shares held for the longest time will be deemed to have been redeemed first.(42) The Funds may modify their redemption fee policy and waivers at any time.

The sale of each Fund’s shares for the purpose of purchasing shares of another series of the Company is considered a redemption, and the short-term trading fee of 2.00% applies to a redemption of shares made within 90 days of purchase. Additionally, the 90-calendar day holding period begins again immediately following an exchange.

If your account balance after a redemption is less than $10,000, your account may be subject to a small-balance account fee. See “HOW TO BUY SHARES — Small-Balance Account Fee.”

The Funds normally make payment for all shares redeemed as soon as practicable, generally within two business days but no later than seven days after receipt by the Transfer Agent of a redemption request in proper form. If you purchase shares by check or ACH and submit shortly thereafter a redemption request, the redemption proceeds will not be transmitted to you until your purchase check or ACH transfer has cleared. This process may take up to eight days. Shareholders who redeem shares held in an IRA must indicate on their redemption request whether federal income taxes or any applicable state taxes should be withheld. If not, this type of redemption can be subject to federal income tax withholding and, possibly, state taxes. The Funds may suspend the right of redemption or postpone payment of redemption proceeds under unusual circumstances, as permitted by the 1940 Act or by the SEC.

Shares of each Fund may be redeemed by using one of the procedures described below. For additional information regarding redemption procedures, you may go to the Funds’ website, www.foolfunds.com, or call 1-888-863-8803 or your securities dealer.

(42)                          A word to the Foolishly wise: We believe that redemption fees are good news for long-term shareholders. They offset the transaction-cost impact of short-term investors. What’s more, redemption fees flow back to the Funds themselves, not to the coffers of the Adviser.

You may redeem shares by mailing a written request to:

Regular Mail

Motley Fool Funds
P.O. Box 9780
Providence, RI 02940-9780

Express/Overnight Mail

Motley Fool Funds
4400 Computer Dr.

Westborough, MA 01581-1722

The proceeds of a written redemption request are normally paid by check made payable to the shareholders. You may request that redemption proceeds of $1,000 or more be wired to your account at any member bank of the Federal Reserve System if you have previously designated that account as one to which redemption proceeds may be wired. See “Telephone Redemption Requests.” A $12 fee will be deducted from your account if payment is made by federal funds wire transfer. This fee is subject to change. Depending on how quickly you wish to receive payment, you can request that payment be made by ACH transfer, without charges, if you have established this redemption option.

Signature Guarantees

The Transfer Agent has adopted standards and procedures pursuant to which signature guarantees in proper form are generally accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies, and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”). A notary public is not an acceptable signature guarantor. A signature guarantee of each owner is required to redeem shares in the following situations:

•                  If ownership changes on your account.

•                  When redemption proceeds are sent to any person, address, or bank account not on record.

•                  When establishing or modifying certain services on an account.

•                  If the Transfer Agent received a change of address within the past 15 days.

•                  For all redemptions in excess of $50,000 from any shareholder account.

The Transfer Agent may also require a signature guarantee in other instances it deems appropriate.

If you have any questions about signature guarantees, please call 1-888-863-8803.

Telephone Redemption Requests

You may redeem shares by telephone request if you have elected to have this option. To arrange for telephone redemptions after an account has been opened, or to change the bank account or address designated to receive redemption proceeds, please call the Transfer Agent at 1-888-863-8803.  Requests to change the bank account or address designated to receive redemptive proceeds must be signed by each account owner and may require a signature guarantee. You may place a telephone redemption request of up to $50,000 by calling 1-888-863-8803. You may choose to have the redemption paid by check sent to your address of record, or by federal funds wire transfer (minimum amount of $1,000) or electronic ACH funds transfer to your pre-designated bank account. A $12 fee will be deducted from your account if payment is made by federal funds wire transfer. This fee is subject to change. There is no charge for proceeds sent by ACH transfer; however, you may not receive credit for transferred funds for two to three days.

During times of extreme economic or market conditions, you may experience difficulty in contacting the Transfer Agent by telephone to request a redemption. In such an event, you should consider using a written redemption request sent by overnight service to:

Motley Fool Funds
4400 Computer Dr.

Westborough, MA 01581-1722

Using this procedure may result in having your redemption request processed at a later time than it would have been if the telephone redemption procedure had been used. During the delay, the Funds’ NAV per share may fluctuate.

By selecting the telephone redemption option, you authorize the Transfer Agent to act on telephone instructions reasonably believed to be genuine. The Transfer Agent employs reasonable procedures, such as requiring a form of personal identification, to confirm that telephone redemption instructions are genuine. Neither the Funds nor the Transfer Agent will be liable for any losses resulting from unauthorized or fraudulent instructions if these procedures are followed. The Funds reserve the right to refuse any request made by telephone, including requests made shortly after a change of address, and may limit the number of requests within a specified period. Once a telephone transaction has been placed, it cannot be canceled or modified.

Redemptions Through an Authorized Securities Dealer or Mutual Fund Marketplace

If you hold shares through a securities dealer or mutual fund marketplace, you may place your redemption request through that organization. Shares will be redeemed at the NAV per share next computed after your request is received.

Please keep in mind that an authorized securities dealer (or its designee) may charge you a transaction fee or other fees for processing a redemption of Fund shares.

Redemptions Using the Internet

If you have elected to have the ability to purchase shares using the Internet, you may redeem shares in the same manner, except that this redemption option is not available for retirement plan accounts. If you choose not to have the ability to redeem shares by telephone, you will also be unable to redeem shares using the Internet. Although the systems used by the Transfer Agent include appropriate security measures intended to prevent unauthorized transactions, as with any transactions you effect on the Internet, there are various risks associated with the use of the Internet to redeem shares of each Fund, including the risk that your instructions may be lost, delayed, or inaccurately transmitted and the risk that your personal information may be intercepted and improperly used by an unauthorized third party.

Redemption of Small Accounts

To reduce Fund expenses, the Funds reserve the right to redeem at their option, upon not less than 30 days written notice, the Investor Shares or Institutional Shares account of any shareholder that has a value of less than $500 in a Fund as a result of one or more redemptions, if the shareholder does not purchase additional shares to increase the account value to at least $500 in the Fund during the notice period.

HOW TO EXCHANGE SHARES

An exchange occurs when a shareholder redeems shares from one of the Funds and uses the proceeds to purchase shares of another Fund. Minimum investment requirements apply to exchanges. If you have held the shares you are exchanging for 90 days or less, you may be charged a redemption fee. In addition, the 90-day holding period begins again immediately following an exchange.  See “HOW TO REDEEM SHARES” for further details. To receive that day’s NAV, any request must be received in good order by the close of regular trading on the NYSE that day (generally 4:00 PM Eastern Time). You will receive a written confirmation for any exchange transactions.

There is currently no limit on the number of exchanges that you can make, however, the exchange privilege may be modified or terminated at any time in the future. The Funds may suspend or terminate your exchange privilege at any time for any reason, including if it believes, in its sole discretion, that you are engaging in market timing activities. See “MARKET TIMING AND ABUSIVE-TRADING ACTIVITY POLICY” section for more details.

The Funds, at their discretion, may suspend the exchange privilege at any time. The Funds may reject for any reason, or cancel as permitted or required by law, any purchase or exchange at any time. Additionally, if any transaction is deemed to have the potential to adversely impact the Funds, the Funds reserve the right to, among other things, reject any exchange request or limit the amount of any exchange.

Unless you are a tax-exempt investor or investing through a tax-deferred retirement plan or other tax-advantaged arrangement, an exchange is generally a taxable event, and you may realize a gain or a loss for U.S. federal income tax purposes. Please consult your tax adviser or other financial professional before making an exchange request.

If your account balance after an exchange is less than $10,000, your account may be subject to a small-balance account fee. See “HOW TO BUY SHARES — Small-Balance Account Fee.”

Exchange by Internet

You may exchange shares by visiting the Funds’ website, www.foolfunds.com, and then accessing your online account. For more information on this service, please go to www.foolfunds.com or call 1-888-863-8803. Shares will be issued at the NAV per share next computed after your order is received. As with any transactions you effect on the Internet, there are various risks, including the risk that your instructions may be lost, delayed, or inaccurately transmitted, and the risk that your personal information may be intercepted and improperly used by an unauthorized third party.

Exchange by Telephone or Mail

You may also exchange shares by calling the Transfer Agent at 1-888-863-8803 or by sending a written request to:

Regular Mail

Motley Fool Funds

P.O. Box 9780

Providence, RI 02940-9780

Express/Overnight Mail

Motley Fool Funds

4400 Computer Dr.

Westborough, MA 01581-1722

Exchanges Through an Authorized Securities Dealer or Mutual Fund Marketplace

If you hold shares through a securities dealer or mutual fund marketplace, you may place your exchange request through that organization. Shares will be redeemed at the NAV per share next computed after your request in good order is received. Please keep in mind that an authorized securities dealer (or its designee) may charge you a transaction fee or other fees for processing an exchange of Fund shares.

SHARE CLASS CONVERSION

Each Fund offers Investor Shares with a minimum balance of $500 and Institutional Shares with a minimum balance of $100,000. Motley Fool Funds conducts periodic reviews of account balances for shareholders who hold shares directly with the Fund and may, if your account balance in a fund exceeds $100,000, automatically convert your Investor Shares to Institutional Shares. You will be notified before an automatic conversion occurs and will have the opportunity to instruct Motley Fool Funds not to proceed with the conversion. Shareholders may also at any time request conversion of qualifying shares to Institutional Shares, if the shares are held directly with the Fund or if the shareholder’s brokerage permits the conversion to Institutional Shares. Conversely, if a shareholder’s Institutional account balance in a Fund falls below $100,000, the Fund may convert those shares to Investor Shares. Any conversion will occur at the respective NAV of the share class and a shareholder will receive notice of the conversion. For questions regarding conversion, shareholders may either contact the Funds’ transfer agent or the brokerage through which you hold your account.

DIVIDENDS, DISTRIBUTIONS,
AND TAXES

Dividends and Distributions

Each Fund pays dividends from its net investment income and distributes any net capital gains that it realizes. Dividends and capital gains distributions are generally paid once a year. All dividends and other distributions will be reinvested in Fund shares unless a shareholder chooses to either (1) receive dividends in cash, while reinvesting capital gains distributions in additional Fund shares; or (2) receive all distributions in cash. Additionally, each Fund reports details of distribution related transactions on quarterly account statements. You may not receive a separate confirmation statement for these transactions.

Taxes

The following is a summary of certain United States tax considerations relevant under current law, which may be subject to change in the future. Except where otherwise indicated, the discussion relates to investors who are individual United States citizens or residents. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

Federal Taxes of Distributions. Each Fund contemplates distributing as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of net long-term capital gain over net short-term capital loss). Except as otherwise discussed below, you will be subject to federal income tax on Fund distributions regardless of whether they are paid in cash or reinvested in additional shares. Fund distributions attributable to short-term capital gains and net investment income will generally be taxable to you as ordinary income, except as discussed below.

Distributions attributable to the net capital gain of a Fund will be taxable to you as long-term capital gain, no matter how long you have owned your Fund shares. The maximum long-term capital gain rate applicable to individuals, estates, and trusts is currently 23.8% (which includes a 3.8% Medicare tax). You will be notified annually of the tax status of distributions to you.

Distributions of “qualifying dividends” will also generally be taxable to you at long-term capital gain rates, as long as certain requirements are met. In general, if 95% or more of the gross income of a Fund (other than net capital gain) consists of dividends received from domestic corporations or “qualified” foreign corporations (“qualifying dividends”), then all distributions paid by the Fund to individual shareholders will be taxed at long-term capital gains rates. But if less than 95% of the gross income of a Fund (other than net capital gain) consists of qualifying dividends, then distributions paid by the Fund to individual shareholders will be qualifying dividends only to the extent they are derived from qualifying dividends earned by the Fund. For the lower rates to apply, you must have owned your Fund shares for at least 61 days during the 121-day period beginning on the date that is 60 days before the Fund’s ex-dividend date (and the Fund will need to have met a similar holding period requirement with respect to the shares of the corporation paying the qualifying dividend).The amount of a Fund’s distributions that qualify for this favorable treatment may be reduced as a result of the Fund’s securities lending activities (if any), a high portfolio turnover rate or investments in debt securities or non-qualified foreign corporations.

Distributions from a Fund will generally be taxable to you in the taxable year in which they are paid, with one exception. Distributions declared by a Fund in October, November or December and paid in January of the following year are taxed as though they were paid on December 31.

It is expected that the Funds will be subject to foreign withholding or other foreign income taxes with respect to dividends or interest received from (and, in some cases, gains recognized on shares of stock of) non-U.S. companies. The Emerging Markets Fund will generally be eligible to make an election to treat a proportionate amount of those taxes as constituting a distribution to each shareholder, which would allow you either (1) to credit that proportionate amount of taxes against U.S. federal income tax liability as a foreign tax credit, subject to applicable limitations, or (2) to take that amount as an itemized deduction.

A portion of distributions paid by a Fund to shareholders that are corporations may also qualify for the dividends-received deduction for corporations, subject to certain holding period requirements and debt financing limitations. Only the portions of Fund dividends that are attributable to dividends a Fund receives from U.S. companies may qualify for this dividends-received deduction. The amount of the dividends qualifying for this deduction may, however, be reduced as a result of the Fund’s securities lending activities (if any), by a high portfolio turnover rate or by investments in debt securities or foreign corporations.

If you purchase shares just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This is known as “buying into a dividend.”

Sales and Exchanges. You will generally recognize taxable gain or loss for federal income tax purposes on a sale, exchange or redemption of your shares, including an exchange for shares of another Fund, based on the difference between your tax basis in the shares and the amount you receive for them. Generally, you will recognize long-term capital gain or loss if you have held your Fund shares for over twelve months at the time you dispose of them.

Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. Additionally, any loss realized on a disposition of shares of a Fund may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of the same Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of a Fund. If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares acquired.

For shares acquired on or after January 1, 2012, each Fund (or relevant broker or financial adviser) is required to compute and report to the Internal Revenue Service (“IRS”) and furnish to Fund shareholders cost basis information when such shares are sold or exchanged. Each Fund has elected to use the average cost method, unless you instruct the Fund to use a different IRS-accepted cost basis method, or choose to specifically identify your shares at the time of each sale or exchange. If your account is held by your broker or other financial adviser, they may select a different cost basis method. In these cases, please contact your broker or other financial adviser to obtain information with respect to the available methods and elections for your account. You should carefully review the cost basis information provided by the Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on your federal and state income tax returns. Fund shareholders should consult with their tax advisers to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the cost basis reporting requirements apply to them.

IRAs and Other Tax-Qualified Plans. The one major exception to the preceding tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable unless such shares were acquired with borrowed funds.

Backup Withholding. The Funds may be required in certain cases to withhold and remit to the IRS a percentage of taxable dividends or gross proceeds realized upon sale payable to shareholders who have failed to provide a correct tax identification number in the manner required, or who are subject to withholding by the IRS for failure to properly include on their return payments of taxable interest or dividends, or who have failed to certify to the Fund that they are not subject to backup withholding when required to do so or that they are “exempt recipients.” The current backup withholding rate is 28%.

U.S. Tax Treatment of Foreign Shareholders. Generally, nonresident aliens, foreign corporations and other foreign investors are subject to a 30% withholding tax on dividends paid by a U.S. corporation, although the rate may be reduced for an investor that is a qualified resident of a foreign country with an applicable tax treaty with the United States. In the case of regulated investment companies such as the Funds, however, certain categories of dividends are exempt from the 30% withholding tax. These generally include dividends attributable to the Funds’ net capital gains (the excess of net long-term capital gains over net short-term capital loss), dividends attributable to the Funds’ interest income from U.S. obligors and dividends attributable to net short-term capital gains of the Funds.

Foreign shareholders will generally not be subject to U.S. tax on gains realized on the sale, exchange or redemption of shares in the Funds, except that a nonresident alien individual who is present in the United States for 183 days or more in a calendar year will be taxable on such gains and on capital gain dividends from the Funds.

In contrast, if a foreign investor conducts a trade or business in the United States and the investment in a Fund is effectively connected with that trade or business, then the foreign investor’s income from the Fund will generally be subject to U.S. federal income tax at graduated rates in a manner similar to the income of a U.S. citizen or resident.

The Funds will also generally be required to withhold 30% tax on certain payments to foreign entities that do not provide a Form W-8BEN-E that evidences their compliance with, or exemption from, specified information reporting requirements under the Foreign Account Tax Compliance Act.

All foreign investors should consult their own tax advisers regarding the tax consequences in their country of residence of an investment in the Funds.

State and Local Taxes. You may also be subject to state and local taxes on income and gain from Fund shares. State income taxes may not apply, however, to the portions of a Fund’s distributions, if any, that are attributable to interest on U.S. government securities. You should consult your tax adviser regarding the tax status of distributions in your state and locality.

More information about taxes is contained in the SAI.

MISCELLANEOUS INFORMATION

Retirement Accounts(43)

The Funds maintain arrangements for investors to establish IRAs (including Roth IRAs) and other tax-deferred retirement accounts through which shares of the Funds may be purchased. Fund shares may also be an appropriate investment for other types of retirement plans. Before investing in any IRA or other retirement plan, you should consult your tax adviser. For more information on IRAs and other retirement accounts that are available, go to the Funds’ website, www.foolfunds.com, or call 1-888-863-8803. IRA investors may be subject to an annual maintenance fee charged by the Funds’ custodian.

(43)         Whether or not you invest in the Funds, it is never too soon to start thinking about retirement.

Abandoned Accounts

The Transfer Agent will consider your account abandoned if correspondence to your address of record is returned as undeliverable and, after following applicable regulations, the Transfer Agent is unable to confirm a new address for your account.  Per applicable state law, the Transfer Agent may also consider your account abandoned if we are unable to demonstrate contact with you over a specified period of time.  If an account is deemed abandoned, the proceeds in the account may be subject to escheatment under applicable state laws, which vary from state to state.(44)

Undeliverable and Uncashed Checks

Uncashed checks may be subject to escheatment under applicable state laws, which vary from state to state. On an account with a cash dividend or capital gains distribution option which has been deemed abandoned due to correspondence to the address of record being returned as undeliverable, subsequent cash dividends or capital gains distributions cannot be delivered. On such an account, the Funds reserve the right to reinvest all dividend and capital gains distributions payable to the shareholder in shares of the Funds until an updated address and new dividend and capital gains distribution instructions are received.  Additionally, if a dividend or capital gains distribution check remains uncashed for six months, the Funds reserve the right to reinvest the amount of the check in the shareholder’s Fund account at the then-current NAV per share of the applicable Fund.

Householding

To reduce Fund expenses, the Funds will mail only one copy of the Funds’ prospectus, each annual and semiannual report, and other shareholder communications to each address shared by two or more accounts. If you wish to receive an additional copy of these documents, please call 1-888-863-8803 or contact your financial institution. The Funds will begin sending you the additional copies 30 days after receiving your request.

GENERAL INFORMATION

Transfer Agent

BNY Mellon Investment Servicing (US) Inc. serves as the Funds’ transfer agent and dividend disbursing agent. Shareholders of the Funds may contact the Transfer Agent with any questions regarding their transactions in shares of the Funds and account balances.

Custodian

The Bank of New York Mellon serves as custodian for the Funds. In that capacity, it maintains custody of all securities and cash assets of the Funds. The custodian is authorized to hold the Funds’ investments in securities depositories and with sub-custodians approved by the Funds.

(44)                          We really don’t want to hold onto your money or make the decision about whether to reinvest your dividends back into the Funds without   your knowing about it. So make sure you promptly deposit any checks you receive and always keep your address up to date with us and on all other financial accounts you have whenever you move.  Also, your mother may be looking for you — and it’s not cool to worry her like that.

Underwriter

Foreside Funds Distributors LLC serves as the principal underwriter of the Funds pursuant to an Underwriting Agreement for the limited purpose of acting as statutory underwriter to facilitate the distribution of shares of the Funds.  The Underwriter is not affiliated with the Adviser, the Administrator, or their affiliates.

Payments to Financial Intermediaries

The Funds may pay fees to financial intermediaries, including securities dealers, that provide shareholder account-related services to their customers who own Fund shares. These financial intermediaries generally have omnibus accounts with the Transfer Agent and provide shareholder services or sub-transfer agent services to Fund shareholders who are their customers. It is anticipated that fees paid by the Funds to financial intermediaries for these services generally will not exceed the fees the Funds would have incurred if customers of the financial intermediaries maintained their accounts directly with the Funds. Service arrangements with financial intermediaries are subject to approval by the Board.

The Adviser may make payments to broker-dealers and other financial intermediaries for marketing, promotional, or other services relating to the Funds.  The level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the intermediary, the level of assets or sales of shares, providing the Funds with “shelf space”, and providing access to an intermediary’s personnel.  Such payments would be paid from the Adviser’s own resources (not from the Funds) and may be in addition to any shareholder servicing payments.  In some circumstances, such payments may create an incentive for a financial intermediary to recommend or sell shares of a Fund instead of recommending shares offered by other investment companies.

Financial Highlights

The following financial highlights tables are intended to help you understand each Fund’s financial performance for the past 5 years, or, if shorter, the period of the Fund’s operations. The financial information presented for each applicable period prior to December 21, 2016 is that of the Predecessor Funds. The Funds are the accounting successors to the Predecessor Funds as a result of the reorganization of the Predecessor Funds into the Funds on December 21, 2016.  The Funds have adopted the Financial Statements of each of their respective Predecessor Funds. Certain information reflects financial results for a single Fund share. Total returns in the table represent the rate an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions).  The financial information for the periods shown has been audited by Tait, Weller & Baker LLP, the Predecessor Funds’ independent registered public accounting firm, whose report, along with the Predecessor Funds’ financial statements, is included in the Predecessor Funds’ annual report, which is available upon request.

Motley Fool Independence Fund — Investor Shares

		Years Ended October 31,
	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Year	$20.32	$21.00	$19.24	$15.48	$14.15
Income (Loss) From Investment Operations
Net Investment Income (Loss)(1)	0.04	0.05	0.11	0.07	0.14
Net Gain (Loss) on Securities (Realized and Unrealized)	0.01	(0.29)	1.87	3.79	1.29
Total From Investment Operations	0.05	(0.24)	1.98	3.86	1.43
Less Distributions
Net Investment Income	— *	(0.11)	(0.04)	(0.11)	(0.10)
Net Realized Capital Gains	(0.01)	(0.33)	(0.18)	—	—
Total Distributions	(0.01)	(0.44)	(0.22)	(0.11)	(0.10)
Redemption and Small-Balance Account Fees	— *	— *	— *	0.01	— *
Net Asset Value, End of Year	$20.36	$20.32	$21.00	$19.24	$15.48
Total Return(2)(3)	0.25%	(1.13)%	10.43%	25.14%	10.21%
Net Assets, End of Year (thousands)	$353,118	$393,611	$413,624	$354,081	$227,881
Ratios/Supplemental Data
Ratio of Expenses to Average Net Assets	1.14%	1.15%	1.26%	1.36%	1.47%
Ratio of Expenses to Average Net Assets (Before Waivers and Reimbursement of Expenses and/or Recapture of Previously Waived Fees)	1.14%	1.13%	1.23%	1.37%	1.54%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.20%	0.23%	0.55%	0.44%	0.93%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Waivers and Reimbursement of Expenses and/or Recapture of Previously Waived Fees)	0.20%	0.25%	0.59%	0.43%	0.86%
Portfolio Turnover	26%	21%	24%	22%	37%

*Amount represents less than $0.005 per share.

(1)                                 Per share data calculated using average shares outstanding method.

(2)                                 During the year ended October 31, 2013, 0.06% of the Fund’s total return was attributable to redemption and small-balance account fees received. Excluding this item, the total return would have been 25.08%. For the years ended October 31, 2016, October 31, 2015, October 31, 2014 and October 31, 2012, redemption and small-balance account fees received had no effect on the Fund’s total return.

(3)                                 Total return reflects the rate an investor would have earned on an investment in the Fund during the period.

Motley Fool Independence Fund — Institutional Shares

	Years Ended October 31,		Period Ended October 31,
	2016	2015	2014(1) (2)

Net Asset Value, Beginning of Period	$20.35	$21.01	$20.36
Income (Loss) From Investment Operations
Net Investment Income (Loss)(3)	0.08	0.10	0.03
Net Gain (Loss) on Securities (Realized and Unrealized)	0.02	(0.31)	0.62
Total From Investment Operations	0.10	(0.21)	0.65
Less Distributions
Net Investment Income	(0.04)	(0.12)	—
Net Realized Capital Gains	(0.01)	(0.33)	—
Total Distributions	(0.05)	(0.45)	—
Redemption and Small-Balance Account Fees	— *	— *	—
Net Asset Value, End of Period	$20.40	$20.35	$21.01
Total Return(4)(5)	0.47%	(0.97)%	3.19%
Net Assets, End of Period (thousands)	$7,243	$7,726	$4,038
Ratios/Supplemental Data
Ratio of Expenses to Average Net Assets	0.95%	0.95%	0.95%
Ratio of Expenses to Average Net Assets (Before Waivers and Reimbursement of Expenses and/or Recapture of Previously Waived Fees)	2.12%	2.14%	3.78%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.39%	0.46%	0.39%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Waivers and Reimbursement of Expenses and/or Recapture of Previously Waived Fees)	(0.78)%	(0.73)%	(2.43)%
Portfolio Turnover	26%	21%	24%

*                                         Amount represents less than $0.005 per share.

(1)                                 Commenced operations on June 17, 2014.  All ratios for the period have been annualized. Total return for the period has not been annualized.

(2)                                 Because of commencement of operations and related preliminary transaction costs, these ratios are not necessary indicative of future ratios.

(3)                                 Per share data calculated using average shares outstanding method.

(4)                                 For the years ended October 31, 2016, October 31, 2015, and the period ended October 31, 2014, redemption and small-balance account fees received had no effect on the Fund’s total return.

(5)                                 Total return reflects the rate an investor would have earned on an investment in the Fund during the period.

Motley Fool Great America Fund — Investor Shares

		Years Ended October 31,
	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Year	$18.72	$18.59	$17.25	$12.58	$11.04
Income (Loss) From Investment Operations
Net Investment Income (Loss)(1)	(0.05)	0.03	0.07	— *	(0.06)
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.35)	0.14	1.51	4.69	1.60
Total From Investment Operations	(0.40)	0.17	1.58	4.69	1.54
Less Distributions
Net Investment Income	(0.03)	(0.04)	(0.03)	(0.03)	— *
Net Realized Capital Gains	—	—	(0.22)	—	—
Total Distributions	(0.03)	(0.04)	(0.25)	(0.03)	— *
Redemption and Small-Balance Account Fees	— *	— *	0.01	0.01	— *
Net Asset Value, End of Year	$18.29	$18.72	$18.59	$17.25	$12.58
Total Return(2)(3)	(2.15)%	0.91%	9.35%	37.44%	13.96%
Net Assets, End of Year (thousands)	$205,149	$238,482	$231,600	$162,336	$67,337
Ratios/Supplemental Data
Ratio of Expenses to Average Net Assets	1.15%	1.15%	1.27%	1.38%	1.37%
Ratio of Expenses to Average Net Assets (Before Waivers and Reimbursement of Expenses and/or Recapture of Previously Waived Fees)	1.17%	1.16%	1.30%	1.54%	1.74%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.29)%	0.17%	0.38%	0.03%	(0.51)%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Waivers and Reimbursement of Expenses and/or Recapture of Previously Waived Fees)	(0.31)%	0.17%	0.36%	(0.13)%	(0.88)%
Portfolio Turnover	21%	30%	18%	24%	30%

*Amount represents less than $0.005 per share.

(1)                                 Per share data calculated using average shares outstanding method.

(2)                                 During the years ended October 31, 2014 and October 31, 2013, 0.06% and 0.08%, respectively, of the Fund’s total return was attributable to redemption and small-balance account fees received. Excluding this item, the total return would have been 9.29% and 37.36%, respectively. For the years ended October 31, 2016, October 31, 2015 and October 31, 2012, redemption and small-balance account fees received had no effect on the Fund’s total return.

(3)                                 Total return reflects the rate an investor would have earned on an investment in the Fund during the period.

Motley Fool Great America Fund — Institutional Shares

	Years Ended October 31,		Period Ended October 31,
	2016	2015	2014(1) (2)

Net Asset Value, Beginning of Period	$18.75	$18.61	$17.94
Income (Loss) From Investment Operations
Net Investment Income (Loss)(3)	(0.02)	0.07	0.02
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.33)	0.13	0.65
Total From Investment Operations	(0.35)	0.20	0.67
Less Distributions
Net Investment Income	(0.06)	(0.06)	—
Net Realized Capital Gains	—	—	—
Total Distributions	(0.06)	(0.06)	—
Redemption and Small-Balance Account Fees	— *	— *	—
Net Asset Value, End of Period	$18.34	$18.75	$18.61
Total Return(4)(5)	(1.89)%	1.04%	3.73%
Net Assets, End of Period (thousands)	$5,502	$7,010	$2,798
Ratios/Supplemental Data
Ratio of Expenses to Average Net Assets	0.95%	0.95%	0.95%
Ratio of Expenses to Average Net Assets (Before Waivers and Reimbursement of Expenses and/or Recapture of Previously Waived Fees)	2.40%	2.45%	4.93%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.08)%	0.35%	0.27%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Waivers and Reimbursement of Expenses and/or Recapture of Previously Waived Fees)	(1.53)%	(1.15)%	(3.71)%
Portfolio Turnover	21%	30%	18%

*                                         Amount represents less than $0.005 per share.

(1)                                 Commenced operations on June 17, 2014.  All ratios for the period have been annualized. Total return for the period has not been annualized.

(2)                                 Because of commencement of operations and related preliminary transaction costs, these ratios are not necessary indicative of future ratios.

(3)                                 Per share data calculated using average shares outstanding method.

(4)                                 For the years ended October 31, 2016, October 31, 2015 and the period ended October 31, 2014, redemption and small-balance account fees received had no effect on the Fund’s total return.

(5)                                 Total return reflects the rate an investor would have earned on an investment in the Fund during the period.

Motley Fool Emerging Markets Fund — Investor Shares

	Years Ended October 31,				Period Ended October 31,
	2016	2015	2014	2013	2012(1)(2)
Net Asset Value, Beginning of Period	$10.88	$12.61	$12.66	$10.94	$10.00
Income (Loss) From Investment Operations
Net Investment Income (Loss)(3)	0.07	0.09	0.16	0.13	0.18
Net Gain (Loss) on Securities (Realized and Unrealized)	1.09	(1.63)	(0.12)	1.73	0.77
Total From Investment Operations	1.16	(1.54)	0.04	1.86	0.95
Less Distributions
Net Investment Income	(0.11)	(0.19)	(0.08)	(0.15)	(0.01)
Net Realized Capital Gains	—	—	(0.02)	—	—
Total Distributions	(0.11)	(0.19)	(0.10)	(0.15)	(0.01)
Redemption and Small-Balance Account Fees	— *	— *	0.01	0.01	— *
Net Asset Value, End of Period	$11.93	$10.88	$12.61	$12.66	$10.94
Total Return(4)(5)	10.76%	(12.33)%	0.47%	17.32%	9.52%
Net Assets, End of Period (thousands)	$28,776	$31,160	$47,566	$40,119	$19,272
Ratios/Supplemental Data
Ratio of Expenses to Average Net Assets	1.15%	1.13%	1.24%	1.35%	1.35%
Ratio of Expenses to Average Net Assets (Before Waivers and Reimbursement of Expenses and/or Recapture of Previously Waived Fees)	2.09%	1.84%	1.88%	2.60%	4.13%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.64%	0.80%	1.29%	1.15%	1.75%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Waivers and Reimbursement of Expenses and/or Recapture of Previously Waived Fees)	(0.30)%	0.09%	0.66%	(0.10)%	(1.03)%
Portfolio Turnover	54%	20%	25%	26%	17%

*Amount represents less than $0.005 per share.

(1)                                 Inception date of the Emerging Markets Fund was November 1, 2011. All ratios for the period have been annualized. Total return and portfolio turnover for the period have not been annualized.

(2)                                 Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

(3)                                 Per share data calculated using average shares outstanding method.

(4)                                 During the years ended October 31, 2014 and October 31, 2013, 0.08% and 0.09%, respectively of the Fund’s total return was attributable to redemption and small-balance account fees received. Excluding this item, the total return would have been 0.39% and 17.23%, respectively. For the years ended October 31, 2016, October 31, 2015 and the period ended October 31, 2012, redemption and small-balance account fees received had no effect on the Fund’s total return.

(5)                                 Total return reflects the rate an investor would have earned on an investment in the Fund during the period.

Motley Fool Emerging Markets Fund — Institutional Shares

	Year Ended October 31,		Period Ended October 31,
	2016	2015	2014(1) (2)

Net Asset Value, Beginning of Period	$10.90	$12.62	$13.06
Income (Loss) From Investment Operations
Net Investment Income (Loss)(3)	0.09	0.12	0.04
Net Gain (Loss) on Securities (Realized and Unrealized)	1.10	(1.65)	(0.48)
Total From Investment Operations	1.19	(1.53)	(0.44)
Less Distributions
Net Investment Income	(0.11)	(0.19)	—
Net Realized Capital Gains	—	—	—
Total Distributions	(0.11)	(0.19)	—
Redemption and Small-Balance Account Fees	—	— *	—
Net Asset Value, End of Period	$11.98	$10.90	$12.62
Total Return(4)(5)	11.02%	(12.23)%	(3.37)%
Net Assets, End of Period (thousands)	$2,094	$1,740	$1,615
Ratios/Supplemental Data
Ratio of Expenses to Average Net Assets	0.95%	0.93%	0.95%
Ratio of Expenses to Average Net Assets (Before Waivers and Reimbursement of Expenses and/or Recapture of Previously Waived Fees)	5.66%	5.91%	6.35%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.84%	1.06%	0.78%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Waivers and Reimbursement of Expenses and/or Recapture of Previously Waived Fees)	(3.87)%	(3.92)%	(4.62)%
Portfolio Turnover	54%	20%	25%

*                                         Amount represents less than $0.005 per share.

(1)                                 Commenced operations on June 17, 2014.  All ratios for the period have been annualized. Total return for the period has not been annualized.

(2)                                 Because of commencement of operations and related preliminary transaction costs, these ratios are not necessary indicative of future ratios.

(3)                                 Per share data calculated using average shares outstanding method.

(4)                                 For the year ended October 31, 2015, redemption and small-balance account fees received had no effect on the Fund’s total return.

(5)                                 Total return reflects the rate an investor would have earned on an investment in the Fund during the period.

INVESTMENT ADVISER

Motley Fool Asset Management, LLC
2000 Duke Street
Suite 175
Alexandria, VA 22314

ADMINISTRATOR AND
TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.
P.O. Box 9780
Providence, RI 02940-9780

CUSTODIAN

The Bank of New York Mellon
One Wall Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Tait, Weller & Baker LLP

1818 Market Street, Suite 2400

Philadelphia, PA 19103

UNDERWRITER

Foreside Funds Distributors LLC
899 Cassatt Road, 400 Berwyn Park, Suite 110

Berwyn, PA 19312

www.foreside.com

LEGAL COUNSEL

Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996

FOR MORE INFORMATION

For more information about the Funds, the following documents are available free upon request:

Annual/Semiannual Reports

Additional information about the Independence Fund’s, Great America Fund’s and Emerging Markets Fund’s investments is available in the Funds’ annual and semiannual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during their most recently completed fiscal year.

Statement of Additional Information

The SAI dated February 28, 2017 provides more details about the Funds and their policies. The current SAI is on file with the SEC and is incorporated by reference into (and is legally a part of) this prospectus.

TO OBTAIN INFORMATION

The SAI is available, without charge, upon request along with the semiannual and annual reports (when available). To obtain a free copy of the SAI, semiannual or annual reports or if you have questions about the Funds:

By Internet

Go to www.foolfunds.com.

By Telephone

Call 1-888-863-8803 or your securities dealer.

By Mail

Write to:

Motley Fool Funds
P.O. Box 9780
Providence, RI 02940-9780

From the SEC

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by sending an electronic request to publicinfo@sec.gov or writing to the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

Investment Company Act File Number 811-05518

Motley Fool Independence Fund

Investor Shares (Ticker: FOOLX)

Institutional Shares (Ticker: FOIIX)

Motley Fool Great America Fund

Investor Shares (Ticker: TMFGX)

Institutional Shares (Ticker: FOGIX)

Motley Fool Emerging Markets Fund

Investor Shares (Ticker: TMFEX)

Institutional Shares (Ticker: FOEIX)

Each a series of The RBB Fund, Inc.

2000 Duke Street, Suite 175
Alexandria, VA 22314

Statement of

Additional Information

 Dated February 28, 2017

Motley Fool Independence Fund (“Independence Fund”), Motley Fool Great America Fund (“Great America Fund”) and Motley Fool Emerging Markets Fund (“Emerging Markets Fund”) (each a “Fund” and together the “Funds”) are diversified series of The RBB Fund, Inc. (the “Company”), an open-end management investment company (or mutual fund) organized as a Maryland corporation on February 29, 1988. The investment objective of each Fund is to achieve long-term capital appreciation. The Independence Fund pursues its objective by investing primarily in common stocks of U.S. companies and of companies that are organized under the laws of other countries around the world. The Great America Fund pursues its objective by investing primarily in common stocks of companies that are organized in the United States and that are engaged in a broad range of industries. The Emerging Markets Fund pursues its objective by investing primarily in common stocks of emerging markets companies.

Motley Fool Asset Management, LLC (the “Adviser”) serves as the investment adviser to the Funds.

Shares of each Fund are distributed on a continuous basis at their current net asset value (“NAV”) per share, without imposition of any front-end or contingent deferred sales charge, by Foreside Funds Distributors LLC (“Foreside” or the “Underwriter”) and by selected securities dealers.

Information about each Fund is set forth in the prospectus dated February 28, 2017 (the “Prospectus”) and provides the basic information you should know before investing. To obtain a copy of the Prospectus, please write to Motley Fool Funds, P.O. Box 9780, Providence, RI 02940-9780, or call 888-863-8803. This Statement of Additional Information (“SAI”) is not a prospectus but contains information in addition to and more detailed than that set forth in the Prospectus. It is incorporated by reference in its entirety into the Prospectus. This SAI is intended to provide you with additional information regarding the activities and operations of the Funds and the Company, and it should be read in conjunction with the Prospectus.

Table of Contents

Fund History	1
Investment Policies and Practices	1
Investment Restrictions	10
Management of the Company	12
Code of Ethics	20
Principal Holders	21
Investment Advisory Agreement	22
Portfolio Managers	23
Underwriter	27
How to Redeem Shares	28
Portfolio Holdings Information	29
Determination of Net Asset Value	30
Dividends, Distributions, and Taxes	31
Portfolio Transactions and Brokerage	32
Proxy Voting Procedures	34
Payments To Financial Intermediaries	35
Additional Information Concerning Company Shares	36
General Information	36
Financial Statements	38
Appendix A	39

FUND HISTORY

The Company is an open-end management investment company currently operating twenty-seven separate portfolios.  The Company is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and was organized as a Maryland corporation on February 29, 1988.  This SAI pertains to shares of the Motley Fool Independence Fund, the Motley Fool Great America Fund, and the Motley Fool Emerging Markets Fund (formerly, the Motley Fool Epic Voyage Fund) (each, a “Fund,” and collectively, the “Funds”).  Each Fund is non-diversified. Motley Fool Asset Management, LLC (“Motley Fool” or the “Adviser”), serves as the investment adviser to the Funds.

The Funds commenced operations after the close of business on December 21, 2016 and are the successors in interest to certain funds having the same names and investment objectives that were included as series of another investment company, The Motley Fool Funds Trust, and that were also advised by the Adviser (the “Predecessor Funds”).  On December 21, 2016, the shareholders of each of the Predecessor Funds approved the reorganization of the Predecessor Funds with and into their corresponding series of the Company and effective as of the close of business on December 21, 2016, the assets and liabilities of each of the Predecessor Funds were transferred to the Company in exchange for shares of each of the applicable Fund.

INVESTMENT POLICIES AND PRACTICES

The sections below describe, in greater detail than in the Prospectus, some of the different types of investments that may be made by the Funds as a part of their non-principal investment strategies, and the investment practices in which the Funds may engage. The principal investment strategies and associated risks of the Funds are described in the Prospectus.

Types of Equity Securities

In addition to common stock, the equity securities that the Funds may purchase include preferred and convertible preferred stocks, and securities having equity characteristics, such as rights, warrants, and convertible debt securities. Preferred stocks represent equity ownership interests in a corporation and participate in the corporation’s earnings through dividends that the corporation may declare. Unlike common stocks, preferred stocks are entitled to stated dividends payable from the corporation’s earnings, which in some cases may be “cumulative” if previous stated dividends have not been paid. Dividends payable on preferred stock have priority over distributions to holders of common stock, and preferred stocks generally have preferences on the distribution of assets in the event of the corporation’s liquidation. Preferred stocks may be “participating,” which means that they may be entitled to dividends in excess of the stated dividend, in certain cases. The rights of preferred stocks are generally subordinate to rights associated with a corporation’s debt securities.

Convertible Securities

The Funds may purchase convertible securities. These securities include convertible debt obligations and convertible preferred stock. A convertible security entitles the holder to exchange it for a fixed number of shares of common stock (or other equity security), usually at a fixed price within a specified period of time. Until conversion, the holder receives the interest paid on a convertible bond or the dividend preference of a preferred stock.

Convertible securities have an “investment value,” which is the theoretical value determined by the yield it provides in comparison with similar securities without the conversion feature. The investment value changes are based on prevailing interest rates and other factors. They also have a “conversion value,” which is the worth in market value if the security were exchanged for the underlying equity security. Conversion value fluctuates directly with the price of the underlying security. If conversion value is substantially below investment value, the price of the convertible security is governed principally by its investment value. If the conversion value is near or above investment value, the price of the convertible security generally will rise above investment value and may represent a premium over conversion value because of the combination of the convertible security’s right to interest (or dividend preference) and the possibility of capital appreciation from the conversion feature. A convertible security’s price, when price is influenced primarily by its conversion value, will generally yield less than a senior non-convertible security of comparable investment value. Convertible securities may be purchased at varying price levels

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above their investment values or conversion values. However, there is no assurance that any premium above investment value or conversion value will be recovered, because prices change, and, as a result, the ability to achieve capital appreciation through conversion may never occur.

Foreign Securities

The Independence Fund and the Emerging Markets Fund may invest, in equity and fixed-income securities of foreign companies, including companies located in both developed and emerging-market countries. Investment in foreign securities may include the purchase of American Depositary Receipts (“ADRs”) and other depositary receipts (European Depositary Receipts, Global Depositary Receipts and Non-Voting Depositary Receipts) that represent indirect interests in securities of foreign issuers. A significant portion of a Fund’s exposure to foreign investments may be composed of such investments. Investments in foreign securities are affected by risk factors generally not associated with investments in the securities of U.S. companies in the U.S. With respect to such securities, there may be more limited information publicly available concerning the issuer than would be the case with respect to domestic securities, foreign issuers may use different accounting standards, and foreign trading markets may not be as liquid as are U.S. markets. Foreign securities also involve such risks as currency risks, possible imposition of withholding or confiscatory taxes, possible currency transfer restrictions, expropriation or other adverse political or economic developments, and the difficulty of enforcing obligations in other countries. These risks may be greater in emerging-market countries and in less developed countries.

The purchase of securities denominated in foreign currencies will subject the value of a Fund’s investments in those securities to fluctuations caused by changes in foreign exchange rates. To hedge against the effects of changes in foreign exchange rates, the Funds may enter into forward foreign currency exchange contracts (“forward contracts”). These contracts represent agreements to exchange an amount of currency at an agreed-upon future date and rate. The Funds will generally use forward contracts only to “lock in” the price in U.S. dollars of a foreign security that the Funds plan to purchase or to sell, but in certain limited cases, they may use such contracts to hedge against an anticipated substantial decline in the price of a foreign currency against the U.S. dollar that would adversely affect the U.S. dollar value of foreign securities held by the Funds. Forward contracts will not be used in all cases and, in any event, cannot completely protect the Funds against all changes in the values of foreign securities resulting from fluctuations in foreign exchange rates. The Funds will not enter into a forward contract if, as a result, forward contracts would represent more than 20% of the Funds’ total assets. For hedging purposes, the Funds may also use options on foreign currencies, which expose the Funds to certain risks. See “DERIVATIVE INVESTMENTS — Options on Foreign Currency” and “INVESTMENT POLICIES AND PRACTICES — Forward Contracts.”

Some foreign securities are traded in the U.S. in the form of ADRs. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities of foreign issuers. European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”) are receipts typically issued by foreign banks or trust companies, evidencing ownership of underlying securities issued by either a foreign or U.S. issuer. Non-Voting Depositary Receipts (“NVDRs”) are listed securities through which investors receive the same financial benefits as those who invest directly in a company’s ordinary shares; however, unlike ordinary shareholders, NVDR holders cannot be involved in proxy voting if the company solicits votes from shareholders. Investments in NVDRs involve certain risks unique to foreign investments. Generally, depositary receipts in registered form are designed for use in the U.S. and depositary receipts in bearer form are designed for use in securities markets outside the U.S. Depositary receipts may not necessarily have the same currency denomination as the underlying securities into which they may be converted. Depositary receipts generally involve the same risks as do other investments in foreign securities. However, holders of ADRs and other depositary receipts may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications.

Exchange-Traded Funds and Other Similar Instruments

The Independence Fund and the Emerging Markets Fund may purchase shares of exchange-traded funds that are registered under the Investment Company Act of 1940, as amended (the “1940 Act”) (“ETFs”) and shares of similar investment vehicles that are not registered under the 1940 Act (together with the ETFs, “Traded Funds”). Typically, a Traded Fund holds a portfolio of common stocks designed to track the performance of a particular index or a “basket” of stocks of companies within a particular industry sector or group. Traded Funds sell and redeem their

2

shares at NAV in large blocks (typically 50,000 shares) called “creation units.” Shares representing fractional interests in these creation units are listed for trading on national securities exchanges and can be purchased and sold in the secondary market in lots of any size at any time during the trading day. The Funds do not invest in actively managed Traded Funds.

Investments in Traded Funds involve certain inherent risks generally associated with investments in a broadly based portfolio of stocks, including risks that the general level of stock prices may decline and thereby adversely affect the value of each unit of the Traded Fund. In addition, a Traded Fund may not fully replicate the performance of its benchmark index because of the temporary unavailability of certain index securities in the secondary market or discrepancies between the Traded Fund and the index with respect to the weighting of securities or number of stocks held.

Because Traded Funds bear various fees and expenses, a Fund’s investment in these instruments will involve certain indirect costs, as well as transaction costs, such as brokerage commissions. The Adviser will consider the expenses associated with an investment in determining whether to invest in a Traded Fund.

Special Corporate Situation Investments

Each Fund may invest a portion of its total assets in securities of companies that may be involved in special corporate situations, the occurrence of which would favorably affect the values of the companies’ equity securities. Such situations could include, among other developments, a change in management or management policies; the acquisition of a significant equity position in the company by an investor or investor group; a merger, a reorganization, or the sale of a division; the spinoff of a subsidiary, division, or other substantial assets; or a third-party or issuer tender offer. The primary risk of this type of investing is that if the contemplated event does not occur or if a proposed transaction is abandoned, revised, or delayed or becomes subject to unanticipated uncertainties, the market price of the securities may decline below the purchase price the Funds paid.

In general, securities that are the subject of a special corporate situation sell at a premium to their market prices immediately following the announcement of the situation. However, the increased market price of these securities may nonetheless represent a discount from what the stated or appraised value of the security would be if the contemplated transaction were approved or consummated. These investments may be advantageous when the following occur: (1) the discount significantly overstates the risk of the contingencies involved; (2) the discount significantly undervalues the securities, assets, or cash to be received by shareholders of the prospective portfolio company as a result of the contemplated transactions; or (3) the discount fails adequately to recognize the possibility that the offer or proposal may be replaced or superseded by an offer or proposal of greater value. The evaluation of these contingencies requires unusually broad knowledge and experience on the part of the Adviser, which must appraise not only the value of the issuer and its component businesses as well as the assets or securities to be received as a result of the contemplated transaction, but also the financial resources and business motivation of the offeror, as well as the dynamics of the business climate when the offer or proposal is in progress.

A Fund’s special corporate situation investments may tend to increase its portfolio turnover ratio and thereby increase brokerage commissions and other transaction expenses. However, the Adviser attempts to select investments of the type described that, in its view, also have a reasonable prospect of significant capital appreciation over the long term.

Types of Fixed-Income Securities

The Funds may invest in bonds and other types of debt obligations of U.S. and foreign issuers. Fixed-income securities purchased by the Funds may include, among others, bonds, notes, and debentures issued by corporations; debt securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities (“U.S. Government Securities”); municipal securities; mortgage-backed and asset-backed securities; and debt securities issued or guaranteed by foreign governments, their agencies, instrumentalities, or political subdivisions, or by government-owned, -controlled, or -sponsored entities, including central banks. These investments also include money market instruments and other types of obligations. Investors should recognize that, although securities ratings issued by Standard & Poor’s® Ratings Services (“S&P”), a division of The McGraw-Hill Companies, Inc., and Moody’s Investors Services©, Inc. (“Moody’s”), provide a generally useful guide as to credit risks, they do not offer

3

any criteria to evaluate interest rate risk. A description of the ratings that the Adviser deems most relevant to the Funds is set forth in Appendix A to this SAI. Changes in interest rate levels generally cause fluctuations in the prices of fixed-income securities and will, therefore, cause fluctuations in the NAV per share of the Funds. Subsequent to the purchase of a fixed-income security by a Fund, the ratings or credit quality of such security may deteriorate. Any such subsequent adverse changes in the rating or quality of a security held by the Funds would not require the Funds to sell the security.

Zero-Coupon Securities

Fixed-income securities purchased by the Funds may include zero-coupon securities. These securities do not pay any interest until maturity, and for this reason, zero-coupon securities of longer maturities may trade at a deep discount from their face or par values and may be subject to greater fluctuations in market value than would ordinary debt obligations of comparable maturity. Current federal tax law requires the holder of a zero-coupon security to accrue a portion of the discount at which the security was purchased as income each year, even though the holder receives no interest payment that year.

Variable- and Floating-Rate Securities

Fixed-income securities purchased by the Funds may also include variable- and floating-rate securities. The interest rates payable on these securities are adjusted either at predesignated periodic intervals or whenever there is a change in an established market rate of interest. Other features may include a right whereby the Funds may demand prepayment of the principal amount before the stated maturity (a “demand feature”) and the right of an issuer to prepay the principal amount before maturity. One benefit of variable- and floating-rate securities is that because of interest rate adjustments on the obligation, changes in market value that would normally result from fluctuations in prevailing interest rates are reduced. One benefit of a demand feature is enhanced liquidity.

Non-Investment-Grade Debt Securities

As discussed in the Prospectus, the Independence Fund and the Emerging Markets Fund may invest in both investment-grade and non-investment-grade debt securities (including high-yield bonds). Non-investment-grade debt securities (typically called “junk bonds”) are securities considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.

Companies that issue these securities often are highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risks associated with acquiring the securities of such issuers generally are greater than is the case with higher-grade securities. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of these securities may not have sufficient revenues to meet their interest payment obligations. The issuer’s ability to service its debt obligations also may be affected adversely by specific corporate developments, forecasts, or the unavailability of additional financing. The risk of loss because of default by the issuer is significantly greater for the holders of these securities, because such securities generally are unsecured and often are subordinated to other creditors of the issuer.

Because there is no established retail secondary market for many of these securities, the Funds anticipate that such securities could be sold only to a limited number of dealers or institutional investors. To the extent a secondary trading market for these securities does exist, it generally is not as liquid as is the secondary market for higher-grade securities. The lack of a liquid secondary market may have an adverse impact on market price and yield, as well as on the Funds’ ability to dispose of particular issues when necessary to meet the Funds’ liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer. The lack of a liquid secondary market for certain securities also may make it more difficult for the Funds to obtain accurate market quotations for purposes of valuing the Funds’ portfolio and calculating its NAV. Adverse publicity and investor perceptions may decrease the values and liquidity of these securities. In such cases, judgment may play a greater role in valuation, because of a lack of reliable, objective data.

These securities may be particularly susceptible to economic downturns. It is likely that an economic recession could severely disrupt the market for such securities and may have an adverse impact on the value of such

4

securities. In addition, it is likely that any such economic downturn could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon and increase the incidence of default for such securities.

The Funds may acquire these securities during an initial offering. Such securities may involve special risks because they are new issues. The Funds have no arrangement with any person concerning the acquisition of such securities, and the Adviser will review the credit and other characteristics pertinent to such new issues.

Securities of Other Investment Companies

Each Fund may invest in securities of other investment companies, including ETF shares and shares of money market funds. A Fund’s investment in these securities (other than shares of money market funds and of certain ETFs) may be subject to certain limitations imposed by the 1940 Act — generally, a prohibition on acquiring more than 3 percent of the outstanding voting stock of another investment company. Investment companies such as ETFs and money market funds pay investment advisory and other fees and incur various expenses in connection with their operations. When the Funds invest in another investment company, shareholders of the Funds will indirectly bear these fees and expenses, which will be in addition to the fees and expenses of the Funds.

Real Estate Investment Trusts

Real estate investment trusts (“REITs”) are pooled investment vehicles that manage a portfolio of real estate or real estate-related loans to earn profits for their shareholders. REITs are generally classified as equity REITs, mortgage REITs, or a combination of equity and mortgage REITs. Investing in REITs involves certain unique risks in addition to the risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, and mortgage REITs may be affected by the quality of the borrower on any credit extended. REITs are dependent on management skills, may not be diversified geographically or by property type, and are subject to heavy cash flow dependency, default by borrowers, and self-liquidation. REITs must also meet certain requirements under the Internal Revenue Code of 1986, as amended (the “Code”), to avoid entity-level tax and be eligible to pass through certain tax attributes of their income to shareholders. REITs are consequently subject to the risk of failing to meet these requirements for favorable tax treatment and of failing to maintain their exemptions from registration under the 1940 Act. REITs are also subject to the risks of changes in the Code that could affect their tax status.

REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT’s investment in fixed-rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT’s investment in fixed-rate obligations can be expected to decline. In contrast, as interest rates on adjustable-rate mortgage loans are reset periodically, yields on a REIT’s investments in such loans will gradually align themselves to reflect changes in market interest rates, and as a result, the value of such investments will fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed-rate obligations.

The management of a REIT may be subject to conflicts of interest with respect to the operation of the business of the REIT and may be involved in real estate activities competitive with the REIT. REITs may own properties through joint ventures or in other circumstances in which a REIT may not have control over its investments. REITs may use significant amounts of leverage.

REITs often do not provide complete tax information until after the end of the calendar year. Consequently, because of the delay, it may be necessary for the Funds, if invested in REITs, to request permission to extend the deadline for issuance of Forms 1099-DIV beyond January 31. Alternatively, amended Forms 1099-DIV may be sent.

Master Limited Partnerships

Master limited partnerships (“MLPs”) are publicly traded companies organized as limited partnerships or limited liability companies and treated as partnerships for U.S. federal tax purposes. MLPs combine the tax advantages of a partnership with the liquidity of a publicly traded stock. MLP income is generally not subject to entity-level tax. Instead, an MLP’s income, gain, loss, deductions, and other tax items pass through to common

5

unitholders. If tax were to be required to be paid by the MLP at the entity level, the value of the MLP interests held by the Funds would be expected to decrease.

MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“MQD”). Common and general partner interests also accrue arrearages in distributions to the extent that the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD. However, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD paid to both common and subordinated units is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner that causes distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions. A common arrangement provides that the general partner can reach a tier at which it receives 50% of every incremental dollar paid to common and subordinated unitholders. These incentive distributions encourage the general partner to streamline costs, increase capital expenditures, and acquire assets in order to increase the partnership’s cash flow and raise the quarterly cash distribution in order to reach higher tiers. Such results benefit all security holders of the MLP.

Derivative Investments

As part of their non-principal investment strategies, the Funds may use certain derivative instruments in connection with their investment activities. Described below are the types of derivatives in which the Funds may invest, as well as information regarding the risks associated with Funds’ use of derivatives.

Derivatives, Generally

The Funds may invest in derivatives for a variety of reasons, including to gain access to certain securities, to provide a substitute for purchasing or selling particular securities, to hedge currency risk, or to seek capital appreciation. Derivatives can be volatile and involve various types and degrees of risk, depending upon the characteristics of the particular derivative and the Funds’ portfolio as a whole. Derivatives may permit the Funds to increase or decrease the level of risk, or change the character of the risk, to which its portfolio is exposed, in much the same way as the Funds can increase or decrease the level of risk, or change the character of the risk, of its portfolio by making investments in specific securities or currencies. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in derivatives could have a large potential impact on the Funds’ performance.

Derivatives may be purchased on established exchanges or over the counter (“OTC”) through privately negotiated transactions. Exchange-traded derivatives generally are guaranteed by the clearing agency that is the issuer or counterparty to such derivatives. This guarantee usually is supported by a daily payment system (i.e., variation margin requirements) operated by the clearing agency in order to reduce settlement risks. As a result, unless the clearing agency defaults, there is relatively little counterparty credit risk associated with derivatives purchased on an exchange. By contrast, no clearing agency guarantees OTC derivatives. Therefore, each party to an OTC derivative bears the risk that the counterparty will default. Accordingly, the Adviser will consider the creditworthiness of counterparties to OTC derivatives in the same manner as it would review the credit quality of a security to be purchased by the Funds. OTC derivatives are less liquid than exchange-traded derivatives, since the other party to the transaction may be the only investor with sufficient understanding of the derivative to be interested in bidding for it. Variable-rate and floating-rate securities may also be considered a type of derivative.

To the extent a Fund invests in derivatives subject to regulation by the Commodity Futures Trading Commission (“CFTC”), it will do so in accordance with Regulation 4.5 under the Commodity Exchange Act (“CEA”).  The Company, on behalf of the Funds, has filed with the National Futures Association a notice claiming an exclusion from the definition of the term “commodity pool operator” (“CPO”) under the CEA, and the regulations of the CFTC promulgated thereunder, with respect to the Funds’ operation.  The Company is not subject to registration or regulation as a CPO.  However, the CFTC has adopted certain rule amendments that significantly affect the continued availability of this exclusion and may subject advisers to mutual funds to regulation by the CFTC.  Although the Company has concluded that the Funds should be able to operate within the exclusion from

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CFTC regulation, there is no certainty that the Funds or the Company will be able to continue to rely on an exclusion from CFTC regulation in the future.  The Funds may determine not to use investment strategies that trigger CFTC regulation or may determine to operate subject to CFTC regulation, if applicable.  If a Fund operates subject to CFTC regulation, it may incur additional expenses.

Forward Foreign Currency Contracts

The Independence Fund and the Emerging Markets Fund are authorized to enter into forward foreign currency contracts. These contracts represent agreements to exchange an amount of currency at an agreed-upon future date and rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. A forward contract generally has no deposit requirement, and such transactions do not involve commissions. By entering into a forward contract for the purchase or sale of the amount of foreign currency invested in an equity or fixed-income security of a foreign issuer (a “foreign security”), the Funds can hedge against possible variations in the value of the dollar versus the subject currency either between the date the foreign security is purchased or sold and the date on which payment is made or received (“transaction hedging”), or during the time the Funds hold the foreign security (“position hedging”). Hedging against a decline in the value of a currency through the use of forward contracts does not eliminate fluctuations in the prices of securities or prevent losses if the prices of securities decline. Hedging transactions precludes the opportunity for gain if the value of the hedged currency should rise. The Funds will not speculate in forward currency contracts. If the Funds enter into a position-hedging transaction, which is the sale of forward non-U.S. currency with respect to a security held by it and denominated in such foreign currency, the Company’s custodian will place cash or liquid securities in a separate account in an amount equal to the value of the Funds’ total assets committed to the consummation of such forward contract. If the value of the securities placed in the account declines, additional cash or securities will be placed in the account so that the value of cash or securities in the account will equal the amount of the Funds’ commitments with respect to such contracts. Forward contracts will not be used in all cases and, in any event, cannot completely protect the Funds against all changes in the values of foreign securities resulting from fluctuations in foreign exchange rates.

Warrants and Rights

Each of the Funds may invest in warrants and rights. These securities are forms of derivative instruments that have equity-like characteristics. Warrants are instruments that give the Funds the right to purchase certain securities from an issuer at a specific price (the “strike price”) for a limited period of time. The strike price of warrants typically is much lower than is the current market price of the underlying securities, yet they are subject to similar price fluctuations. As a result, warrants may be more volatile investments than are the underlying securities and may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying securities and do not represent any rights in the assets of the issuing company. In addition, the value of the warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised before the expiration date. These factors may make warrants more speculative than other types of investments. Rights are similar to warrants but normally have a short duration (usually two to four weeks) and are distributed directly by the issuer to its existing shareholders.

Total Return Swaps and Participatory Notes

The Independence Fund and the Emerging Markets Fund may enter into total return swaps and participatory notes, which are very similar to swaps but specific to a particular foreign market. A swap is a contract under which two parties agree to make payments to each other based on specified interest rates or the value of an index or other instrument, applied to a stated or “notional” amount. The Funds may use total return swaps and participatory notes to increase their investment exposure to particular foreign securities markets and foreign securities. These instruments are subject to various types of risks, including market risk, liquidity risk, counterparty credit risk, legal risk, and operations risk. In addition, they can involve significant economic leverage and risks of loss.

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Illiquid Securities

Each Fund may invest up to 15% of the value of its net assets in illiquid securities. Illiquid securities are securities that the Funds cannot sell or dispose of in the ordinary course of business within seven days at approximately the value at which the Funds carry the securities. These securities include restricted securities and repurchase agreements maturing in more than seven days. Restricted securities are securities that may not be sold to the public without an effective registration statement under the Securities Act of 1933, as amended (the “1933 Act”), and thus may be sold only in privately negotiated transactions or pursuant to an exemption from registration. Subject to the adoption of guidelines by the Board, certain restricted securities that may be sold to institutional investors pursuant to Rule 144A under the 1933 Act and non-exempt commercial paper may be determined to be liquid by the Adviser. Illiquid securities involve the risk that the securities will not be able to be sold at the time the Adviser desires or at prices approximating the value at which the Funds are carrying the securities. If, as a result of changes in the values of securities held by the Funds, the value of holdings by the Funds of illiquid securities exceeds 15% of the value of the Funds’ net assets, the Adviser will take appropriate actions to reduce the Funds’ holdings of illiquid securities to 15% of the value of the Funds’ net assets as soon as reasonably practicable, in a manner consistent with prudent management and the interests of the Funds.

Temporary Investments

During periods of adverse market or economic conditions, the Funds may temporarily invest all or a substantial portion of their assets in high-quality, fixed-income securities, money market instruments, and shares of money market mutual funds, or it may hold cash. At such times, the Funds would not be pursuing their stated investment objective with its usual investment strategies. The Funds may also hold these investments for liquidity purposes. Fixed-income securities will be deemed to be of high quality if they are rated “A” or better by S&P or Moody’s or, if unrated, are determined to be of comparable quality by the Adviser. Money market instruments are high-quality, short-term fixed-income obligations (which generally have remaining maturities of one year or less) and may include U.S. Government Securities, commercial paper, certificates of deposit and banker’s acceptances issued by domestic branches of U.S. banks that are members of the Federal Deposit Insurance Corporation, and repurchase agreements for U.S. Government Securities. In lieu of purchasing money market instruments, the Funds may purchase shares of money market mutual funds that invest primarily in U.S. Government Securities and repurchase agreements involving those securities, subject to certain limitations imposed by the 1940 Act. The Funds, as an investor in a money market fund, will indirectly bear that fund’s fees and expenses, which will be in addition to the fees and expenses of the Funds. Repurchase Agreements involve certain risks not associated with direct investments in debt securities. See “INVESTMENT POLICIES AND PRACTICES — Repurchase Agreements.”

Diversification

As a “diversified” investment company, each Fund, with respect to 75% of its total assets, must limit its investment in the securities of any single issuer to not greater than 5% of the value of the Funds’ total assets and to not more than 10% of the outstanding voting securities of such issuer (except that these limitations do not apply to investments in U.S. Government Securities and securities of other investment companies). However, to limit the risks associated with highly concentrated holdings, it is each Fund’s current policy (which may be changed by the Board of Directors of the Company) (the “Board”) not to invest more than 5% of the value of its total assets in the securities of any one issuer. The Funds also intend to satisfy to the diversification requirements of the Code applicable to regulated investment companies. See “DIVIDENDS, DISTRIBUTIONS, AND TAXES.”

Portfolio Turnover

Although the Funds generally do not engage in short-term trading, portfolio securities may be sold without regard to the time they have been held when investment considerations warrant such action. It is expected that the Funds’ portfolio turnover rate will not exceed 100%. A higher portfolio turnover rate would result in higher brokerage costs to the Funds and could also result in the realization of larger amounts of capital gains, including short-term capital gains. Capital gains are generally taxable when distributed to shareholders, and distributions of short-term capital gains are generally taxable at ordinary income tax rates. See “DIVIDENDS, DISTRIBUTIONS, AND TAXES.”

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Repurchase Agreements

Each Fund may enter into repurchase agreements involving the types of securities eligible for purchase by the Funds. However, there is no limitation on the maturity of the securities underlying the repurchase agreements. The Funds may use repurchase agreements in lieu of purchasing money market instruments.

Repurchase agreements, which may be viewed as a type of secured lending by the Funds, typically involve the acquisition by a Fund of U.S. Government Securities or other securities from a selling financial institution such as a bank, savings and loan association, or broker-dealer. The agreement provides that the Funds will sell back to the institution, and that the institution will repurchase, the underlying security (“collateral”) at a specified price and at a fixed time in the future, usually not more than seven days from the date of purchase. The Funds will receive interest from the institution until the time the repurchase is to occur. Although such date is deemed to be the maturity date of a repurchase agreement, the maturities of securities subject to repurchase agreements are not subject to any limits and may exceed one year.

Repurchase agreements involve certain risks not associated with direct investments in debt securities. If the seller under a repurchase agreement becomes insolvent, a Fund’s right to dispose of the securities may be restricted, or the value of the securities may decline before the Fund is able to dispose of them. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before the repurchase of the securities under a repurchase agreement is accomplished, a Fund may encounter delay and incur costs, including a decline in the value of the securities, before being able to sell the securities. If the seller defaults, the value of such securities may decline before the Funds are able to dispose of them. If a Fund enters into a repurchase agreement that is subject to foreign law and the other party defaults, the Fund may not enjoy protections comparable to those provided to certain repurchase agreements under U.S. bankruptcy law and may suffer delays and losses in disposing of the collateral as a result.

The Funds have adopted procedures designed to minimize the risks of loss from repurchase agreement transactions. These procedures include a requirement that the Adviser effect repurchase transactions only with large, well-capitalized U.S. financial institutions that the Adviser approves as creditworthy based on periodic review under guidelines established and monitored by the Board. In addition, the value of the collateral underlying the repurchase agreement, which the Company’s custodian will hold on behalf of the Funds, will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Funds will seek to liquidate such collateral. However, the exercise of a Fund’s right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Funds could suffer a loss.

Lending Portfolio Securities

Each Fund may lend its portfolio securities to brokers, dealers, and financial institutions in an amount not exceeding 33 1/3% of the value of the Funds’ total assets. These loans will be secured by collateral (consisting of cash, U.S. Government Securities, or irrevocable letters of credit) maintained in an amount equal to at least 100% of the market value, determined daily, of the loaned securities. The Funds may, subject to certain notice requirements, at any time call the loan and obtain the return of the securities loaned. The Funds will be entitled to payments equal to the interest and dividends on the loaned securities and may receive a premium for lending the securities. The advantage of such loans is that a Fund continues to receive the income on the loaned securities while earning interest on the cash amounts deposited as collateral, which will be invested in short-term investments.

A loan may be terminated by the borrower on one business day’s notice, or by the Company on two business days’ notice. If the borrower fails to deliver the loaned securities within four days after receipt of notice, the Company may use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost exceeding the collateral. As with any extensions of credit, there are risks of delay in recovery and, in some cases, even loss of rights in the collateral, should the borrower of the securities fail financially. In addition, securities lending involves a form of leverage, and a Fund may incur a loss if securities purchased with the collateral from securities loans decline in value or if the income earned does not cover the Funds’ transaction costs. However, loans of securities will be made only to companies the Board deems to be creditworthy (such creditworthiness will

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be monitored on an ongoing basis) and when the income that can be earned from such loans justifies the attendant risks. Upon termination of the loan, the borrower is required to return the securities. Any gain or loss in the market price during the loan period would inure to the Funds.

When voting or consent rights that accompany loaned securities pass to the borrower, the Company will follow the policy of calling the loaned securities, to be delivered within one day after notice, to permit the exercise of such rights if the matters involved would have a material effect on the investment in such loaned securities. The Funds will pay reasonable finder’s, administrative, and custodial fees in connection with loans of securities. The Funds may lend foreign securities consistent with the foregoing requirements.

Cyber Security Risk

The Funds and their service providers may be prone to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Funds to lose proprietary information, suffer data corruption, or lose operational capacity. Breaches in cyber security include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cyber-attacks. Cyber security breaches affecting the Funds or the Adviser, custodian, transfer agent, intermediaries and other third-party service providers may adversely impact the Funds. For instance, cyber security breaches may interfere with the processing of shareholder transactions, impact a Fund’s ability to calculate its NAVs, cause the release of private shareholder information or confidential business information, impede trading, subject the Fund to regulatory fines or financial losses and/or cause reputational damage. The Funds may also incur additional costs for cyber security risk management purposes. Similar types of cyber security risks are also present for issuers of securities in which the Funds may invest, which could result in material adverse consequences for such issuers and may cause a Fund’s investment in such companies to lose value. While the Funds and their service providers have established IT and data security programs and have in place business continuity plans and other systems designed to prevent losses and mitigate cyber risk, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified or that cyber-attacks may be highly sophisticated.

INVESTMENT RESTRICTIONS

Each Fund has adopted various restrictions on its investment activities. Certain of these restrictions, as well as each Fund’s investment objective, are fundamental policies and cannot be changed without approval by the holders of a majority, as defined by the 1940 Act, of the Fund’s outstanding voting shares. Such a majority means the affirmative vote of the holders of (1) 67% or more of the shares of a Fund present at a meeting of shareholders, if the holders of at least 50% of the outstanding shares of a Fund are present or represented by proxy; or (2) more than 50% of the outstanding shares of a Fund, whichever is less.

Under its fundamental policies, each Fund may not:

1.              Invest more than 25% of the value of its total assets in the securities of issuers engaged in any single industry or group of industries, provided that this does not apply to U.S. Government Securities.

2.              With respect to 75% of its total assets, invest more than 5% of the value of its total assets in the securities of any one issuer or purchase more than 10% of the outstanding voting securities of any one issuer, except that these limitations do not apply to investments in U.S. Government Securities and securities of other investment companies.

3.              Purchase or sell commodities, except that each Fund may purchase and sell foreign currency, as well as options on foreign currency and financial futures contracts, and may enter into forward foreign currency contracts in connection with its investments in foreign securities, in accordance with such investment policies as the Board may adopt and subject to applicable regulatory limitations.

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4.              Purchase or sell real estate or interests therein, or purchase oil, gas, or other mineral leases, rights or royalty contracts or development programs, except that the Fund may invest in the securities of issuers engaged in the foregoing activities and may invest in securities secured by real estate or interests therein.

5.              Issue senior securities as defined by the 1940 Act or borrow money, except that each Fund may borrow from banks for temporary extraordinary or emergency purposes (but not for investment) in an amount up to 10% of the value of its total assets (calculated at the time of the borrowing). Each Fund may not make additional investments while it has any borrowings outstanding. This restriction shall not be deemed to prohibit each Fund from purchasing or selling securities on a when-issued or delayed-delivery basis, or entering into reverse repurchase agreements, lending portfolio securities, selling securities short, purchasing or selling financial futures contracts, writing covered put and call options on securities, stock indices, and foreign currencies, or entering into swaps and other forms of derivative transactions, in each case in accordance with such investment policies as the Board may adopt and provided that the Fund segregates assets on the records of its custodian to cover these positions. (The foregoing transactions, other than borrowing money, are not considered to involve the issuance of senior securities provided that cash and liquid securities segregated by a Fund are maintained in an amount at least equal to the Fund’s obligations in connection with those transactions in accordance with applicable interpretations of the Securities and Exchange Commission and its staff.)

6.              Underwrite the securities of other issuers, except to the extent that a Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities.

7.              Make loans of money or securities, except that a Fund may lend money through the purchase of permitted investments, including repurchase agreements, and may lend its portfolio securities in an amount not exceeding 33 1/3% of the value of the Fund’s total assets.

Notwithstanding any restrictions relating to entering into reverse repurchase agreements, selling securities short, purchasing or selling financial futures contracts, or writing covered put and call options on securities, stock indices, and foreign currencies, the Funds do not engage in these types of activities.

Each Fund has adopted the following additional investment restrictions, which are not fundamental and which the Board may change. Under these restrictions, a Fund may not:

1.              Invest in the securities of a company for the purpose of exercising management or control; however, this limitation shall not be deemed to prohibit the Fund from exercising voting rights with respect to its portfolio securities.

2.              Pledge, mortgage, hypothecate, or otherwise encumber its assets, except in an amount not to exceed 33 1/3% of the value of the Funds’ total assets to secure permitted borrowings and to implement collateral and similar arrangements incident to permitted investment practices.

3.              Purchase securities that are illiquid, including repurchase agreements maturing in more than seven days, if, as a result, more than 15% of the value of a Fund’s net assets would be so invested.

4.              Purchase securities of other investment companies, except to the extent permitted under the 1940 Act.

and the Great America Fund may not:

5.              Make any change in its policy to invest 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of U.S. companies under normal market conditions unless it provides its shareholders with at least 60 days prior written notice.

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Except with respect to borrowing, and as otherwise may be stated, all percentage limitations on the Funds’ investment practices set forth in this SAI and the Prospectus apply at the time of an investment or a transaction, and a subsequent change in percentage resulting from a change in value of the investment or the total value of the Funds’ assets will not constitute a violation of such restriction.

MANAGEMENT OF THE COMPANY

The business and affairs of the Company are managed under the oversight of the Company’s Board of Directors, subject to the laws of the State of Maryland and the Company’s Charter. The Directors are responsible for deciding matters of overall policy and overseeing the actions of the Company’s service providers. The officers of the Company conduct and supervise the Company’s daily business operations.

Directors who are not deemed to be “interested persons” of the Company (as defined in the 1940 Act) are referred to as “Independent Directors.” Directors who are deemed to be “interested persons” of the Company are referred to as “Interested Directors.” The Board is currently composed of six Independent Directors and one Interested Director. The Board has selected Arnold M. Reichman, an Independent Director, to act as Chairman. Mr. Reichman’s duties include presiding at meetings of the Board and interfacing with management to address significant issues that may arise between regularly scheduled Board and Committee meetings. In the performance of his duties, Mr. Reichman will consult with the other Independent Directors and the Company’s officers and legal counsel, as appropriate. The Chairman may perform other functions as requested by the Board from time to time.

The Board meets as often as necessary to discharge its responsibilities. Currently, the Board conducts regular, in-person meetings at least four times a year, and holds special in-person or telephonic meetings as necessary to address specific issues that require attention prior to the next regularly scheduled meeting. The Board also relies on professionals, such as the Company’s independent registered public accounting firms and legal counsel, to assist the Directors in performing their oversight responsibilities.

The Board has established eight standing committees — Audit, Contract, Executive, Investment Risk, Nominating and Governance, Regulatory Oversight, Strategic Oversight and Product Planning and Valuation Committees. The Board may establish other committees, or nominate one or more Directors to examine particular issues related to the Board’s oversight responsibilities, from time to time. Each Committee meets periodically to perform its delegated oversight functions and reports its findings and recommendations to the Board. For more information on the Committees, see the section “Standing Board Committees,” below.

The Board has determined that the Company’s leadership structure is appropriate because it allows the Board to effectively perform its oversight responsibilities.

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Directors and Executive Officers

The Directors and executive officers of the Company, their ages, business addresses and principal occupations during the past five years are set forth below.

Name, Address, and Age	Position(s) Held with Company	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director*	Other Directorships Held by Director in the Past 5 Years

INDEPENDENT DIRECTORS

Julian A. Brodsky 103 Bellevue Parkway Wilmington, DE 19809 Age: 83	Director	1988 to present	From 1969 to 2011, Director and Vice Chairman, Comcast Corporation (cable television and communications).	27	AMDOCS Limited (service provider to telecommunications companies).

J. Richard Carnall 103 Bellevue Parkway Wilmington, DE 19809 Age: 78	Director	2002 to present	Since 1984, Director of Haydon Bolts, Inc. (bolt manufacturer) and Parkway Real Estate Company (subsidiary of Haydon Bolts, Inc.); since 2004, Director of Cornerstone Bank.	27	None

Gregory P. Chandler 103 Bellevue Parkway Wilmington, DE 19809 Age: 50	Director	2012 to present	Since 2009, Chief Financial Officer, Emtec, Inc. (information technology consulting/services); from 2003-2009, Managing Director, head of Business Services and IT Services Practice, Janney Montgomery Scott LLC (investment banking/brokerage).	27	Emtec, Inc.; FS Investment Corporation (business development company); FS Energy and Power Fund (business development company).

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Name, Address, and Age	Position(s) Held with Company	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director*	Other Directorships Held by Director in the Past 5 Years

Nicholas A. Giordano 103 Bellevue Parkway Wilmington, DE 19809 Age: 73	Director	2006 to present	Since 1997, Consultant, financial services organizations.	27

Kalmar Pooled Investment Trust (registered investment company); Wilmington Funds (registered investment company); WT Mutual Fund (registered investment company) (until March 2012); Independence Blue Cross; Intricon Corp. (producer of medical devices).

Sam Lambroza 103 Bellevue Parkway Wilmington, DE 19809 Age: 62	Director	2016 to present	Since 2010, Managing Director, Chief Investment Officer and Board Member, Tinsel Group of Companies (asset management).	27	None

Arnold M. Reichman 103 Bellevue Parkway Wilmington, DE 19809 Age: 68	Chairman Director	2005 to present 1991 to present	Since 2006, Co-Founder and Chief Executive Officer, Lifebooker, LLC (online beauty and health appointment booking service).	27	Independent Trustee of EIP Investment Trust (registered investment company).

Robert A. Straniere 103 Bellevue Parkway Wilmington, DE 19809 Age: 75	Director	2006 to present	Since 2009, Administrative Law Judge, New York City; since 1980, Founding Partner, Straniere Law Group (law firm).	27	Reich and Tang Group (asset management).

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Name, Address, and Age	Position(s) Held with Company	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director*	Other Directorships Held by Director in the Past 5 Years

INTERESTED DIRECTOR(2)

Robert Sablowsky 103 Bellevue Parkway Wilmington, DE 19809 Age: 78	Vice Chairman Director	2016 to present 1991 to present	Since 2002, Senior Director — Investments and, prior thereto, Executive Vice President, of Oppenheimer & Co., Inc. (a registered broker-dealer).	27	None

OFFICERS

Salvatore Faia, JD, CPA, CFE Vigilant Compliance, LLC Gateway Corporate Center Suite 216 223 Wilmington West Chester Pike Chadds Ford, PA 19317 Age: 54	President Chief Compliance Officer	2009 to present 2004 to present	Since 2004, President, Vigilant Compliance, LLC (investment management services company); since 2005, Independent Trustee of EIP Investment Trust (registered investment company).	N/A	N/A

James G. Shaw 103 Bellevue Parkway Wilmington, DE 19809 Age: 56	Treasurer and Secretary	2016 to present	Since 2016, Treasurer and Secretary of The RBB Fund, Inc.; from 1995 — 2016, Senior Director and Vice President of BNY Mellon Investment Servicing (US) Inc. (financial services company).	N/A	N/A

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Name, Address, and Age	Position(s) Held with Company	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director*	Other Directorships Held by Director in the Past 5 Years

Robert Amweg Vigilant Compliance, LLC Gateway Corporate Center Suite 216 223 Wilmington West Chester Pike Chadds Ford, PA 19317 Age: 63	Assistant Treasurer	Since 2016

Since 2013, Compliance Director, Vigilant Compliance, LLC (investment management services company); since 2012, Consultant to the financial services industry; from 2007 to 2012, Chief Financial Officer and Chief Accounting Officer, Turner Investments, LP (registered investment company).

				N/A	N/A

Jesse Schmitting 103 Bellevue Parkway Wilmington, DE 19809 Age: 34	Assistant Treasurer	Since 2016	Assistant Vice President, U.S. Bancorp Fund Services, LLC (fund administrative services firm) (2008-present).	N/A	N/A

Edward Paz 103 Bellevue Parkway Wilmington, DE 19809 Age: 46	Assistant Secretary	Since 2016	Vice President and Counsel, U.S. Bancorp Fund Services, LLC (fund administrative services firm) (2007- present).	N/A	N/A

Michael P. Malloy One Logan Square Ste. 2000 Philadelphia, PA 19103 Age: 57	Assistant Secretary	1999 to present	Since 1993, Partner, Drinker Biddle & Reath LLP (law firm).	N/A	N/A

*                          Each Director oversees twenty-seven portfolios of the Company that are currently offered for sale.

(1)                  Subject to the Company’s Retirement Policy, each Director may continue to serve as a Director until the last day of the calendar year in which the applicable Director attains age 75 or until his successor is elected and qualified or his death, resignation or removal. The Board reserves the right to waive the requirements of the

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Policy with respect to an individual Director. The Board has approved waivers of the policy with respect to Messrs. Brodsky, Carnall, Sablowsky and Straniere. Each officer holds office at the pleasure of the Board of Directors until the next special meeting of the Company or until his or her successor is duly elected and qualified, or until he or she dies, resigns or is removed.

(2)                  Mr. Sablowsky is considered an “interested person” of the Company as that term is defined in the 1940 Act and is referred to as an “Interested Director.” Mr. Sablowsky is considered an “Interested Director” of the Company by virtue of his position as an employee of Oppenheimer & Co., Inc., a registered broker-dealer.

Director Experience, Qualifications, Attributes and/or Skills

The information above includes each Director’s principal occupations during the last five years. Each Director possesses extensive additional experience, skills and attributes relevant to his qualifications to serve as a Director. The cumulative background of each Director led to the conclusion that each Director should serve as a Director of the Company. Mr. Giordano has years of experience as a consultant to financial services organizations and also serves on the boards of other registered investment companies. Mr. Reichman brings decades of investment management experience to the Board, in addition to senior executive-level management experience. Mr. Straniere has been a practicing attorney for over 30 years and also serves on the boards of an asset management company and another registered investment company. Mr. Brodsky has over 40 years of senior executive level management experience in the cable television and communications industry. Mr. Sablowsky has demonstrated leadership and management abilities as evidenced by his senior executive-level positions in the financial services industry. Mr. Carnall has decades of senior executive-level management experience in the banking and financial services industry and also serves on the boards of various corporations and a bank. Mr. Chandler has demonstrated leadership and management abilities as evidenced by his senior executive level positions in the investment technology consulting/services and investment banking/brokerage industries, and also serves on various boards.  Mr. Lambroza has decades of experience and executive level leadership in the energy trading industry in addition to his experience in academia.

Standing Committees

The responsibilities of each Committee of the Board and its members are described below.

Audit Committee. The Board has an Audit Committee comprised of three Independent Directors. The current members of the Audit Committee are Messrs. Brodsky, Chandler and Giordano. The Audit Committee, among other things, reviews results of the annual audit and approves the firm(s) to serve as independent auditors. The Audit Committee convened four times during the fiscal year ended October 31, 2016.

Contract Committee. The Board has a Contract Committee comprised of the Interested Director and three Independent Directors. The current members of the Contract Committee are Messrs. Brodsky, Chandler, Sablowsky and Straniere. The Contract Committee reviews and makes recommendations to the Board regarding the approval and continuation of agreements and plans of the Company. The Contract Committee convened three times during the fiscal year ended October 31, 2016.

Executive Committee. The Board has an Executive Committee comprised of the Interested Director and three Independent Directors. The current members of the Executive Committee are Messrs. Chandler, Giordano, Reichman, and Sablowsky. The Executive Committee may generally carry on and manage the business of the Company when the Board of Directors is not in session. The Executive Committee did not meet during the fiscal year ended October 31, 2016.

Investment Risk Committee.  The Board has an Investment Risk Committee comprised of the Interested Director and two Independent Directors.  The current members of the Investment Risk Committee are Messrs. Lambroza, Reichman and Sablowsky.  The Investment Risk Committee ensures that the Company’s investment advisers have adopted investment risk management policies and procedures.  The Investment Risk Committee is newly formed and did not meet during the fiscal year ended October 31, 2016.

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Nominating and Governance Committee. The Board has a Nominating and Governance Committee comprised only of Independent Directors. The current members of the Nominating and Governance Committee are Messrs. Carnall, Giordano and Reichman. The Nominating and Governance Committee recommends to the Board all persons to be nominated as Directors of the Company. The Nominating and Governance Committee will consider nominees recommended by shareholders. Recommendations should be submitted to the Committee care of the Company’s Secretary. The Nominating and Governance Committee convened twice during the fiscal year ended October 31, 2016.

Regulatory Oversight Committee. The Board has a Regulatory Oversight Committee comprised of the Interested Director and four Independent Directors. The current members of the Regulatory Oversight Committee are Messrs. Carnall, Lambroza, Reichman, Sablowsky and Straniere. The Regulatory Oversight Committee monitors regulatory developments in the mutual fund industry and focuses on various regulatory aspects of the operation of the Company. The Regulatory Oversight Committee convened four times during the fiscal year ended October 31, 2016.

Strategic Oversight and Product Planning Committee (formerly, the Product Development Committee).  The Board has a Strategic Oversight and Product Planning Committee comprised of the Interested Director and three Independent Directors. The current members of the Strategic Oversight and Product Planning Committee are Messrs. Carnall, Chandler, Reichman and Sablowsky. The Strategic Oversight and Product Planning Committee assists the Board in its oversight and review of the Company’s Strategic plan and operations, including overseeing the process regarding the addition of new investment advisers and investment products to the Company. The Strategic Oversight and Product Planning Committee convened three times during the fiscal year ended October 31, 2016.

Valuation Committee. The Board has a Valuation Committee comprised of the Interested Director and three officers of the Company. The members of the Valuation Committee are Messrs. Amweg, Faia, Sablowsky, and Shaw. The Valuation Committee is responsible for reviewing fair value determinations. The Valuation Committee convened four times during the fiscal year ended October 31, 2016.

Risk Oversight

The Board performs its risk oversight function for the Company through a combination of (1) direct oversight by the Board as a whole and Board committees and (2) indirect oversight through the Company’s investment advisers and other service providers, Company officers and the Company’s Chief Compliance Officer. The Company is subject to a number of risks, including but not limited to investment risk, compliance risk, operational risk, reputational risk, credit risk and counterparty risk. Day-to-day risk management with respect to the Company is the responsibility of the Company’s investment advisers or other service providers (depending on the nature of the risk) that carry out the Company’s investment management and business affairs. Each of the investment advisers and the other service providers have their own independent interest in risk management and their policies and methods of risk management will depend on their functions and business models and may differ from the Company’s and each other’s in the setting of priorities, the resources available or the effectiveness of relevant controls.

The Board provides risk oversight by receiving and reviewing on a regular basis reports from the Company’s investment advisers or other service providers, receiving and approving compliance policies and procedures, periodic meetings with the Company’s portfolio managers to review investment policies, strategies and risks, and meeting regularly with the Company’s Chief Compliance Officer to discuss compliance reports, findings and issues. The Board also relies on the Company’s investment advisers and other service providers, with respect to the day-to-day activities of the Company, to create and maintain procedures and controls to minimize risk and the likelihood of adverse effects on the Company’s business and reputation.

Board oversight of risk management is also provided by various Board Committees. For example, the Audit Committee meets with the Company’s independent registered public accounting firms to ensure that the Company’s respective audit scopes include risk-based considerations as to the Company’s financial position and operations. The Board may, at any time and in its discretion, change the manner in which it conducts risk

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oversight. The Board’s oversight role does not make the Board a guarantor of the Company’s investments or activities.

Director Ownership of Shares of the Company

The following table sets forth the dollar range of equity securities beneficially owned by each Director in the Predecessor Funds and in all of the portfolios of the Company (which for each Director comprise all registered investment companies within the Company’s family of investment companies overseen by him), as of December 31, 2016.

Name of Director	Dollar Range of Equity Securities in the Predecessor Funds	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Director within the Family of Investment Companies
INDEPENDENT DIRECTORS

Julian A. Brodsky	None	Over $100,000
J. Richard Carnall	None	$10,001-$50,000
Gregory P. Chandler	None	$1-$10,000
Nicholas A. Giordano	None	$10,001-$50,000
Sam Lambroza	None	Over $100,000
Arnold M. Reichman	None	Over $100,000
Robert A. Straniere	None	$1-$10,000

INTERESTED DIRECTOR

Robert Sablowsky	None	Over $100,000

Directors’ and Officers’ Compensation

Effective January 1, 2017, the Company pays each Director a retainer at the rate of $100,000 annually, $5,000 for each regular meeting of the Board of Directors, $2,500 for each committee meeting attended in-person, and $2,000 for each committee meeting attended telephonically or special meeting of the Board attended in-person or telephonically. The Chairman of the Audit Committee and Chairman of the Regulatory Oversight Committee will each receive an additional fee of $15,000 for his services. The Chairman of the Contract Committee receives an additional fee of $10,000 per year for his services and the Chairman of the Nominating and Governance Committee receives an additional fee of $7,500 per year for his services. The Vice Chairman of the Board receives an additional fee of $25,000 per year for his services in this capacity and the Chairman of the Board receives an additional fee of $50,000 per year for his services in this capacity.

From January 1, 2016 until December 31, 2016, the Company paid each Director a retainer at the rate of $85,000 annually, $3,500 for each regular meeting of the Board, and $2,000 for each committee meeting or special meeting of the Board attended in-person or telephonically. The Chairman of the Audit Committee and Chairman of the Regulatory Oversight Committee each receive an additional fee of $10,000 for his services. The Chairman of the Nominating and Governance Committee and Chairman of the Contract Committee each receives an additional fee of $6,000 per year for his services.  The Chairman of the Board receives an additional fee of $25,000 per year for his services in this capacity.

Directors are reimbursed for any reasonable out-of-pocket expenses incurred in attending meetings of the Board or any committee thereof. Employees of Vigilant Compliance, LLC serve as President, Chief Compliance Officer and Assistant Treasurer of the Company.  Effective August 16, 2016, the Company hired a Treasurer and Secretary who is compensated for services provided. Vigilant Compliance, LLC is compensated for the services provided to the Company, and such compensation is determined by the Board. For the fiscal year ended October 31, 2016, Vigilant Compliance, LLC received $463,752 from the Company for services provided. For the fiscal

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year ended October 31, 2016, each of the following members of the Board of Directors and the Treasurer and Secretary received compensation from the Company in the following amounts:

Name of Director/Officer	Aggregate Compensation from the Funds*	Pension or Retirement Benefits Accrued	Estimated Annual Benefits Upon Retirement	Total Compensation From Fund Complex Paid to Directors or Officers

Independent Directors:
Julian A. Brodsky, Director	None	N/A	N/A	$106,250
J. Richard Carnall, Director	None	N/A	N/A	$108,250
Gregory P. Chandler, Director	None	N/A	N/A	$123,125
Nicholas A. Giordano, Director	None	N/A	N/A	$113,750
Sam Lambroza, Director**	None	N/A	N/A	$46,000
Arnold M. Reichman, Director and Chairman	None	N/A	N/A	$136,875
Robert A. Straniere, Director	None	N/A	N/A	$102,250
Interested Director:
Robert Sablowsky, Director	None	N/A	N/A	$126,625
Officer:
James G. Shaw, Treasurer and Secretary	None	N/A	N/A	$20,000

* The Funds had not commenced operations as of October 31, 2016.

** Mr. Lambroza joined the Board effective April 1, 2016.

Each compensated Director is entitled to participate in the Company’s deferred compensation plan (the “DC Plan”). Under the DC Plan, a compensated Director may elect to defer all or a portion of his compensation and have the deferred compensation treated as if it had been invested by the Company in shares of one or more of the portfolios of the Company. The amount paid to the Directors under the DC Plan will be determined based upon the performance of such investments.

As of December 31, 2016, the Independent Directors and their respective immediate family members (spouse or dependent children) did not own beneficially or of record any securities of the Adviser or distributor, or of any person directly or indirectly controlling, controlled by, or under common control with the Adviser or distributor.

CODE OF ETHICS

The Company and the Adviser have each adopted a code of ethics (“Code of Ethics”) pursuant to Rule 17j-1 under the 1940 Act, which governs personal securities trading by their respective personnel. Each Code of Ethics permits such individuals to purchase and sell securities, including securities that are purchased, sold, or held by the Funds, but only subject to certain conditions designed to ensure that purchases and sales by such individuals do not adversely affect the Funds’ investment activities.

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PRINCIPAL HOLDERS

Any person owning, directly or indirectly, more than 25% of the outstanding shares of a Fund is presumed to control the Fund.  Principal holders are persons who own 5% or more of the outstanding shares of a Fund.  As of February 3, 2017, the following individuals owned 5% or more of the Funds.

Independence Fund — Investor Class

Name	Address	Percentage of Ownership

Charles Schwab & Co Inc.	101 Montgomery Street	32.51%
	San Francisco CA 94104-4122

National Financial Services LLC	499 Washington Blvd FL 5	24.52%
	Jersey City, NJ 07310-2010

TD AmeriTrade Inc.	PO Box 2226	11.39%
	Omaha, NE 68103-2226

Independence Fund — Institutional Class

Name	Address	Percentage of Ownership

Motley Fool Asset Management LLC	2000 Duke Street Suite 175	5.10%
	Alexandria, VA 22314-6116

Great America Fund — Investor Class

Name	Address	Percentage of Ownership

Charles Schwab & Co Inc.	101 Montgomery Street	34.53%
	San Francisco CA 94104-4122

National Financial Services LLC	499 Washington Blvd FL 5	28.67%
	Jersey City, NJ 07310-2010

TD AmeriTrade Inc.	PO Box 2226	11.30%
	Omaha, NE 68103-2226

Great America Fund — Institutional Class

Name	Address	Percentage of Ownership

Motley Fool Asset Management LLC	2000 Duke Street Suite 175	11.84%
	Alexandria, VA 22314-6116

LPL Financial	4707 Executive Drive	9.37%
	San Diego, CA 92121

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Emerging Markets Fund — Investor Class

Name	Address	Percentage of Ownership

National Financial Services LLC	499 Washington Blvd FL 5	25.50%
	Jersey City, NJ 07310-2010

Charles Schwab & Co Inc.	101 Montgomery Street	24.37%
	San Francisco CA 94104-4122

TD AmeriTrade Inc.	PO Box 2226	12.68%
	Omaha, NE 68103-2226

Emerging Markets Fund — Institutional Class

Name	Address	Percentage of Ownership

Motley Fool Asset Management LLC	2000 Duke Street Suite 175	36.94%
	Alexandria, VA 22314-6116

National Financial Services LLC	499 Washington Blvd FL 5	14.19%
	Jersey City, NJ 07310-2010

William H. Mann III and	c/o Motley Fool Asset Management LLC	10.65%
Judy H. Mann	2000 Duke Street Suite 175
	Alexandria, VA 22314-6116

Larry F. Clark and Margie A. Clark	c/o Motley Fool Asset Management LLC	7.08%
	2000 Duke Street Suite 175
	Alexandria, VA 22314-6116

As of February 3, 2017, the Directors and officers of the Company as a group owned less than 1% of the outstanding shares of each of the Funds.

INVESTMENT ADVISORY AGREEMENT

The following information supplements and should be read in conjunction with the section in the Prospectus titled “MANAGEMENT OF THE COMPANY — Investment Adviser.”

The Adviser is a Delaware limited liability company with offices at 2000 Duke Street, Suite 175, Alexandria, VA 22314. The Adviser is a wholly owned subsidiary of The Motley Fool Holdings Inc. (“TMF Holdings”), a multimedia financial-services holding company that also owns The Motley Fool, LLC, which publishes investment information and analysis across a wide range of media, including investment newsletter services, websites, and books. TMF Holdings is controlled by David Gardner and Tom Gardner, along with other private shareholders.

The Adviser provides investment advisory services to the Funds pursuant to the terms of an Investment Advisory Agreement (the “Advisory Agreement”) dated December 21, 2016, between the Company and the Adviser. After the initial two year-term, the Advisory Agreement may be continued in effect from year to year with the approval of (1) the Board or (2) vote of a majority (as defined by the 1940 Act) of the outstanding voting securities of the Funds, provided that in either event the continuance must also be approved by a majority of the Independent Directors by vote cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement terminates automatically in the event of its assignment, as defined in the 1940 Act and the rules thereunder.

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The Adviser manages each Fund’s investments in accordance with the stated policies of the Funds, subject to the supervision of the Board. The Adviser is responsible for all investment decisions for the Funds and for placing orders for the purchase and sale of investments for each Fund’s portfolio. The Adviser also provides such additional administrative services as the Company may require beyond those furnished by the Administrator and furnishes, at its own expense, such office space, facilities, equipment, clerical help, and other personnel and services as may reasonably be necessary in connection with the operations of the Company. In addition, the Adviser pays the salaries of officers of the Company who are employees of the Adviser and any fees and expenses of Directors of the Company who are also officers, directors, or employees of the Adviser or who are officers or employees of any company affiliated with the Adviser and bears the cost of telephone service, heat, light, power, and other utilities associated with the services it provides.

Pursuant to the terms of the Advisory Agreement, in consideration of the services provided by the Adviser, each Fund pays the Adviser a fee that is computed and paid monthly at an annual rate of 0.85% of the Fund’s average daily net assets during the month. The table below shows the amounts paid to the Adviser or the amount that the Adviser reimbursed the Predecessor Funds during each of the last three fiscal years and the amounts that would have been paid by each Predecessor Fund to the Adviser had fee waivers and expense reimbursements not been in place during the past three fiscal years.

Fiscal Year Ended	Amount Fund Paid to (or Reimbursed by) Adviser	Amount Fund would have paid to Adviser had fee waivers and expense reimbursements not been in place
Predecessor Independence Fund
October 31, 2016	$3,063,980	$3,149,025
October 31, 2015	$3,563,295	$3,556,494
October 31, 2014	$3,484,787	$3,402,475

Predecessor Great America Fund
October 31, 2016	$1,799,760	$1,933,223
October 31, 2015	$2,068,756	$2,168,601
October 31, 2014	$1,736,012	$1,811,031

Predecessor Emerging Markets Fund
October 31, 2016	$(99,055)	$262,406
October 31, 2015	$(21,620)	$334,651
October 31, 2014	$89,518	$415,673

PORTFOLIO MANAGERS

The Adviser has established an investment committee (“Investment Committee”) composed of portfolio managers Bryan C. Hinmon, CFA, William S. Barker, CFA, Anthony L. Arsta, Nathan G. Weisshaar, CFA, David A. Meier, and Charles L. Travers Jr. Mr. Hinmon is the chair of the Investment Committee and is the person primarily responsible for all investment-related services provided to the Funds by the Adviser. The following table provides information regarding accounts managed by the portfolio managers as of October 31, 2016.

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	Total Accounts*		Accounts With Performance-Based Fees
Portfolio Manager; Other Accounts	Number	Assets (in Millions)	Number	Assets (in Millions)
Bryan C. Hinmon
Registered Investment Companies	3	$601.9	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

William S. Barker
Registered Investment Companies	3	$601.9	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

Anthony L. Arsta
Registered Investment Companies	3	$601.9	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

Nathan G. Weisshaar
Registered Investment Companies	3	$601.9	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

David A. Meier
Registered Investment Companies	3	$601.9	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

Charles L. Travers Jr.
Registered Investment Companies	3	$601.9	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

*Includes the Predecessor Funds.

Portfolio Manager Compensation

Each portfolio manager’s base salary is determined by the Adviser based on his level of responsibility at the Adviser. In determining the amount of the base salary, the Adviser considered compensation levels in the mutual fund industry and in the geographic area of the Adviser, as well as compensation levels generally at the Adviser and its affiliates.

Material Conflicts of Interest

Real, potential, or apparent conflicts of interest may arise when a portfolio manager has day-to-day portfolio management responsibilities with respect to more than one fund. The portfolio managers may manage or provide investment advisory services for other accounts with investment strategies similar to the Funds, including other pooled investment vehicles and separately managed accounts, and some of the Adviser’s personnel, including the members of its investment committee, provide advisory services on behalf of the Adviser’s affiliate, Motley Fool Wealth Management (“MFWM”), particularly for MFWM’s separately managed accounts. Fees earned by the

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Adviser may vary among these accounts, and the portfolio managers may personally invest in these accounts. Performance-based fees earned by the Adviser from managing other accounts could potentially exceed the fees earned by the Adviser from managing the Funds. These factors could create conflicts of interest because portfolio managers have potential incentives to favor certain accounts over others (including the Funds), with the result that other accounts could outperform the Funds.

A conflict may also exist if the portfolio managers identify a limited investment opportunity that may be appropriate for more than one account but the Funds are unable to take full advantage of that opportunity because of the need to allocate that opportunity among multiple accounts. In addition, the portfolio managers may execute transactions or make recommendations for another account that may adversely affect the value of securities held by the Funds. However, the Adviser believes that these risks are mitigated by the fact that accounts with like investment strategies managed or advised by the portfolio managers are generally managed in a similar fashion and that the Adviser has a policy that seeks to allocate opportunities on a fair and equitable basis.

The Adviser and the portfolio managers may carry on investment activities for their own accounts and for those of their families and other clients, including those of MFWM, in which the Funds have no interest and thus may have certain additional conflicts of interest. In addition, the Adviser or MFWM may act as the investment adviser to accounts pursuing a range of traditional and alternative investment strategies. As a consequence of managing multiple investment products with varying investment programs, securities may be purchased or sold for some accounts but not others, and securities that are being sold for some accounts may be purchased for others. Factors that could lead to differences in trading decisions for various investment strategies include, among others, in the case of conflicting positions: differing portfolio manager analyses, different investment horizons, implementation of a particular hedging strategy, and differing desired market exposures. When making allocations, portfolio managers may also consider a number of factors, such as cash flow situations, tax considerations, different investment horizons, and different investment strategies. All portfolio managers are aware that trades may not be made in one client account for the purpose of benefiting another client account. Investment decisions must be made only on the basis of the investment considerations relevant to the particular account for which a trade is being made.

The Adviser has adopted a Code of Ethics and Best Execution Guidelines, among other policies and procedures, that seek to ensure that clients’ accounts are not harmed by potential conflicts of interests. The Adviser also has procedures to assure that fair and appropriate allocation of investments purchased and sold is made among all clients, and MFWM and the Adviser have adopted procedures to assure that neither MFWM nor the Adviser (or their respective clients) can benefit from an informational or trading advantage over the other.

In addition, certain publishing affiliates of the Adviser (the “Publishing Affiliates”) publish opinions, and recommendations regarding the purchase and sale of securities, potentially including particular securities, industries, or market sectors in which a Fund has invested or that the Adviser is considering for purchase or sale by the Funds. These opinions and recommendations may be consistent with, or opposed to, the views of the Adviser, and they may adversely affect the prices of securities held by the Funds or the prices at which the Funds can purchase or sell particular securities. The Funds, the Adviser, and the Publishing Affiliates have adopted procedures designed to prevent the Publishing Affiliates’ personnel from obtaining or using nonpublic information about each Fund’s holdings or the Adviser’s strategy or actual or potential portfolio transactions and to prevent personnel of the Adviser from using information from the Publishing Affiliates and their publications before publication. These procedures include physical segregation of offices with controls on access, restrictions on electronic access to information, policies to maintain the confidentiality of information, and related training with respect to these policies. In addition, the procedures require monitoring by the chief compliance officer of the Adviser and the general counsel of the Publishing Affiliates through the review of transactions and publications, with the goal of identifying possible use of information by the Adviser or the Publishing Affiliates or their respective personnel in violation of applicable policies. Certain conflicts may nonetheless be deemed to exist to the extent that the Funds might benefit if a Publishing Affiliate recommends the purchase of a security held by the Funds or recommends the sale of a security being considered by the Funds for purchase, and to the extent that the price of a security on which a Publishing Affiliate has expressed an opinion could be affected by the Adviser’s purchase or sale of that security for the Funds. In this regard, members of the Investment Committee may consider analysis published by the Publishing Affiliates in making investment decisions for the Funds and other clients; however, they do not base their decisions solely on such analysis, and, as a matter of policy, decisions to purchase and sell securities for the Funds are made based on the Adviser’s best judgment, consistent with the best interests of the Funds.

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Ownership of Predecessor Fund Shares by the Portfolio Managers

As of October 31, 2016, the dollar range of equity securities of the Predecessor Independence Fund beneficially owned by each portfolio manager is as follows:

Name of	Dollar Range of Equity Securities Owned in the Fund
Portfolio Manager	None	$1 - $10,000	$10,001 - $50,000	$50,001 - $100,000	$100,001- $500,000	$500,001 - $1,000,000	Over $1,000,000
Bryan C. Hinmon		X
William S. Barker	X
Anthony L. Arsta				X
Nathan G. Weisshaar				X
David A. Meier	X
Charles L. Travers Jr.				X

As of October 31, 2016, the dollar range of equity securities of the Predecessor Great America Fund beneficially owned by each portfolio manager is as follows:

Name of	Dollar Range of Equity Securities Owned in the Fund
Portfolio Manager	None	$1 - $10,000	$10,001 - $50,000	$50,001 - $100,000	$100,001- $500,000	$500,001 - $1,000,000	Over $1,000,000
Bryan C. Hinmon		X
William S. Barker			X
Anthony L. Arsta			X
Nathan G. Weisshaar				X
David A. Meier	X
Charles L. Travers Jr.			X

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As of October 31, 2016, the dollar range of equity securities of the Predecessor Emerging Markets Fund beneficially owned by each portfolio manager is as follows:

Name of	Dollar Range of Equity Securities Owned in the Fund
Portfolio Manager	None	$1 - $10,000	$10,001 - $50,000	$50,001 - $100,000	$100,001- $500,000	$500,001 - $1,000,000	Over $1,000,000
Bryan C. Hinmon			X
William S. Barker			X
Anthony L. Arsta				X
Nathan G. Weisshaar			X
David A. Meier	X
Charles L. Travers Jr.	X

UNDERWRITER

Foreside is the underwriter of the shares of the Funds and is located at 899 Cassatt Road, 400 Berwyn Park, Suite 110, Berwyn, PA 19312. The Underwriter is a registered broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

Under an Underwriting Agreement with the Company, the Underwriter acts as the agent of the Company in connection with the continuous offering of shares of the Funds. The Underwriter continually distributes shares of the Funds on a best efforts basis. The Underwriter has no obligation to sell any specific quantity of Fund shares. The Underwriter and its officers have no role in determining the investment policies or which securities are to be purchased or sold by the Company.

The Underwriter may enter into agreements with selected broker-dealers, banks or other financial intermediaries for distribution of shares of the Funds. With respect to certain financial intermediaries and related fund “supermarket” platform arrangements, the Funds and/or the Adviser, rather than the Underwriter, typically enter into such agreements.  These financial intermediaries may charge a fee for their services and may receive shareholder service or other fees from parties other than the Underwriter. These financial intermediaries may otherwise act as processing agents and are responsible for promptly transmitting purchase, redemption and other requests to the Fund.

Investors who purchase shares through financial intermediaries will be subject to the procedures of those intermediaries through which they purchase shares, which may include charges, investment minimums, cutoff times and other restrictions in addition to, or different from, those listed herein. Information concerning any charges or services will be provided to customers by the financial intermediary through which they purchase shares. Investors purchasing shares of the Fund through financial intermediaries should acquaint themselves with their financial intermediary’s procedures and should read the Prospectus in conjunction with any materials and information provided by their financial intermediary. The financial intermediary, and not its customers, will be the shareholder of record, although customers may have the right to vote shares depending upon their arrangement with the intermediary. The Underwriter does not receive compensation from the Fund for its distribution services except the distribution/service fees with respect to the shares of those classes for which a Rule 12b-1 plan is effective, as applicable. The Adviser pays the Underwriter a fee for certain distribution-related services.

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The Underwriting Agreement has an initial term of up to two years and will continue in effect only if such continuance is specifically approved at least annually by the Board or by vote of a majority of the Fund’s outstanding voting securities in accordance with the 1940 Act. The Underwriting Agreement is terminable without penalty by the Company on behalf of the Funds on no less than 60 days’ written notice when authorized either by a vote of a majority of the outstanding voting securities of the Fund or by vote of a majority of the members of the Board who are not “interested persons” (as defined in the 1940 Act) of the Company and have no direct or indirect financial interest in the operation of the Underwriting Agreement, or by the Underwriter, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act). The Underwriting Agreement provides that the Underwriter shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Company in connection with the performance of the Underwriter’s obligations and duties under the Underwriting Agreement, except a loss resulting from the Underwriter’s willful misfeasance, bad faith or gross negligence in the performance of such duties and obligations, or by reason of its reckless disregard thereof.

HOW TO REDEEM SHARES

The following information supplements and should be read in conjunction with the section in the Prospectus titled “HOW TO REDEEM SHARES.”

Redemption Fees

A redemption fee of 2.00% of the then-current value of the shares redeemed is imposed on redemptions of shares made within 90 days of purchase (i.e., the redemption is effective on or before the 90th day following the date of purchase), subject to certain exceptions. The redemption fee is paid directly to the Funds and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading of Fund shares. The fee does not apply to (i) accounts such as asset allocation programs that offer automatic rebalancing, wrap fee accounts, or similar types of accounts or programs, at the discretion of the Funds, (ii) the redemption of shares that were purchased by reinvesting dividends or other Fund distributions, (iii) redemptions for which the shareholder or the shareholder’s agent notifies the Funds’ transfer agent, BNY Mellon Investment Servicing (US) Inc. (the “Transfer Agent”), that the redemption is being made to make required distributions from an Individual Retirement Account (or other tax-deferred retirement account), or (iv) redemptions following the death or disability of a record shareholder. For purposes of determining whether the redemption fee applies, the shares that were held the longest will be redeemed first. The Funds may modify their redemption fee policy and waivers at any time.

Wire Redemption Privilege

By using this privilege, the investor authorizes the Transfer Agent to act on wire or telephone redemption instructions from any person representing himself or herself to be the investor and reasonably believed by the Transfer Agent to be genuine. Ordinarily, the Company will initiate payment for shares redeemed pursuant to this privilege on the next business day after the Transfer Agent receives the redemption request in proper form. Redemption proceeds ($1,000 minimum) will be transferred by Federal Reserve wire only to the commercial bank account specified by the investor on the Account Application, or to a correspondent bank if the investor’s bank is not a member of the Federal Reserve System. Fees ordinarily are imposed by such bank and usually are borne by the investor. Immediate notification by the correspondent bank to the investor’s bank may be necessary to avoid a delay in crediting the funds to the investor’s bank account.

To change the commercial bank or account designated to receive redemption proceeds, a written request must be sent to the Transfer Agent. Each shareholder must sign this request, with each signature guaranteed as described in the Prospectus under “HOW TO REDEEM SHARES.”

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Suspension of Redemptions

The right of redemption may be suspended or the date of payment postponed (1) during any period when the New York Stock Exchange, Inc. (the “NYSE”), is closed (other than customary weekend and holiday closings); (2) when trading in the markets a Fund ordinarily uses is restricted, or when an emergency exists as determined by the SEC such that disposal of a Fund’s investments or determination of its NAV is not reasonably practicable; or (3) for such other periods as the SEC by order may permit to protect the Fund’s shareholders.

PORTFOLIO HOLDINGS INFORMATION

The Company has adopted, on behalf of the Funds, a written policy relating to disclosure of its portfolio holdings governing the circumstances under which disclosure may be made to shareholders and third parties of information regarding the portfolio investments the Funds hold. Disclosure of the Funds’ complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter (in the Annual Report and Semi-annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q). These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov. Except for these reports, or as otherwise specifically permitted by the Company’s policy, information regarding the Funds’ portfolio holdings may not be provided to any person.

Information regarding the Funds’ portfolio securities, and other information regarding the investment activities of the Funds, may be disclosed to rating and ranking organizations for use in connection with their rating or ranking of the Funds, but only if such disclosure has been approved by the Chief Compliance Officer of the Company (the “CCO”). In connection with any such arrangement, the recipient of the information must agree to maintain the confidentiality of the information and to use the information only to facilitate its rating or ranking of the Funds. The Funds’ policy does not prohibit (1) disclosure of information to the Funds’ investment adviser or to other service providers to the Company (including its administrator, distributor, custodian, legal counsel, and auditors) or to brokers and dealers through which portfolio securities are purchased and sold (but only with respect to information relating to the particular securities being purchased or sold), or (2) disclosure that is made on the same basis to all shareholders of the Funds regarding holdings of, or transactions in, portfolio securities. The CCO is authorized to approve other arrangements under which information relating to portfolio securities held by, or purchased or sold by, the Funds is disclosed to shareholders or third parties, subject to a requirement that the CCO concludes (based upon various factors) that the arrangement is reasonably necessary to aid in conducting the ongoing business of the Company and the Funds and is unlikely to affect adversely the Company or the Funds. Any such arrangements approved by the CCO are required to be reported to the Board. The Company believes that the standards applicable to approval of these arrangements should help assure that any disclosure of information is in the best interests of the Funds and their shareholders and that disclosure is not made under circumstances in which the Adviser or an affiliated person of the Company stands to benefit to the detriment of the Funds.

The Company’s CCO is responsible for monitoring the use and disclosure of information relating to the Funds’ portfolio securities and is also responsible to report to the Board at least annually regarding the effectiveness of the Company’s compliance program, including its policy governing the disclosure of portfolio holdings and any material violations of that policy. Under the Company’s policy, the Adviser, the Company, and their respective affiliated persons are prohibited from receiving any direct or indirect compensation in consideration of information relating to each Fund’s portfolio securities held, purchased, or sold by the Funds.

Consistent with the Company’s policy, information relating to the Funds’ portfolio securities is provided to certain persons as described in the following table. Such persons are subject to an obligation not to trade on such information. There are no other arrangements in effect involving the disclosure of information regarding the Funds’ portfolio holdings.

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TYPE OF SERVICE PROVIDER	TYPICAL FREQUENCY OF ACCESS TO PORTFOLIO INFORMATION	RESTRICTIONS
Adviser	Daily	Ethical
Administrator	Daily	Contractual and ethical
Underwriter	Daily	Contractual and ethical
Custodian	Daily	Contractual and ethical
Auditor	During annual audit	Ethical
Legal Counsel	Regulatory filings, board meetings, and if a legal issue regarding the portfolio requires counsel’s review	Ethical
Printers	Quarterly—filing and printing of portfolio holdings schedules and semi-annual and annual reports	No formal restrictions in place. However, printer would not receive portfolio information until at least 30 days old.
Broker-Dealers Through Which the Fund Purchases and Sells Portfolio Securities	Daily access to the relevant purchase and/or sale—no broker/dealer has access to the Fund’s entire portfolio	Contractual and ethical

DETERMINATION OF NET ASSET VALUE

The following information supplements and should be read in conjunction with the sections in the Funds’ Prospectus titled “HOW TO BUY SHARES” and “HOW TO REDEEM SHARES.”

NAV is determined as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time) each day the NYSE is open, except that no computation need be made on a day on which no orders to purchase or redeem shares have been received. The NYSE currently observes the following holidays: New Year’s Day, Martin Luther King Jr. Day (third Monday in January), Presidents Day (third Monday in February), Good Friday (Friday before Easter), Memorial Day (last Monday in May), Independence Day, Labor Day (first Monday in September), Thanksgiving Day (fourth Thursday in November), and Christmas Day.

NAV per share is computed by dividing the value of each Fund’s net assets (i.e., the value of its assets less its liabilities) by the total number of each Fund’s shares outstanding. In computing NAV, securities are valued at market value as of the close of trading on each business day when the NYSE is open. Securities, other than stock options, listed on the NYSE or other exchanges are valued on the basis of the last reported sale price on the exchange on which they are primarily traded. However, if the last sale price on the NYSE is different from the last sale price on any other exchange, the NYSE price will be used. If there are no sales on that day, then the securities are valued at the bid price on the NYSE or other primary exchange for that day. Securities traded in the OTC market are valued on the basis of the last sales price as reported by NASDAQ®. If there are no sales on that day, then the securities are valued at the mean between the closing bid and asked prices as reported by NASDAQ®. Stock options and stock index options traded on national securities exchanges or on NASDAQ® are valued at the mean between the latest bid and asked prices for such options. Securities for which market quotations are not readily available and other assets are valued at fair value as determined pursuant to procedures adopted in good faith by the Board. Debt securities that mature in less than 60 days are valued at amortized cost (unless the Board determines that this method does not represent fair value), if their original maturity was 60 days or less or by amortizing the value as of the 61st day before maturity, if their original term to maturity exceeded 60 days. A pricing service may be used to determine the fair value of securities held by the Funds. Any such service might value the investments based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers; and general market conditions. The service may also employ electronic data-processing techniques, a matrix system, or both to determine valuation. The Board will review and monitor the methods such services use to assure itself that securities are valued at their fair values.

The values of securities held by the Funds and other assets used in computing NAV are determined as of the time at which trading in such securities is completed each day. That time, in the case of foreign securities, generally occurs at various times before the close of the NYSE. Trading in securities listed on foreign securities

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exchanges will be valued at the last sale or, if no sales are reported, at the bid price as of the close of the exchange, subject to possible adjustment as described in the Prospectus. Foreign currency exchange rates are also generally determined before the close of the NYSE. On occasion, the values of such securities and exchange rates may be affected by events occurring between the time as of which determinations of such values or exchange rates are made and the close of the NYSE. When such events materially affect the value of securities held by the Funds or their liabilities, such securities and liabilities will be valued at fair value in accordance with procedures adopted in good faith by the Board. The values of any assets and liabilities initially expressed in foreign currencies will be converted to U.S. dollars based on exchange rates supplied by a quotation service.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

The following information supplements and should be read in conjunction with the section in the Funds’ Prospectus titled “DIVIDENDS, DISTRIBUTIONS, AND TAXES.” In addition, the following is only a summary of certain U.S. federal income tax considerations that generally affect the Funds and their shareholders. No attempt is made to present a comprehensive explanation of the tax treatment of a Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.  Shareholders are urged to consult their tax advisors with specific reference to their own tax situations, including their state, local, and foreign tax liabilities.

It is the policy of the Company each fiscal year to distribute substantially all of each Fund’s net investment income (i.e., generally, the income that it earns from dividends and interest on its investments, and any short-term capital gains, net of Fund expenses) and net capital gains (i.e., the excess of the Fund’s net long-term capital gains over its net short-term capital losses), if any, to its shareholders. Unless requested otherwise by a shareholder, dividends and other distributions will be automatically reinvested in additional shares of the Funds at the NAV per share in effect on the day after the record date.

Taxes - General

The discussions of the federal tax consequences in the Prospectus and this SAI are based on the Internal Revenue Code (the “Code”) and the regulations issued under it, and court decisions and administrative interpretations, as in effect on the date of this SAI. Future legislative or administrative changes or court decisions may significantly alter the statements included herein, and any such changes or decisions may be retroactive.  Each Fund qualified during its last taxable year and intends to continue to qualify as a regulated investment company under Subchapter M of Subtitle A, Chapter 1, of the Code. As such, each Fund generally is exempt from federal income tax on its net investment income and realized capital gains that it distributes to shareholders. To qualify for treatment as a regulated investment company, each Fund must meet three important tests each year.

First, each Fund must derive with respect to each taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities, or currencies, or net income derived from interests in qualified publicly traded partnerships.

Second, generally, at the close of each quarter of its taxable year, at least 50% of the value of each Fund’s assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of its total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of each Fund’s total assets may be invested in the securities of (1) any one issuer (other than U.S. government securities and securities of other regulated investment companies), (2) two or more issuers that the Fund controls and that are engaged in the same or similar trades or businesses, or (3) one or more qualified publicly traded partnerships.

Third, each Fund must distribute an amount equal to at least the sum of 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss) before taking into account any deduction for dividends paid, and 90% of its tax-exempt income, if any, for the year.

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Each Fund intends to comply with these requirements. If a Fund were to fail to make sufficient distributions, it could be liable for corporate income tax and for excise tax in respect of the shortfall or, if the shortfall is large enough, the Fund could be disqualified as a regulated investment company. If for any taxable year a Fund were not to qualify as a regulated investment company, all its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In that event, taxable shareholders would recognize dividend income on distributions to the extent of the Fund’s current and accumulated earnings and profits, and corporate shareholders could be eligible for the dividends-received deduction.

The Code imposes a nondeductible 4% excise tax on regulated investment companies that fail to distribute each year an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). Each Fund intends to make sufficient distributions or deemed distributions each year to avoid liability for this excise tax.

Loss Carryforwards

For federal income tax purposes, each Fund is generally permitted to carry forward a net capital loss in any year to offset its own capital gains, if any, during subsequent years.  As of October 31, 2016, the Great America Fund and Emerging Markets Fund had short-term capital loss carry-forwards of $3,132,797 and $391,213, respectively.  The capital losses can be carried forward for an unlimited period.

State and Local Taxes

Although each Fund expects to qualify as a regulated investment company and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, a Fund may be subject to the tax laws of such states or localities.

Taxation of Certain Investments

The tax principles applicable to transactions in financial instruments, such as futures contracts and options, that may be engaged in by a Fund, and investments in passive foreign investment companies (“PFICs”), are complex and, in some cases, uncertain. Such transactions and investments may cause a Fund to recognize taxable income prior to the receipt of cash, thereby requiring the Fund to liquidate other positions, or to borrow money, so as to make sufficient distributions to shareholders to avoid corporate-level tax. Moreover, some or all of the taxable income recognized may be ordinary income or short-term capital gain, so that the distributions may be taxable to shareholders as ordinary income.

In addition, in the case of any shares of a PFIC in which a Fund invests, the Fund may be liable for corporate-level tax on any ultimate gain or distributions on the shares if the Fund fails to make an election to recognize income annually during the period of its ownership of the shares.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to the general supervision of the Board, the Adviser is responsible for decisions to buy and sell securities for the Funds, the selection of brokers and dealers to effect the transactions, and the negotiation of brokerage commissions, if any. Purchases and sales of securities on a stock exchange are effected through brokers who charge a commission for their services. In the OTC market, securities are generally traded on a “net” basis, with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price, which includes an amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount. Certain money market instruments may be purchased directly from an issuer, in which case no commission or discounts are paid. The Funds anticipate that their transactions involving foreign securities will be effected through ADRs and on principal stock exchanges for such securities. Fixed commissions on foreign stock-exchange transactions are generally higher than are negotiated commissions on domestic transactions. There is also generally less government supervision and regulation of foreign stock exchanges and brokers than in the U.S.

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The Adviser may serve as an investment adviser to other clients, including private investment companies, and the Adviser may in the future act as an investment adviser to other registered investment companies. It is the practice of the Adviser to cause purchase and sale transactions to be allocated among the Funds and others whose assets are managed by the Adviser in such manner as it deems equitable. In making such allocations, the main factors considered are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the opinions of the persons responsible for managing the Funds and the other client accounts. This procedure may, under certain circumstances, have an adverse effect on the Funds.

The policy of the Company regarding purchases and sales of securities for the Funds is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Company’s policy is to pay commissions that are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. The Adviser believes that a requirement always to seek the lowest commission cost could impede effective management and preclude the Adviser from obtaining high-quality brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Adviser relies on its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction.

In seeking to implement the Company’s policies, the Adviser, through a brokerage or an outsourced trading desk, conducts trades on behalf of the Company and effects transactions with brokers and dealers that it believes provide the most favorable prices and are capable of providing efficient executions. The Adviser may place portfolio transactions with a broker or dealer that furnishes research and other services to the Adviser and may pay higher commissions to brokers in recognition of research provided (or direct the payment of commissions to such brokers). Such services may include, but are not limited to, any one or more of the following: (1) information as to the availability of securities for purchase or sale, (2) statistical or factual information or opinions pertaining to investments, (3) wire services, (4) and appraisals or evaluations of portfolio securities. The information and services received by the Adviser from brokers and dealers may be of benefit in the management of accounts of other clients and may not in all cases benefit the Company directly. While such services are useful and important in supplementing its own research and facilities, the Adviser believes the value of such services is not determinable and does not significantly reduce its expenses.

For the fiscal years ended October 31, 2016, October 31, 2015 and October 31, 2014, the Predecessor Independence Fund paid brokerage commissions of $135,497, $137,089 and $174,953, respectively.  For the fiscal years ended October 31, 2016, October 31, 2015 and October 31, 2014, the Predecessor Great America Fund paid brokerage commission of $80,109, $35,265 and $27,154, respectively. For the fiscal years ended October 31, 2016, October 31, 2015 and October 31, 2014, the Predecessor Emerging Markets Fund paid brokerage commission of $55,804, $23,712 and $49,494, respectively.

Directed Brokerage

During the fiscal years ended October 31, 2016, October 31, 2015 and October 31, 2014, the Predecessor Independence Fund directed a portion of its brokerage transactions to brokers for research services provided.  The table below shows the amount of brokerage transactions directed for such services and related commissions paid by the Predecessor Independence Fund during those periods.

	Amount of Brokerage Transactions	Brokerage Commissions Paid
2016	$31,167,075	$21,573
2015	$6,972,002	$25,504
2014	$22,149,772	$55,220

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During the fiscal years ended October 31, 2016, October 31, 2015 and October 31, 2014, the Predecessor Great America Fund directed a portion of its brokerage transactions to brokers for research services provided.  The table below shows the amount of brokerage transactions directed for such services and related commissions paid by the Predecessor Great America Fund during those periods.

	Amount of Brokerage Transactions	Brokerage Commissions Paid
2016	$27,222,611	$17,618
2015	$0	$0
2014	$253,693	$200

During the fiscal years ended October 31, 2016, October 31, 2015 and October 31, 2014, the Predecessor Emerging Markets Fund directed a portion of its brokerage transactions to brokers for research services provided.  The table below shows the amount of brokerage transactions directed for such services and related commissions paid by the Predecessor Emerging Markets Fund during those periods.

	Amount of Brokerage Transactions	Brokerage Commissions Paid
2016	$1,741,141	$2,757
2015	$413,917	$1,081
2014	$3,104,261	$8,655

PROXY VOTING PROCEDURES

The Funds have delegated authority to vote proxies to the Adviser, subject to the supervision of the Board. The Adviser’s proxy voting policies are summarized below.

Policies of the Funds’ Adviser

It is the Adviser’s policy to vote all proxies the Funds receive in a manner that serves the Funds’ best interests. Upon receiving each proxy, the Adviser will review the issues presented and make a decision to vote for, vote against, or abstain on each of the issues presented in accordance with the proxy voting guidelines that it has adopted. The Adviser will consider information from a variety of sources in evaluating the matters to be voted on and in determining how to vote. Factors the Adviser considers in making such determinations include the impact on the value of securities, the anticipated costs and benefits associated with the proposal, the effect on liquidity of the Funds’ investment, and customary industry and business practices. The Adviser generally supports policies, plans, and structures that it believes gives quality management teams appropriate latitude to run the business in a way that is likely to maximize value for owners. Conversely, the Adviser generally opposes proposals that clearly have the effect of restricting the ability of shareholders to realize the full potential value of their investment.

Conflicts of Interest

The Adviser’s duty is to vote in the best interests of the Funds’ shareholders. Therefore, in situations in which there is a conflict of interest between the interests of the Adviser, the Underwriter, or any affiliated person and the interests of the Funds’ shareholders, the Adviser will take one of the following steps to resolve the conflict:

A.     If a proposal is addressed by the specific policies adopted by the Adviser, it will vote in accordance with those policies.

B.     If the Adviser believes it is in the best interest of the Funds to depart from the specific policies provided, the Adviser will be subject to the requirements of C or D below, as applicable.

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C.     If the proxy proposal (1) is not addressed by the specific policies or (2) requires a case-by-case determination by the Adviser, the Adviser may vote such proxy as it determines to be in the best interest of the Funds, without taking any action described in D below (except to the extent that E below applies), provided that such vote would be against the Adviser’s own interest in the matter (i.e., against the perceived or actual conflict). The Adviser will memorialize the rationale of such votes in writing.

D.     If the proxy proposal (1) is not addressed by the specific policies or (2) requires a case-by-case determination by the Adviser, and the Adviser believes it should vote in a way that may also benefit, or be perceived to benefit, its own interest, then the Adviser must take one of the following actions in voting such proxy: (a) delegate the voting decision for such proxy proposal to an independent third party, or (b) delegate the voting decision to any “independent” Director of the Funds, as applicable.

E.      If the proxy proposal involves a security of a company of which a person associated with the Adviser, a Fund it advises, or their affiliates is a member of the board of directors, and the proxy proposal is (1) not addressed by the specific policies or (2) requires a case-by-case determination by the Adviser, then the Adviser shall abstain from voting that proxy.

More Information

Each year, the Funds will make available the actual voting records relating to portfolio securities held by the Funds during the 12-month period ending June 30 on www.foolfunds.com without charge, upon request by calling 1-888-863-8803, or by accessing the SEC’s website at www.sec.gov. In addition, a copy of the Adviser’s proxy-voting policies and procedures is available by calling 1-888-863-8803 and will be sent within three business days of receipt of a request.

PAYMENTS TO FINANCIAL INTERMEDIARIES

The Adviser and/or its affiliates, at their discretion, may make payments from their own resources and not from Fund assets to affiliated or unaffiliated brokers, dealers, banks (including bank trust departments), trust companies, registered investment advisers, financial planners, retirement plan administrators, insurance companies, and any other institution having a service, administration, or any similar arrangement with the Fund, its service providers or their respective affiliates, as incentives to help market and promote the Fund and/or in recognition of their distribution, marketing, administrative services, and/or processing support.

These additional payments may be made to financial intermediaries that sell Fund shares or provide services to the Fund, the Distributor or shareholders of the Fund through the financial intermediary’s retail distribution channel and/or fund supermarkets.  Payments may also be made through the financial intermediary’s retirement, qualified tuition, fee-based advisory, wrap fee bank trust, or insurance (e.g., individual or group annuity) programs. These payments may include, but are not limited to, placing the Fund in a financial intermediary’s retail distribution channel or on a preferred or recommended fund list; providing business or shareholder financial planning assistance; educating financial intermediary personnel about the Fund; providing access to sales and management representatives of the financial intermediary; promoting sales of Fund shares; providing marketing and educational support; maintaining share balances and/or for sub-accounting, administrative or shareholder transaction processing services. A financial intermediary may perform the services itself or may arrange with a third party to perform the services.

The Adviser and/or its affiliates may also make payments from their own resources to financial intermediaries for costs associated with the purchase of products or services used in connection with sales and marketing, participation in and/or presentation at conferences or seminars, sales or training programs, client and investor entertainment and other sponsored events.  The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law.

Revenue sharing payments may be negotiated based on a variety of factors, including the level of sales, the amount of Fund assets attributable to investments in the Fund by financial intermediaries’ customers, a flat fee or

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other measures as determined from time to time by the Adviser and/or its affiliates.  A significant purpose of these payments is to increase the sales of Fund shares, which in turn may benefit the Adviser through increased fees as Fund assets grow.

ADDITIONAL INFORMATION CONCERNING COMPANY SHARES

The Company has authorized capital of 100 billion shares of common stock at a par value of $0.001 per share. Currently, approximately 84.023 billion shares have been classified into 169 classes, however, the Company only has approximately 41 active share classes that have begun investment operations. Under the Company’s charter, the Board of Directors has the power to classify and reclassify any unissued shares of common stock from time to time.

Each share that represents an interest in the Fund has an equal proportionate interest in the assets belonging to the Fund with each other share that represents an interest in the Fund, even where a share has a different class designation than another share representing an interest in the Fund. Shares of the Company do not have preemptive or conversion rights. When issued for payment as described in the Prospectus, shares of the Company will be fully paid and non-assessable.

The Company does not currently intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. The Company’s amended By-Laws provide that shareholders owning at least ten percent of the outstanding shares of all classes of Common Stock of the Company have the right to call for a meeting of shareholders to consider the removal of one or more directors. To the extent required by law, the Company will assist in shareholder communication in such matters.

Holders of shares of each class of the Company will vote in the aggregate on all matters, except where otherwise required by law. Further, shareholders of the Company will vote in the aggregate and not by portfolio except as otherwise required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a particular portfolio or class of shares. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted by the provisions of such Act or applicable state law, or otherwise, to the holders of the outstanding voting securities of an investment company such as the Company shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding voting securities of each portfolio affected by the matter. Rule 18f-2 further provides that a portfolio shall be deemed to be affected by a matter unless it is clear that the interests of each portfolio in the matter are identical or that the matter does not affect any interest of the portfolio. Under Rule 18f-2 the approval of an investment advisory agreement or distribution agreement or any change in a fundamental investment objective or fundamental investment policy would be effectively acted upon with respect to a portfolio only if approved by the holders of a majority of the outstanding voting securities of such portfolio. However, the Rule 18f-2 also provides that the ratification of the selection of independent public accountants and the election of directors are not subject to the separate voting requirements and may be effectively acted upon by shareholders of an investment company voting without regard to a portfolio. Shareholders of the Company are entitled to one vote for each full share held (irrespective of class or portfolio) and fractional votes for fractional shares held. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate shares of common stock of the Company may elect all of the Directors.

Notwithstanding any provision of Maryland law requiring a greater vote of shares of the Company’s common stock (or of any class voting as a class) in connection with any corporate action, unless otherwise provided by law (for example by Rule 18f-2 discussed above), or by the Company’s Articles of Incorporation and By-Laws, the Company may take or authorize such action upon the favorable vote of the holders of more than 50% of all of the outstanding shares of Common Stock voting without regard to class (or portfolio).

GENERAL INFORMATION

The following information supplements and should be read in conjunction with the section in the Prospectus titled “GENERAL INFORMATION.”

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Anti-Money Laundering Program

The Funds have established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”). To ensure compliance with this law, the Funds’ Program provides for the development of internal practices, procedures, and controls, designation of anti-money laundering compliance officers, an ongoing training program, and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that certain of its service providers have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity, and conducting a complete and thorough review of all new account applications. The Funds will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

Independent Registered Public Accounting Firm

Tait, Weller & Baker LLP, located at 1818 Market Street, Suite 2400, Philadelphia, PA 19103, is the independent registered public accounting firm of the Funds. The independent registered public accounting firm is responsible for conducting the annual audit of the Funds’ financial statements. The selection of the independent registered public accounting firm is approved annually by the Board.

Transfer Agent

BNY Mellon Investment Servicing (US) Inc. serves as the Funds’ transfer agent and dividend disbursing agent. Shareholders of the Funds may contact the Transfer Agent with any questions regarding their transactions in shares of the Funds and account balances.

Custodian

The Bank of New York Mellon, One Wall Street, New York, NY 10286, serves as custodian of the Funds’ assets and is responsible for maintaining custody of the Funds’ cash and investments and retaining sub-custodians, including in connection with the custody of foreign securities. Cash held by the custodian, the amount of which may at times be substantial, is insured by the Federal Deposit Insurance Corporation up to the amount of available insurance coverage limits.

Administrator

The Funds have retained BNY Mellon Investment Servicing (US) Inc. (the “Administrator”), 301 Bellevue Parkway, Wilmington, DE 19809, to provide various administrative and accounting services necessary for the operations of the Funds. Services provided by the Administrator include facilitating general Fund management; monitoring Fund compliance with federal and state regulations; supervising the maintenance of the Funds’ general ledger, the preparation of the Funds’ financial statements, the determination of NAV, and the payment of dividends and other distributions to shareholders; and preparing specified financial, tax, and other reports. The Funds pay the Administrator an annual fee calculated based on each Fund’s average net assets. The fee is paid monthly. The Funds also reimburse the Administrator for certain out-of-pocket expenses.

Asset Levels and Breakpoints in Applicable Fees
$0-250,000,000	$250,000,001- 500,000,000	$500,000,001- 750,000,000	$750,000,001- 1,000,000,000	$1,000,000,001+
0.07%	0.06%	0.05%	0.04%	0.03%

For the fiscal years ended October 31, 2016, October 31, 2015 and October, 31, 2014, the Administrator received $645,075, $725,982 and $594,806, respectively, for services provided to the Predecessor Funds.

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Legal Counsel

Drinker Biddle & Reath LLP, One Logan Square, Philadelphia, PA 19103, serves as counsel to the Company.

Registration Statement

This SAI and the Prospectus do not contain all of the information set forth in the Registration Statement the Company has filed with the SEC. The complete Registration Statement may be obtained from the SEC upon payment of the fee prescribed by SEC rules and regulations. A text-only version of the Registration Statement is available on the SEC’s website, www.sec.gov.

FINANCIAL STATEMENTS

The Predecessor Funds’ Financial Statements for the fiscal year ended October 31, 2016, appearing in the Predecessor Funds’ annual report to shareholders dated October 31, 2016, and the report of Tait, Weller & Baker LLP, the Funds’ independent registered public accounting firm, also appearing therein, are incorporated by reference in this SAI.  For a more complete discussion of the Predecessor Funds’ performance, please see the Predecessor Funds’ annual report to shareholders dated October 31, 2016, which may be obtained without charge.

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APPENDIX A

DESCRIPTION OF SECURITIES RATINGS

Short-Term Credit Ratings

An S & P Global Ratings short-term issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation having an original maturity of no more than 365 days.  The following summarizes the rating categories used by S & P Global Ratings for short-term issues:

“A-1” — A short-term obligation rated “A-1” is rated in the highest category and indicates that the obligor’s capacity to meet its financial commitment on the obligation is strong.  Within this category, certain obligations are designated with a plus sign (+).  This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

“A-2” — A short-term obligation rated “A-2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.  However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

“A-3” — A short-term obligation rated “A-3” exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

“B” — A short-term obligation rated “B” is regarded as vulnerable and has significant speculative characteristics.  The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments.

“C” — A short-term obligation rated “C” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

“D” — A short-term obligation rated “D” is in default or in breach of an imputed promise.  For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the date due, unless S & P Global Ratings believes that such payments will be made within any stated grace period.  However, any stated grace period longer than five business days will be treated as five business days.  The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions.  An obligation’s rating is lowered to “D” if it is subject to a distressed exchange offer.

Local Currency and Foreign Currency Risks — S & P Global Ratings issuer credit ratings make a distinction between foreign currency ratings and local currency ratings.  An issuer’s foreign currency rating will differ from its local currency rating when the obligor has a different capacity to meet its obligations denominated in its local currency, vs. obligations denominated in a foreign currency.

Moody’s Investors Service (“Moody’s”) short-term ratings are forward-looking opinions of the relative credit risks of financial obligations with an original maturity of thirteen months or less and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

“P-1” — Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

“P-2” — Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

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“P-3” — Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

“NP” — Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Fitch, Inc. / Fitch Ratings Ltd. (“Fitch”) short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation.  Short-term ratings are assigned to obligations whose initial maturity is viewed as “short-term” based on market convention.  Typically, this means up to 13 months for corporate, sovereign and structured obligations, and up to 36 months for obligations in U.S. public finance markets.  The following summarizes the rating categories used by Fitch for short-term obligations:

“F1” — Securities possess the highest short-term credit quality.  This designation indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

“F2” — Securities possess good short-term credit quality.  This designation indicates good intrinsic capacity for timely payment of financial commitments.

“F3” — Securities possess fair short-term credit quality.  This designation indicates that the intrinsic capacity for timely payment of financial commitments is adequate.

“B” — Securities possess speculative short-term credit quality.  This designation indicates minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

“C” — Securities possess high short-term default risk.  Default is a real possibility.

“RD” — Restricted default.  Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations.  Typically applicable to entity ratings only.

“D” — Default.  Indicates a broad-based default event for an entity, or the default of a short-term obligation.

The DBRS® Ratings Limited (“DBRS”) short-term debt rating scale provides an opinion on the risk that an issuer will not meet its short-term financial obligations in a timely manner.  Ratings are based on quantitative and qualitative considerations relevant to the issuer and the relative ranking of claims.  The R-1 and R-2 rating categories are further denoted by the sub-categories “(high)”, “(middle)”, and “(low)”.

The following summarizes the ratings used by DBRS for commercial paper and short-term debt:

“R-1 (high)” - Short-term debt rated “R-1 (high)” is of the highest credit quality.  The capacity for the payment of short-term financial obligations as they fall due is exceptionally high.  Unlikely to be adversely affected by future events.

“R-1 (middle)” — Short-term debt rated “R-1 (middle)” is of superior credit quality.  The capacity for the payment of short-term financial obligations as they fall due is very high.  Differs from “R-1 (high)” by a relatively modest degree.  Unlikely to be significantly vulnerable to future events.

“R-1 (low)” — Short-term debt rated “R-1 (low)” is of good credit quality. The capacity for the payment of short-term financial obligations as they fall due is substantial.  Overall strength is not as favorable as higher rating categories.  May be vulnerable to future events, but qualifying negative factors are considered manageable.

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“R-2 (high)” — Short-term debt rated “R-2 (high)” is considered to be at the upper end of adequate credit quality.  The capacity for the payment of short-term financial obligations as they fall due is acceptable.  May be vulnerable to future events.

“R-2 (middle)” — Short-term debt rated “R-2 (middle)” is considered to be of adequate credit quality.  The capacity for the payment of short-term financial obligations as they fall due is acceptable.  May be vulnerable to future events or may be exposed to other factors that could reduce credit quality.

“R-2 (low)” — Short-term debt rated “R-2 (low)” is considered to be at the lower end of adequate credit quality.  The capacity for the payment of short-term financial obligations as they fall due is acceptable.  May be vulnerable to future events.  A number of challenges are present that could affect the issuer’s ability to meet such obligations.

“R-3” — Short-term debt rated “R-3” is considered to be at the lowest end of adequate credit quality.  There is a capacity for the payment of short-term financial obligations as they fall due.  May be vulnerable to future events and the certainty of meeting such obligations could be impacted by a variety of developments.

“R-4” — Short-term debt rated “R-4” is considered to be of speculative credit quality.  The capacity for the payment of short-term financial obligations as they fall due is uncertain.

“R-5” — Short-term debt rated “R-5” is considered to be of highly speculative credit quality.  There is a high level of uncertainty as to the capacity to meet short-term financial obligations as they fall due.

“D” — Short-term debt rated “D” is assigned when the issuer has filed under any applicable bankruptcy, insolvency or winding up statute or there is a failure to satisfy an obligation after the exhaustion of grace periods, a downgrade to “D” may occur.  DBRS may also use “SD” (Selective Default) in cases where only some securities are impacted, such as the case of a “distressed exchange”.

Long-Term Credit Ratings

The following summarizes the ratings used by S & P Global Ratings for long-term issues:

“AAA” — An obligation rated “AAA” has the highest rating assigned by S & P Global Ratings.  The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

“AA” — An obligation rated “AA” differs from the highest-rated obligations only to a small degree.  The obligor’s capacity to meet its financial commitment on the obligation is very strong.

“A” — An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories.  However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

“BBB” — An obligation rated “BBB” exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

“BB,” “B,” “CCC,” “CC” and “C” — Obligations rated “BB,” “B,” “CCC,” “CC” and “C” are regarded as having significant speculative characteristics.  “BB” indicates the least degree of speculation and “C” the highest.  While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

“BB” — An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues.  However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

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“B” — An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB”, but the obligor currently has the capacity to meet its financial commitment on the obligation.  Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

“CCC” — An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.  In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

“CC” — An obligation rated “CC” is currently highly vulnerable to nonpayment.  The “CC” rating is used when a default has not yet occurred, but S & P Global Ratings expects default to be a virtual certainty, regardless of the anticipated time to default.

“C” — An obligation rated “C” is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.

“D” — An obligation rated “D” is in default or in breach of an imputed promise.  For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the date due, unless S & P Global Ratings believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days.  The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions.  An obligation’s rating is lowered to “D” if it is subject to a distressed exchange offer.

Plus (+) or minus (-) — The ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

“NR” — This indicates that no rating has been requested, or that there is insufficient information on which to base a rating, or that S & P Global Ratings does not rate a particular obligation as a matter of policy.

Local Currency and Foreign Currency Risks - S & P Global Ratings issuer credit ratings make a distinction between foreign currency ratings and local currency ratings.  An issuer’s foreign currency rating will differ from its local currency rating when the obligor has a different capacity to meet its obligations denominated in its local currency, vs. obligations denominated in a foreign currency.

Moody’s long-term ratings are forward-looking opinions of the relative credit risks of financial obligations with an original maturity of one year or more.  Such ratings reflect both the likelihood of default on contractually promised payments and the expected financial loss suffered in the event of default.  The following summarizes the ratings used by Moody’s for long-term debt:

“Aaa” — Obligations rated “Aaa” are judged to be of the highest quality, subject to the lowest level of credit risk.

“Aa” — Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

“A” — Obligations rated “A” are judged to be upper-medium grade and are subject to low credit risk.

“Baa” — Obligations rated “Baa” are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

“Ba” — Obligations rated “Ba” are judged to be speculative and are subject to substantial credit risk.

“B” — Obligations rated “B” are considered speculative and are subject to high credit risk.

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“Caa” — Obligations rated “Caa” are judged to be speculative of poor standing and are subject to very high credit risk.

“Ca” — Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

“C” — Obligations rated “C” are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note:  Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from “Aa” through “Caa.”  The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

The following summarizes long-term ratings used by Fitch:

“AAA” — Securities considered to be of the highest credit quality.  “AAA” ratings denote the lowest expectation of credit risk.  They are assigned only in cases of exceptionally strong capacity for payment of financial commitments.  This capacity is highly unlikely to be adversely affected by foreseeable events.

“AA” — Securities considered to be of very high credit quality.  “AA” ratings denote expectations of very low credit risk.  They indicate very strong capacity for payment of financial commitments.  This capacity is not significantly vulnerable to foreseeable events.

“A” — Securities considered to be of high credit quality.  “A” ratings denote expectations of low credit risk.  The capacity for payment of financial commitments is considered strong.  This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

“BBB” — Securities considered to be of good credit quality.  “BBB” ratings indicate that expectations of credit risk are currently low.  The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

“BB” — Securities considered to be speculative.  “BB” ratings indicate that there is an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

“B” — Securities considered to be highly speculative.  “B” ratings indicate that material credit risk is present.

“CCC” — A “CCC” rating indicates that substantial credit risk is present.

“CC” — A “CC” rating indicates very high levels of credit risk.

“C” — A “C” rating indicates exceptionally high levels of credit risk.

Defaulted obligations typically are not assigned “RD” or “D” ratings, but are instead rated in the “B” to “C” rating categories, depending upon their recovery prospects and other relevant characteristics.  Fitch believes that this approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

Plus (+) or minus (-) may be appended to a rating to denote relative status within major rating categories.  Such suffixes are not added to the “AAA” obligation rating category, or to corporate finance obligation ratings in the categories below “CCC”.

The DBRS long-term rating scale provides an opinion on the risk of default.  That is, the risk that an issuer will fail to satisfy its financial obligations in accordance with the terms under which an obligation has been issued.

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Ratings are based on quantitative and qualitative considerations relevant to the issuer, and the relative ranking of claims.  All rating categories other than AAA and D also contain subcategories “(high)” and “(low)”.  The absence of either a “(high)” or “(low)” designation indicates the rating is in the middle of the category.  The following summarizes the ratings used by DBRS for long-term debt:

“AAA” -  Long-term debt rated “AAA” is of the highest credit quality.  The capacity for the payment of financial obligations is exceptionally high and unlikely to be adversely affected by future events.

“AA” — Long-term debt rated “AA” is of superior credit quality.  The capacity for the payment of financial obligations is considered high.  Credit quality differs from “AAA” only to a small degree.  Unlikely to be significantly vulnerable to future events.

“A” — Long-term debt rated “A” is of good credit quality.  The capacity for the payment of financial obligations is substantial, but of lesser credit quality than “AA.”  May be vulnerable to future events, but qualifying negative factors are considered manageable.

“BBB” — Long-term debt rated “BBB” is of adequate credit quality.  The capacity for the payment of financial obligations is considered acceptable.  May be vulnerable to future events.

“BB” — Long-term debt rated “BB” is of speculative, non-investment grade credit quality.  The capacity for the payment of financial obligations is uncertain.  Vulnerable to future events.

“B” — Long-term debt rated “B” is of highly speculative credit quality.  There is a high level of uncertainty as to the capacity to meet financial obligations.

“CCC”, “CC” and “C” — Long-term debt rated in any of these categories is of very highly speculative credit quality. In danger of defaulting on financial obligations.  There is little difference between these three categories, although “CC” and “C” ratings are normally applied to obligations that are seen as highly likely to default, or subordinated to obligations rated in the “CCC” to “B” range.  Obligations in respect of which default has not technically taken place but is considered inevitable may be rated in the “C” category.

“D” — A security rated “D” is assigned when the issuer has filed under any applicable bankruptcy, insolvency or winding up statute or there is a failure to satisfy an obligation after the exhaustion of grace periods, a downgrade to “D” may occur.  DBRS may also use “SD” (Selective Default) in cases where only some securities are impacted, such as the case of a “distressed exchange”.

Municipal Note Ratings

An S & P Global Ratings U.S. municipal note rating reflects S & P Global Ratings’ opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating.  Notes with an original maturity of more than three years will most likely receive a long-term debt rating.  In determining which type of rating, if any, to assign, S & P Global Ratings analysis will review the following considerations:

•                                          Amortization schedule - the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

•                                          Source of payment - the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Municipal Short-Term Note rating symbols are as follows:

“SP-1” — A municipal note rated “SP-1” exhibits a strong capacity to pay principal and interest.  An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

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“SP-2” — A municipal note rated “SP-2” exhibits a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

“SP-3” — A municipal note rated “SP-3” exhibits a speculative capacity to pay principal and interest.

Moody’s uses the Municipal Investment Grade (“MIG”) scale to rate U.S. municipal bond anticipation notes of up to three years maturity.  Municipal notes rated on the MIG scale may be secured by either pledged revenues or proceeds of a take-out financing received prior to note maturity.  MIG ratings expire at the maturity of the obligation, and the issuer’s long-term rating is only one consideration in assigning the MIG rating.  MIG ratings are divided into three levels — “MIG-1” through “MIG-3” while speculative grade short-term obligations are designated “SG”.  The following summarizes the ratings used by Moody’s for short-term municipal obligations:

“MIG-1” — This designation denotes superior credit quality.  Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

“MIG-2” — This designation denotes strong credit quality.  Margins of protection are ample, although not as large as in the preceding group.

“MIG-3” — This designation denotes acceptable credit quality.  Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

“SG” — This designation denotes speculative-grade credit quality.  Debt instruments in this category may lack sufficient margins of protection.

“NR” — Is assigned to an unrated obligation.

In the case of variable rate demand obligations (“VRDOs”), a two-component rating is assigned:  a long or short-term debt rating and a demand obligation rating.  The first element represents Moody’s evaluation of risk associated with scheduled principal and interest payments.  The second element represents Moody’s evaluation of risk associated with the ability to receive purchase price upon demand (“demand feature”).  The second element uses a rating from a variation of the MIG rating scale called the Variable Municipal Investment Grade or “VMIG” scale/ the rating transitions on the VMIG scale differ from those on the Prime scale to reflect the risk that external liquidity support generally will terminate if the issuer’s long-term rating drops below investment grade.

VMIG rating expirations are a function of each issue’s specific structural or credit features.

“VMIG-1” — This designation denotes superior credit quality.  Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“VMIG-2” — This designation denotes strong credit quality.  Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“VMIG-3” — This designation denotes acceptable credit quality.  Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“SG” — This designation denotes speculative-grade credit quality.  Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

“NR” — Is assigned to an unrated obligation.

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About Credit Ratings

An S & P Global Ratings issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs).  It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated.  The opinion reflects S & P Global Ratings’ view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Moody’s credit ratings must be construed solely as statements of opinion and not statements of fact or recommendations to purchase, sell or hold any securities.

Fitch’s credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations.  Fitch credit ratings are used by investors as indications of the likelihood of receiving the money owed to them in accordance with the terms on which they invested.  Fitch’s credit ratings cover the global spectrum of corporate, sovereign (including supranational and sub-national), financial, bank, insurance, municipal and other public finance entities and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.

Credit ratings provided by DBRS are forward-looking opinions about credit risk which reflect the creditworthiness of an issuer, rated entity, and/or security.  Credit ratings are not statements of fact. While historical statistics and performance can be important considerations, credit ratings are not based solely on such; they include subjective considerations and involve expectations for future performance that cannot be guaranteed.  To the extent that future events and economic conditions do not match expectations, credit ratings assigned to issuers and/or securities can change.  Credit ratings are also based on approved and applicable methodologies, models and criteria (“Methodologies”), which are periodically updated and when material changes are deemed necessary for a wide variety of potential reasons, this may also lead to rating changes.

Credit ratings typically provide an opinion on the risk that investors may not be repaid in accordance with the terms under which the obligation was issued.  In some cases, credit ratings may also include consideration for the relative ranking of claims and recovery, should default occur.  Credit ratings are meant to provide opinions on relative measures of risk and are not based on expectations of any specific default probability, nor are they meant to predict such.

The data and information on which DBRS bases its opinions is not audited or verified by DBRS, although DBRS conducts a reasonableness review of information received and relied upon in accordance with its Methodologies and policies.

DBRS uses rating symbols as a concise method of expressing its opinion to the market but there are a limited number of rating categories for the possible slight risk differentials that will exist across the rating spectrum and DBRS does not assert that credit ratings in the same category are of “exactly” the same quality.

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THE RBB FUND, INC.

PEA 212

PART C: OTHER INFORMATION

Item 28.      EXHIBITS

(a)	Articles of Incorporation.

(1)

Articles of Incorporation of Registrant are incorporated herein by reference to Registrant’s Registration Statement (No. 33-20827) filed on March 24, 1988, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

(2)

Articles Supplementary of Registrant are incorporated herein by reference to Registrant’s Registration Statement (No. 33-20827) filed on March 24, 1988, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

(3)

Articles of Amendment to Articles of Incorporation of Registrant are incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant’s Registration Statement (No. 33-20827) filed on July 12, 1988, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

(4)

Articles Supplementary of Registrant are incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant’s Registration Statement (No. 33-20827) filed on July 12, 1988, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

(5)

Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 3 to the Registrant’s Registration Statement (No. 33-20827) filed on April 27, 1990, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

(6)

Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 4 to the Registrant’s Registration Statement (No. 33-20827) filed on May 1, 1990, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

(7)

Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant’s Registration Statement (No. 33-20827) filed on July 15, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

(8)

Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 8 to the Registrant’s Registration Statement (No. 33-20827) filed on October 22, 1992, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

(9)

Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 13 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 1993, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

(10)

Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 13 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 1993, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

(11)

Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement (No. 33-20827) filed on December 19, 1994, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

(12)

Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement (No. 33-20827) filed on December 19, 1994, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

(13)

Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement (No. 33-20827) filed on December 19, 1994, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

(14)

Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant’s Registration Statement (No. 33-20827) filed on December 19, 1994, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

(15)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 27 to the Registrant’s Registration Statement (No. 33-20827) filed on March 31, 1995.

(16)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 34 to the Registrant’s Registration Statement (No. 33-20827) filed on May 16, 1996.

(17)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 39 to the Registrant’s Registration Statement (No. 33-20827) filed on October 11, 1996.

(18)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 45 to the Registrant’s Registration Statement (No. 33-20827) filed on May 9, 1997.

(19)

Articles of Amendment to Charter of the Registrant are incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement (No. 33-20827) filed on September 25, 1997.

(20)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement (No. 33-20827) filed on September 25, 1997.

(21)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 1998.

(22)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 1998.

(23)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant’s Registration Statement (No. 33-20827) filed on December 14, 1998.

(24)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant’s Registration Statement (No. 33-20827) filed on December 14, 1998.

(25)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement (No. 33-20827) filed on September 30, 1999.

(26)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 69 to the Registrant’s Registration Statement (No. 33-20827) filed on November 29, 1999.

(27)

Articles of Amendment to Charter of the Registrant are incorporated herein by reference to Post-Effective Amendment No. 71 to the Registrant’s Registration Statement (No. 33-20827) filed on December 29, 2000.

(28)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 71 to the Registrant’s Registration Statement (No. 33-20827) filed on December 29, 2000.

(29)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 71 to the Registrant’s Registration Statement (No. 33-20827) filed on December 29, 2000.

(30)

Articles of Amendment to Charter of the Registrant are incorporated herein by reference to Post-Effective Amendment No. 71 to the Registrant’s Registration Statement (No. 33-20827) filed on December 29, 2000.

(31)	Articles Supplementary of Registrant are incorporated herein by reference to Post-Effective Amendment No. 73 to the Registrant’s Registration Statement (No. 33-20827) filed on March 15, 2001.

(32)

Articles of Amendment to Charter of the Registrant (Boston Partners Bond Fund — Institutional Class and Boston Partners Bond Fund — Investor Class) are incorporated herein by reference to Post-Effective Amendment No. 77 to the Registrant’s Registration Statement (No. 33-20827) filed on May 15, 2002.

(33)

Articles Supplementary of Registrant (Boston Partners All-Cap Value Fund — Institutional Class and Boston Partners Bond Fund — Institutional Class) are incorporated herein by reference to Post-Effective Amendment No. 77 to the Registrant’s Registration Statement (No. 33-20827) filed on May 15, 2002.

(34)

Articles Supplementary of Registrant (Schneider Value Fund) are incorporated herein by reference to Post-Effective Amendment No. 78 to the Registrant’s Registration Statement (No. 33-20827) filed on May 16, 2002.

(35)

Articles Supplementary of Registrant (Institutional Liquidity Fund for Credit Unions and Liquidity Fund for Credit Union Members) are incorporated herein by reference to Post-Effective Amendment No. 84 to the Registrant’s Registration Statement (No. 33-20827) filed on December 29, 2003.

(36)

Articles of Amendment to Charter of the Registrant are incorporated herein by reference to Post-Effective Amendment No. 89 to the Registrant’s Registration Statement (No. 33-20827) filed on December 30, 2004.

(37)

Articles Supplementary of Registrant (Robeco WPG Core Bond Fund — Investor Class, Robeco WPG Core Bond Fund — Institutional Class, Robeco WPG Tudor Fund — Institutional Class, Robeco WPG Large Cap Growth Fund — Institutional Class) are incorporated herein by reference to Post-Effective Amendment No. 93 to the Registrant’s Registration Statement (No. 33-20827) filed on March 4, 2005.

(38)	Certificate of Correction of Registrant is incorporated herein by reference to Post-Effective Amendment No. 95 to the Registrant’s Registration Statement (No. 33-20827) filed on March 23, 2005.

(39)

Articles Supplementary of Registrant (Robeco WPG Core Bond Fund — Investor Class, Robeco WPG Core Bond Fund — Institutional Class, Robeco WPG Tudor Fund — Institutional Class, Robeco WPG 130/30 Large Cap Core Fund f/k/a Robeco WPG Large Cap Growth Fund — Institutional Class) are incorporated herein by reference to Post-Effective Amendment No. 95 to the Registrant’s Registration Statement (No. 33-20827) filed on March 23, 2005.

(40)

Articles Supplementary of Registrant (Senbanc Fund) are incorporated herein by reference to Post-Effective Amendment No. 96 to the Registrant’s Registration Statement (No. 33-20827) filed on June 6, 2005.

(41)

Articles of Amendment of Registrant (Robeco WPG Core Bond Fund — Retirement Class) are incorporated herein by reference to Post-Effective Amendment No. 97 to the Registrant’s Registration Statement (No. 33-20827) filed on August 19, 2005.

(42)

Articles Supplementary of Registrant (Robeco WPG Core Bond Fund — Investor Class) are incorporated herein by reference to Post-Effective Amendment No. 99 to the Registrant’s Registration Statement (No. 33-20827) filed on September 27, 2005.

(43)

Articles Supplementary of Registrant (Bear Stearns CUFS MLP Mortgage Portfolio) are incorporated herein by reference to Post-Effective Amendment No. 104 to the Registrant’s Registration Statement (No. 33-20827) filed on July 18, 2006.

(44)

Articles of Amendment to Charter of the Registrant (Bear Stearns CUFS MLP Mortgage Portfolio) are incorporated herein by reference to Post-Effective Amendment No. 108 to the Registrant’s Registration Statement (No. 33-20827) filed on December 14, 2006.

(45)

Articles Supplementary of Registrant (Bear Stearns Ultra Short Income Fund f/k/a Bear Stearns Enhanced Income Fund) are incorporated herein by reference to Post-Effective Amendment No. 109 to Registrant’s Registration Statement (No. 33-20827) filed on December 15, 2006.

(46)

Articles Supplementary of Registrant (Marvin & Palmer Large Cap Growth Fund) are incorporated herein by reference to Post-Effective Amendment No. 109 to Registrant’s Registration Statement (No. 33-20827) filed on December 15, 2006.

(47)

Articles of Amendment to Charter of the Registrant (Bear Stearns Ultra Short Income Fund f/k/a Bear Stearns Enhanced Income Fund) are incorporated herein by reference to Post-Effective Amendment No. 111 to the Registrant’s Registration Statement (No. 33-20827) filed on February 28, 2007.

(48)

Articles Supplementary of Registrant (Bear Stearns Ultra Short Income Fund f/k/a Bear Stearns Enhanced Income Fund) are incorporated herein by reference to Post-Effective Amendment No. 111 to the Registrant’s Registration Statement (No. 33-20827) filed on February 28, 2007.

(49)

Articles Supplementary of Registrant (Free Market U.S. Equity Fund, Free Market International Equity Fund, Free Market Fixed Income Fund) incorporated herein by reference to Post-Effective Amendment No. 112 to the Registrant’s Registration Statement (No. 33-20827) filed on June 1, 2007.

(50)

Articles Supplementary of Registrant (Robeco WPG 130/30 Large Cap Core Fund — Investor Class) are incorporated herein by reference to Post-Effective Amendment No. 113 to the Registrant’s Registration Statement (No. 33-20827) filed on July 13, 2007.

(51)

Articles Supplementary of Registrant (SAM Sustainable Water Fund, SAM Sustainable Climate Fund) are incorporated herein by reference to Post-Effective Amendment No. 114 to the Registrant’s Registration Statement (No. 33-20827) filed on July 17, 2007.

(52)

Articles of Amendment of Registrant (Robeco WPG 130/30 Large Cap Core Fund — Institutional Class) are incorporated herein by reference to Post-Effective Amendment No. 116 to the Registrant’s Registration Statement (No. 33-20827) filed on September 4, 2007.

(53)

Articles Supplementary of Registrant (Bear Stearns Multifactor 130/30 US Core Equity Fund) are incorporated herein by reference to Post-Effective Amendment No. 123 to the Registrant’s Registration Statement (No. 33-20827) filed on December 17, 2007.

(54)

Articles of Amendment to Charter of the Registrant (Bear Stearns Ultra Short Income Fund f/k/a Bear Stearns Enhanced Income Fund are incorporated herein by reference to Post-Effective Amendment No. 124 to the Registrant’s Registration Statement (No. 33-20827) filed on December 28, 2007.

(55)

Articles Supplementary of Registrant (SAM Sustainable Global Active Fund, SAM Sustainable Themes Fund) are incorporated herein by reference to Post-Effective Amendment No. 128 to the Registrant’s Registration Statement (No. 33-20827) filed on April 23, 2009.

(56)

Articles Supplementary of Registrant (Perimeter Small Cap Growth Fund) are incorporated herein by reference to Post-Effective Amendment No. 129 to the Registrant’s Registration Statement (No. 33-20827) filed on July 2, 2009.

(57)	Articles Supplementary of Registrant (S1 Fund) are incorporated herein by reference to Post-Effective Amendment No. 135 to Registrant’s Registration Statement (No. 33-20827) filed on July 19, 2010.

(58)

Articles Supplementary of Registrant (Robeco Boston Partners Long/Short Research Fund) are incorporated herein by reference to Post-Effective Amendment No. 136 to the Registrant’s Registration Statement (No. 33-20827) filed on August 4, 2010.

(59)

Articles of Amendment of Registrant (Robeco WPG Small/Micro Cap Value Fund f/k/a Robeco WPG Small Cap Value Fund) are incorporated herein by reference to Post-Effective Amendment No. 141 to the Registrant’s Registration Statement (No. 33-20827) filed on December 28, 2010.

(60)

Articles Supplementary of Registrant (Robeco Boston Partners Global Equity Fund and Robeco Boston Partners International Equity Fund) are incorporated herein by reference to Post-Effective Amendment No. 142 to the Registrant’s Registration Statement (No. 33-20827) filed on October 14, 2011.

(61)

Articles Supplementary of Registrant (Summit Global Investments U.S. Low Volatility Equity Fund) are incorporated herein by reference to Post-Effective Amendment No. 144 to the Registrant’s Registration Statement (No. 33-20827) filed on December 15, 2011.

(62)

Articles Supplementary of Registrant (Free Market U.S. Equity Fund, Free Market International Equity Fund, Free Market Fixed Income Fund) are incorporated herein by reference to Post-Effective Amendment No. 149 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 2012.

(63)

Articles Supplementary of Registrant (Robeco Boston Partners Global Long/Short Fund) are incorporated herein by reference to Post-Effective Amendment No. 152 to the Registrant’s Registration Statement (No. 33-20827) filed on March 29, 2013.

(64)

Articles Supplementary of Registrant (Robeco Boston Partners Long/Short Research Fund — Institutional Class) are incorporated herein by reference to Post-Effective Amendment No. 157 to the Registrant’s Registration Statement (No. 33-20827) filed on October 29, 2013.

(65)

Articles Supplementary of Registrant (Matson Money U.S. Equity VI Portfolio, Matson Money International VI Equity Portfolio, Matson Money Fixed Income VI Portfolio) are incorporated herein by reference to Post-Effective Amendment No. 159 to the Registrant’s Registration Statement (No. 33-20827) filed on December 20, 2013.

(66)

Articles Supplementary of Registrant (Scotia Dynamic U.S. Growth Fund) are incorporated herein by reference to Post-Effective Amendment No. 161 to the Registrant’s Registration Statement (No. 33-20827) filed on December 27, 2013.

(67)

Articles Supplementary of Registrant (Robeco Boston Partners Long/Short Research Fund — Institutional Class) are incorporated herein by reference to Post-Effective Amendment No. 168 to the Registrant’s Registration Statement (No. 33-20827) filed on June 30, 2014.

(68)

Articles Supplementary of Registrant (Abbey Capital Futures Strategy Fund and Altair Smaller Companies Fund) are incorporated herein by reference to Post-Effective Amendment No. 168 to the Registrant’s Registration Statement (No. 33-20827) filed on June 30, 2014.

(69)

Articles Supplementary of Registrant (Campbell Core Trend Fund) are incorporated herein by reference to Post-Effective Amendment No. 171 to the Registrant’s Registration Statement (No. 33-20827) filed on October 16, 2014.

(70)

Articles Supplementary of Registrant (Free Market U.S. Equity Fund, Free Market International Equity Fund, Free Market Fixed Income Fund) are incorporated herein by reference to Post-Effective Amendment No. 174 to the Registrant’s Registration Statement (No. 33-20827) filed on December 23, 2014.

(71)

Articles Supplementary of Registrant (Boston Partners Investment Funds) are incorporated herein by reference to Post-Effective Amendment No. 174 to the Registrant’s Registration Statement (No. 33-20827) filed on December 23, 2014.

(72)

Articles Supplementary of Registrant (Boston Partners Emerging Markets Long/Short Fund) are incorporated herein by reference to Post-Effective Amendment No. 182 to the Registrant’s Registration Statement (No. 33-20827) filed on October 16, 2015.

(73)

Articles Supplementary of Registrant (Campbell Core Carry Fund) are incorporated herein by reference to Post-Effective Amendment No. 182 to the Registrant’s Registration Statement (No. 33-20827) filed on October 16, 2015.

(74)

Articles Supplementary of Registrant (Boston Partners Alpha Blue Dynamic Equity Fund) are incorporated herein by reference to Post-Effective Amendment No. 182 to the Registrant’s Registration Statement (No. 33-20827) filed on October 16, 2015.

(75)

Articles Supplementary of Registrant (Summit Global Investments U.S. Low Volatility Equity Fund — Class C) are incorporated herein by reference to Post-Effective Amendment No. 184 to the Registrant’s Registration Statement (No. 33-20827) filed on October 30, 2015.

(76)

Articles Supplementary of Registrant (Boston Partners Long/Short Research Fund — Institutional Class) are incorporated herein by reference to Post-Effective Amendment No. 187 to the Registrant’s Registration Statement (No. 33-20827) filed on December 29, 2015.

(77)

Articles Supplementary of Registrant (Summit Global Investments Small Cap Low Volatility Fund) are incorporated herein by reference to Post-Effective Amendment No. 195 to the Registrant’s Registration Statement (No. 33-20827) filed on March 30, 2016.

(78)

Articles Supplementary of Registrant (Fasanara Capital Absolute Return Multi-Asset Fund) are incorporated herein by reference to Post-Effective Amendment No. 198 to the Registrant’s Registration Statement (No. 33-20827) filed on April 29, 2016.

(79)

Articles Supplementary of Registrant (Motley Fool Independence Fund, Motley Fool Great America Fund, and Motley Fool Emerging Markets Fund (f/k/a Motley Fool Epic Voyage Fund)) are incorporated herein by reference to Post-Effective Amendment No. 206 to the Registrant’s Registration Statement (No. 33-20827) filed on December 21, 2016.

(80)

Articles of Amendment of Registrant (Campbell Dynamic Trend Fund f/k/a Campbell Core Trend Fund and Campbell Multi-Asset Carry Fund f/k/a Campbell Core Carry Fund) is incorporated herein by reference to Post-Effective Amendment No. 207 to the Registrant’s Registration Statement (No. 33-20827) filed on December 28, 2016.

(81)	Articles of Amendment of Registrant (Motley Fool Independence Fund, Motley Fool Great America Fund, and Motley Fool Emerging Markets Fund) — filed herewith.

(b)	By-Laws.

(1)	By-Laws, as amended, are incorporated herein by reference to Post-Effective Amendment No. 143 to the Registrant’s Registration Statement (No. 33-20827) filed on October 28, 2011.

(c)	Instruments Defining Rights of Security Holders.

(1)

See Articles VI, VII, VIII, IX and XI of Registrant’s Articles of Incorporation dated February 17, 1988 which are incorporated herein by reference to Registrant’s Registration Statement (No. 33-20827) filed on March 24, 1988, and refiled electronically with Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed on October 30, 1998.

(2)

See Articles II, III, VI, XIII, and XIV of Registrant’s By-Laws as amended through August 25, 2004, which are incorporated herein by reference to Post-Effective Amendment No. 89 to the Registrant’s Registration Statement (No. 33-20827) filed on December 30, 2004.

(d)	Investment Advisory Contracts.

(1)

Form of Investment Advisory Agreement (Motley Fool Independence Fund, Motley Fool Great America Fund and Motley Fool Emerging Markets Fund (f/k/a Motley Fool Epic Voyage Fund)) between Registrant and Motley Fool Asset Management, LLC is incorporated herein by reference to Post-Effective Amendment No. 206 to the Registrant’s Registration Statement (No. 33-20827) filed on December 21, 2016.

(2)

Form of Expense Limitation and Reimbursement Agreement (Motley Fool Independence Fund, Motley Fool Great America Fund and Motley Fool Emerging Markets Fund (f/k/a Motley Fool Epic Voyage Fund)) between Registrant and Motley Fool Asset Management, LLC is incorporated herein by reference to Post-Effective Amendment No. 206 to the Registrant’s Registration Statement (No. 33-20827) filed on December 21, 2016.

(e)	Underwriting Contracts.

(1)

Form of Distribution Agreement (Motley Fool Independence Fund, Motley Fool Great America Fund and Motley Fool Emerging Markets Fund (f/k/a Motley Fool Epic Voyage Fund)) between Registrant and Foreside Funds Distributors, LLC is incorporated herein by reference to Post-Effective Amendment No. 206 to the Registrant’s Registration Statement (No. 33-20827) filed on December 21, 2016.

(2)

Form of Distribution Agreement (Motley Fool Independence Fund, Motley Fool Great America Fund and Motley Fool Emerging Markets Fund (f/k/a Motley Fool Epic Voyage Fund)) between Registrant and Foreside Funds Distributors, LLC — filed herewith.

(f)	Bonus or Profit Sharing Contracts.

(1)	Form of Deferred Compensation Plan is incorporated herein by reference to Post-Effective Amendment No. 160 to the Registrant’s Registration Statement (No. 33-20827) filed on December 23, 2013.

(2)	Form of Deferred Compensation Agreement is incorporated herein by reference to Post-Effective Amendment No. 160 to the Registrant’s Registration Statement (No. 33-20827) filed on December 23, 2013.

(g)	Custodian Agreements.

(1)

Custody Agreement dated November 20, 2013 between the Motley Fool Funds Trust and The Bank of New York Mellon is incorporated herein by reference to Exhibit (g)(1) of Post-Effective Amendment No. 16 to Registration Statement on Form N-1A of the Motley Fool Funds Trust (File No. 333-156770), as filed with the SEC via EDGAR Accession No. 0001104659-14-014969 on February 28, 2014.

(2)

Foreign Custody Manager Designation Agreement dated November 1, 2013 between the Motley Fool Funds Trust and BNY Mellon Investment Servicing (US) Inc. is incorporated herein by reference to Exhibit (g)(2) of Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A of the Motley Fool Funds Trust (File No. 333-156770), as filed with the SEC via EDGAR Accession No. 0001104659-14-014969 on February 28, 2014.

(h)	Other Material Contracts.

(1)	Fund Administration and Accounting Agreement dated November 1, 2013 between the Motley Fool Funds Trust and BNY Mellon Investment Servicing (US) Inc. is incorporated herein by reference to Exhibit

(h)(1) of Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A of the Motley Fool Funds Trust (File No. 333-156770), as filed with the SEC via EDGAR Accession No. 0001104659-14-014969 on February 28, 2014.

(2)

Transfer Agency and Shareholder Services Agreement dated November 1, 2013 between the Motley Fool Funds Trust and BNY Mellon Investment Servicing (US) Inc. is incorporated herein by reference to Exhibit (h)(2) of Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A of the Motley Fool Funds Trust (File No. 333-156770), as filed with the SEC via EDGAR Accession No. 0001104659-15-014295 on February 26, 2015.

(3)

Form of Assignment, Assumption and Amendment Agreement (Motley Fool Independence Fund, Motley Fool Great America Fund and Motley Fool Emerging Markets Fund (f/k/a Motley Fool Epic Voyage Fund)) by and among Registrant, BNY Mellon Investment Servicing (U.S.) Inc., The Bank of New York Mellon, and Motley Fool Funds Trust is incorporated herein by reference to Post-Effective Amendment No. 206 to the Registrant’s Registration Statement (No. 33-20827) filed on December 21, 2016.

(i)	(1) Opinion of Counsel — filed herewith.

(2) Consent of Counsel — filed herewith.

(j)	Consent of Independent Registered Public Accounting Firm — filed herewith.

(k)	None.

(l)

Form of Purchase Agreement Form of Purchase Agreement (Motley Fool Independence Fund, Motley Fool Great America Fund and Motley Fool Epic Voyage Fund) between Registrant and Motley Fool Asset Management, LLC is incorporated herein by reference to Post-Effective Amendment No. 206 to the Registrant’s Registration Statement (No. 33-20827) filed on December 21, 2016.

(m)	None.

(n)	Rule 18f-3 Plan.

(1)	Amended Rule 18f-3 Plan — to be filed by amendment.

(p)	Code of Ethics.

(1)	Code of Ethics of the Registrant is incorporated herein by reference to Post-Effective Amendment No. 110 to Registrant’s Registration Statement (No. 33-20827) filed on December 29, 2006.

(2)

Code of Ethics of Foreside Funds Distributors LLC is incorporated herein by reference to Post-Effective Amendment No. 182 to the Registrant’s Registration Statement (No. 33-20827) filed on October 16, 2015.

(3)

Code of Ethics of Motley Fool Asset Management, LLC is incorporated herein by reference to Post-Effective Amendment No. 206 to the Registrant’s Registration Statement (No. 33-20827) filed on December 21, 2016.

Item 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

None.

Item 30. INDEMNIFICATION

Sections 1, 2, 3 and 4 of Article VIII of Registrant’s Articles of Incorporation, as amended, incorporated herein by reference as Exhibits (a)(1) and (a)(3), provide as follows:

Section 1. To the fullest extent that limitations on the liability of directors and officers are permitted by the Maryland General Corporation Law, no director or officer of the Corporation shall have any liability to the Corporation or its shareholders for damages. This limitation on liability applies to events occurring at the time a person serves as a director or officer of the Corporation whether or not such person is a director or officer at the time of any proceeding in which liability is asserted.

Section 2. The Corporation shall indemnify and advance expenses to its currently acting and its former directors to the fullest extent that indemnification of directors is permitted by the Maryland General Corporation Law. The Corporation shall indemnify and advance expenses to its officers to the same extent as its directors and to such further extent as is consistent with law. The Board of Directors may by law, resolution or agreement make further provision for indemnification of directors, officers, employees and agents to the fullest extent permitted by the Maryland General Corporation law.

Section 3. No provision of this Article shall be effective to protect or purport to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

Section 4. References to the Maryland General Corporation Law in this Article are to the law as from time to time amended. No further amendment to the Articles of Incorporation of the Corporation shall decrease, but may expand, any right of any person under this Article based on any event, omission or proceeding prior to such amendment. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Section 12 of the form of Investment Advisory Agreement between the Registrant and Motley Fool Asset Management, LLC (“Motley Fool”) which provides for indemnification of Motley Fool against certain losses is incorporated herein by reference.

Item 31. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISERS.

A description of any other business, profession, vocation, or employment of a substantial nature in which Motley Fool Asset Management, LLC and each director, officer, or partner of Motley Fool Asset Management, LLC  is or has been engaged within the last two fiscal years for his or her own account or in the capacity of director, employee, partner or trustee, is set forth in the Form ADV of Motley Fool Asset Management, LLC, as filed with the SEC on October 26, 2015, and is incorporated herein by this reference.

Item 32.  PRINCIPAL UNDERWRITER

(a)              Foreside Funds Distributors LLC (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.              Aston Funds

2.              E.I.I. Realty Securities Trust

3.              FundVantage Trust

4.              GuideStone Funds

5.              Kalmar Pooled Investment Trust

6.              Matthews International Funds (d/b/a Matthews Asia Funds)

7.              Metropolitan West Funds

8.              The Motley Fool Funds Trust

9.              New Alternatives Fund

10.       Old Westbury Funds, Inc.

11.       The RBB Fund, Inc.

12.       The Torray Fund

13.       Versus Capital Multi-Manager Real Estate Income Fund LLC (f/k/a Versus Global Multi-Manager Real Estate Income Fund LLC)

(b)              The following are the Officers and Managers of the Distributor, the Registrant’s underwriter.  The Distributor’s main business address is 899 Cassatt Road, 400 Berwyn Park, Suite 110, Berwyn, PA 19312.

Name	Address	Position with Underwriter	Position with Registrant
Richard J. Berthy	Three Canal Plaza, Suite 100, Portland, ME 04101	President, Treasurer and Manager	None
Mark A. Fairbanks	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None
Jennifer K. DiValerio	899 Cassatt Road, 400 Berwyn Park, Suite 110, Berwyn, PA 19312	Vice President	None
Susan K. Moscaritolo	899 Cassatt Road, 400 Berwyn Park, Suite 110, Berwyn, PA 19312	Vice President and Chief Compliance Officer	None
Jennifer E. Hoopes	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None

(c)               Not Applicable

Item 33. LOCATION OF ACCOUNTS AND RECORDS

(1)         The Bank of New York Mellon, 225 Liberty Street, New York, New York 10286 (records relating to its function as custodian).

(2)         Foreside Funds Distributors, 400 Berwyn Park, 899 Cassatt Road, Berwyn, Pennsylvania 19312 (records relating to its function as principal underwriter).

(3)         BNY Mellon Investment Servicing (US) Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809 (records relating to its function as administrator, accounting agent, transfer agent and dividend disbursing agent.

(4)         Motley Fool Asset Management, LLC, 2000 Duke Street, Suite 175, Alexandria, Virginia 22314 (records relating to its function as investment adviser).

Item 34. MANAGEMENT SERVICES

None.

Item 35. UNDERTAKINGS

(a)         Registrant hereby undertakes to hold a meeting of shareholders for the purpose of considering the removal of directors in the event the requisite number of shareholders so request.

(b)         Registrant hereby undertakes to furnish each person to whom a prospectus is delivered a copy of Registrant’s latest annual report to shareholders upon request and without charge.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Chadds Ford, and Commonwealth of Pennsylvania on February 28, 2017.

THE RBB FUND, INC.

By:	/s/ Salvatore Faia
Salvatore Faia
President

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment to Registrant’s Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

	SIGNATURE	TITLE	DATE

	/s/ Salvatore Faia	President (Principal Executive Officer) and	February 28, 2017
	Salvatore Faia	Chief Compliance Officer

	/s/ James G. Shaw	Treasurer (Chief Financial Officer)	February 28, 2017
James G. Shaw

	*J. Richard Carnall	Director	February 28, 2017
J. Richard Carnall

	*Julian A. Brodsky	Director	February 28, 2017
Julian A. Brodsky

	*Arnold M. Reichman	Director	February 28, 2017
Arnold M. Reichman

	*Robert Sablowsky	Director	February 28, 2017
Robert Sablowsky

	*Robert Straniere	Director	February 28, 2017
Robert Straniere

	*Nicholas A. Giordano	Director	February 28, 2017
Nicholas A. Giordano

	*Gregory P. Chandler	Director	February 28, 2017
Gregory P. Chandler

	*Sam Lambroza	Director	February 28, 2017
Sam Lambroza

*By:	/s/ Salvatore Faia		February 28, 2017
Salvatore Faia
Attorney-in-Fact

THE RBB FUND, INC.

(the “Company”)

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, Julian A. Brodsky, hereby constitutes and appoints Salvatore Faia, Michael P. Malloy, James G. Shaw, Edward Paz, and Robert Amweg, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED:	February 16, 2017

/s/ Julian A. Brodsky
Julian A. Brodsky

THE RBB FUND, INC.

(the “Company”)

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, J. Richard Carnall, hereby constitutes and appoints Salvatore Faia, Michael P. Malloy, James G. Shaw, Edward Paz, and Robert Amweg, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED:	February 16, 2017

/s/ J. Richard Carnall
J. Richard Carnall

THE RBB FUND, INC.

(the “Company”)

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, Nicholas A. Giordano, hereby constitutes and appoints Salvatore Faia, Michael P. Malloy, James G. Shaw, Edward Paz, and Robert Amweg, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED:	February 16, 2017

/s/ Nicholas A. Giordano
Nicholas A. Giordano

THE RBB FUND, INC.

(the “Company”)

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, Arnold M. Reichman, hereby constitutes and appoints Salvatore Faia, Michael P. Malloy, James G. Shaw, Edward Paz, and Robert Amweg, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED:	February 16, 2017

/s/ Arnold M. Reichman
Arnold M. Reichman

THE RBB FUND, INC.

(the “Company”)

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, Robert Sablowsky, hereby constitutes and appoints Salvatore Faia, Michael P. Malloy, James G. Shaw, Edward Paz, and Robert Amweg, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED:	February 16, 2017

/s/ Robert Sablowsky
Robert Sablowsky

THE RBB FUND, INC.

(the “Company”)

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, Robert A. Straniere, hereby constitutes and appoints Salvatore Faia, Michael P. Malloy, James G. Shaw, Edward Paz, and Robert Amweg, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED:	February 16, 2017

/s/ Robert Straniere
Robert Straniere

THE RBB FUND, INC.

(the “Company”)

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, Gregory P. Chandler, hereby constitutes and appoints Salvatore Faia, Michael P. Malloy, James G. Shaw, Edward Paz, and Robert Amweg, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED:	February 16, 2017

/s/ Gregory P. Chandler
Gregory P. Chandler

THE RBB FUND, INC.

(the “Company”)

POWER OF ATTORNEY

Know All Men by These Presents, that the undersigned, Sam Lambroza, hereby constitutes and appoints Salvatore Faia, Michael P. Malloy, James G. Shaw, Edward Paz, and Robert Amweg, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.

DATED:	February 16, 2017

/s/ Sam Lambroza
Sam Lambroza

INDEX TO EXHIBITS

Exhibit No.	Description of Exhibit

(a)(81)	Articles of Amendment of Registrant (Motley Fool Independence Fund, Motley Fool Great America Fund, and Motley Fool Emerging Markets Fund)

(e)(2)	Form of Distribution Agreement

(i)(1)	Opinion of Counsel

(i)(2)	Consent of Counsel

(j)	Consent of Independent Registered Public Accounting Firm